Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 17, 2011	Jun. 30, 2010
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Entity Registrant Name	COMERICA INC /NEW/
Entity Central Index Key	0000028412
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 6,296,303,671
Entity Common Stock, Shares Outstanding		176,767,145

CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 668	$ 774
Interest-bearing deposits with banks	1,415	4,843
Other short-term investments	141	138
Investment securities available-for-sale	7,560	7,416
Commercial loans	22,145	21,690
Real estate construction loans	2,253	3,461
Commercial mortgage loans	9,767	10,457
Residential mortgage loans	1,619	1,651
Consumer loans	2,311	2,511
Lease financing	1,009	1,139
International loans	1,132	1,252
Total loans	40,236	42,161
Less allowance for loan losses	(901)	(985)
Net loans	39,335	41,176
Premises and equipment	630	644
Customers' liability on acceptances outstanding	9	11
Accrued income and other assets	3,909	4,247
Total assets	53,667	59,249
LIABILITIES AND SHAREHOLDERS' EQUITY
Noninterest-bearing deposits	15,538	15,871
Money market and NOW deposits	17,622	14,450
Savings deposits	1,397	1,342
Customer certificates of deposit	5,482	6,413
Other time deposits		1,047
Foreign office time deposits	432	542
Total interest-bearing deposits	24,933	23,794
Total deposits	40,471	39,665
Short-term borrowings	130	462
Acceptances outstanding	9	11
Accrued expenses and other liabilities	1,126	1,022
Medium- and long-term debt	6,138	11,060
Total liabilities	47,874	52,220
Fixed rate cumulative perpetual preferred stock, series F, no par value, $1,000 liquidation value per share: Authorized - 2,250,000 shares at 12/31/09, Issued - 2,250,000 shares at 12/31/09		2,151
Common stock - $5 par value: Authorized - 325,000,000 shares, Issued - 203,878,110 shares at 12/31/10 and 178,735,252 shares at 12/31/09	1,019	894
Capital surplus	1,481	740
Accumulated other comprehensive loss	(389)	(336)
Retained earnings	5,247	5,161
Less cost of common stock in treasury -27,342,518 shares at 12/31/10 and 27,555,623 shares at 12/31/09	(1,565)	(1,581)
Total shareholders' equity	5,793	7,029
Total liabilities and shareholders' equity	$ 53,667	$ 59,249

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Fixed rate cumulative perpetual preferred stock, series F, par value (in dollars per share)		$ 0
Fixed rate cumulative perpetual preferred stock, series F, liquidation value per share (in dollars per share)		$ 1,000
Fixed rate cumulative perpetual preferred stock, authorized shares		2,250,000
Fixed rate cumulative perpetual preferred stock, issued shares		2,250,000
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, authorized shares	325,000,000	325,000,000
Common stock, issued shares	203,878,110	178,735,252
Shares in treasury	27,342,518	27,555,623

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INTEREST INCOME
Interest and fees on loans	$ 1,617	$ 1,767	$ 2,649
Interest on investment securities	226	329	389
Interest on short-term investments	10	9	13
Total interest income	1,853	2,105	3,051
INTEREST EXPENSE
Interest on deposits	115	372	734
Interest on short-term borrowings	1	2	87
Interest on medium- and long-term debt	91	164	415
Total interest expense	207	538	1,236
Net interest income	1,646	1,567	1,815
Provision for loan losses	480	1,082	686
Net interest income after provision for loan losses	1,166	485	1,129
NONINTEREST INCOME
Service charges on deposit accounts	208	228	229
Fiduciary income	154	161	199
Commercial lending fees	95	79	69
Letter of credit fees	76	69	69
Card fees	58	51	58
Foreign exchange income	39	41	40
Bank-owned life insurance	40	35	38
Brokerage fees	25	31	42
Net securities gains	3	243	67
Other noninterest income	91	112	82
Total noninterest income	789	1,050	893
NONINTEREST EXPENSES
Salaries	740	687	781
Employee benefits	179	210	194
Total salaries and employee benefits	919	897	975
Net occupancy expense	162	162	156
Equipment expense	63	62	62
Outside processing fee expense	96	97	104
Software expense	89	84	76
FDIC insurance expense	62	90	16
Legal fees	35	37	29
Advertising expense	30	29	30
Other real estate expense	29	48	10
Litigation and operational losses	11	10	103
Provision for credit losses on lending-related commitments	(2)		18
Other noninterest expenses	146	134	172
Total noninterest expenses	1,640	1,650	1,751
Income (loss) from continuing operations before income taxes	315	(115)	271
Provision (benefit) for income taxes	55	(131)	59
Income from continuing operations	260	16	212
Income from discontinued operations, net of tax	17	1	1
Net Income	277	17	213
Preferred stock dividends	123	134	17
Income allocated to participating securities	1	1	4
Net income (loss) attributable to common shares	153	(118)	192
Basic earnings per common share:
Income (loss) from continuing operations (in dollars per share)	$ 0.79	$ (0.8)	$ 1.28
Net income (loss) (in dollars per share)	$ 0.9	$ (0.79)	$ 1.29
Diluted earnings per common share:
Income (loss) from continuing operations (in dollars per share)	$ 0.78	$ (0.8)	$ 1.28
Net income (loss) (in dollars per share)	$ 0.88	$ (0.79)	$ 1.28
Cash dividends declared on common stock	$ 44	$ 30	$ 348
Cash dividends declared per common share	$ 0.25	$ 0.2	$ 2.31

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data	Nonredeemable Preferred Stock	Common Stock	Capital Surplus	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Comprehensive Income	Total
BALANCE at Dec. 31, 2007		$ 894	$ 564	$ (177)	$ 5,497	$ (1,661)		$ 5,117
BALANCE (in shares) at Dec. 31, 2007		150,000,000
Net income					213			213
Other comprehensive income (loss), net of tax				(132)				(132)
Total comprehensive income (loss)							81	81
Cash dividends declared on common stock ( $2.31, $0.20 and $0.25 per share for 2008, 2009 and 2010 respectively)					(348)			(348)
Purchase of common stock						(1)		(1)
Purchase of common stock (in shares)
Issuance of preferred stock and related warrant	2,126		124					2,250
Accretion of discount on preferred stock	3				(3)
Net issuance of common stock under employee stock plans			(19)		(14)	33
Net issuance of common stock under employee stock plans (in shares)		500,000
Share-based compensation			53					53
BALANCE at Dec. 31, 2008	2,129	894	722	(309)	5,345	(1,629)		7,152
BALANCE (in shares) at Dec. 31, 2008		150,500,000
Net income					17			17
Other comprehensive income (loss), net of tax				(27)				(27)
Total comprehensive income (loss)							(10)	(10)
Cash dividends declared on preferred stock					(113)			(113)
Cash dividends declared on common stock ( $2.31, $0.20 and $0.25 per share for 2008, 2009 and 2010 respectively)					(30)			(30)
Purchase of common stock						(1)		(1)
Purchase of common stock (in shares)		(100,000)
Accretion of discount on preferred stock	22				(22)
Net issuance of common stock under employee stock plans			(15)		(36)	48		(3)
Net issuance of common stock under employee stock plans (in shares)		800,000
Share-based compensation			32					32
Other			1			1		2
BALANCE at Dec. 31, 2009	2,151	894	740	(336)	5,161	(1,581)		7,029
BALANCE (in shares) at Dec. 31, 2009		151,200,000
Net income					277			277
Other comprehensive income (loss), net of tax				(53)				(53)
Total comprehensive income (loss)							224	224
Cash dividends declared on preferred stock					(38)			(38)
Cash dividends declared on common stock ( $2.31, $0.20 and $0.25 per share for 2008, 2009 and 2010 respectively)					(44)			(44)
Purchase of common stock						(4)		(4)
Purchase of common stock (in shares)		(100,000)						(118,000)	[1]
Issuance of common stock		125	724					849
Issuance of common stock (in shares)		25,100,000
Redemption of preferred stock	(2,250)							(2,250)
Redemption discount accretion on preferred stock	94				(94)			94
Accretion of discount on preferred stock	5				(5)			(5)
Net issuance of common stock under employee stock plans			(11)		(10)	19		(2)
Net issuance of common stock under employee stock plans (in shares)		300,000
Share-based compensation			32					32
Other			(4)			1		(3)
BALANCE at Dec. 31, 2010		$ 1,019	$ 1,481	$ (389)	$ 5,247	$ (1,565)		$ 5,793
BALANCE (in shares) at Dec. 31, 2010		176,500,000

[1]	Includes shares purchased as part of publicly announced repurchase plans or programs, shares purchased pursuant to deferred compensation plans and shares purchased from employees to pay for grant prices and/or taxes related to stock option exercises and restricted stock vesting under the terms of an employee share-based compensation plan.

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Cash dividends declared on common stock, per share	$ 0.25	$ 0.2	$ 2.31

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES
Net income	$ 277	$ 17	$ 213
Income from discontinued operations, net of tax	17	1	1
Income from continuing operations, net of tax	260	16	212
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	480	1,082	686
Provision for credit losses on lending-related commitments	(2)		18
Provision for deferred income taxes	(202)	(112)	(99)
Depreciation and software amortization	124	122	114
Auction-rate securities charge			88
Lease income charge			38
Net gain on early termination of leverage leases		(8)
Share-based compensation expense	32	32	51
Net amortization (accretion) of securities	26	(5)	(11)
Net securities gains	(3)	(243)	(67)
Net gain on sales of businesses		(5)
Net gain (loss) on repurchase of medium- and long-term debt		(15)
Contribution to qualified pension plan		(100)	(175)
Excess tax benefits from share-based compensation arrangements	(1)
Net (increase) decrease in trading securities	(10)	16	(6)
Net decrease in loans held-for-sale	7	4	99
Net decrease in accrued income receivable	15	62	82
Net increase (decrease) in accrued expenses	57	(311)	(306)
Other, net	486	(445)	137
Discontinued operations, net	17	1	1
Net cash provided by operating activities	1,286	91	862
INVESTING ACTIVITIES
Proceeds from sales of investment securities available-for-sale	151	8,785	156
Proceeds from maturities and redemptions of investment securities available-for-sale	2,152	2,253	1,667
Purchases of investment securities available-for-sale	(2,410)	(9,011)	(4,496)
Sales (purchases) of Federal Home Loan Bank stock	144	82	(353)
Net decrease (increase) in loans	1,259	7,317	(259)
Proceeds from early termination of leveraged leases		107
Net increase in fixed assets	(92)	(74)	(166)
Net decrease in customers' liability on acceptances outstanding	2	3	34
Proceeds from sale of business		7
Net cash provided by (used in) investing activities	1,206	9,469	(3,417)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	771	(2,010)	(2,299)
Net decrease in short-term borrowings	(332)	(1,287)	(1,058)
Net decrease in acceptances outstanding	(2)	(3)	(34)
Proceeds from issuance of medium- and long-term debt	298		8,000
Repayments of medium- and long-term debt	(2,610)	(3,683)	(2,000)
Redemption of medium- and long-term debt	(2,680)	(197)
Proceeds from issuance of common stock	849
Redemption of preferred stock	(2,250)
Proceeds from issuance of preferred stock and related warrant			2,250
Proceeds from issuance of common stock under employee stock plans	5		1
Excess tax benefits from share-based compensation arrangements	1
Purchase of common stock for treasury	(4)	(1)	(1)
Dividends paid on common stock	(34)	(72)	(395)
Dividends paid on preferred stock	(38)	(113)
Net cash (used in) provided by financing activities	(6,026)	(7,366)	4,464
Net (decrease) increase in cash and cash equivalents	(3,534)	2,194	1,909
Cash and cash equivalents at beginning of year	5,617	3,423	1,514
Cash and cash equivalents at end of year	2,083	5,617	3,423
Interest paid	227	619	1,266
Income taxes, tax deposits and tax-related interest paid	108	251	241
Noncash investing and financing activities:
Loans transferred to other real estate	104	114	65
Loans transferred from held-for-sale to portfolio			$ 84

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Comerica Incorporated (the Corporation) is a registered financial holding company headquartered in Dallas, Texas. The Corporation's major business segments are the Business Bank, the Retail Bank and Wealth & Institutional Management. For further discussion of each business segment, refer to Note 23. The Corporation operates in four primary geographic markets: Midwest, Western, Texas and Florida. The Corporation and its banking subsidiaries are regulated at both the state and federal levels.

The accounting and reporting policies of the Corporation conform to U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Corporation applied in the preparation of the accompanying consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its subsidiaries after elimination of all significant intercompany accounts and transactions. Certain amounts in the financial statements for prior years have been reclassified to conform to current financial statement presentation.

In the first quarter 2010, the Corporation adopted Accounting Standards Update (ASU) No. 2009-17, "Improvements in Financial Reporting by Enterprises Involved with Variable Interest Entities," (ASU 2009-17). ASU 2009-17 amends consolidation guidance related to variable interest entities (VIEs) by replacing a quantitative approach for determining which enterprise, if any, is the primary beneficiary and required to consolidate a VIE with a qualitative approach. The qualitative approach is focused on identifying which enterprise has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the VIE. ASU 2009-17 requires reconsideration of the primary beneficiary whenever circumstances change and eliminates the exception for qualifying special-purpose entities from consolidation guidance.

Also in the first quarter 2010, the Financial Accounting Standards Board (FASB) issued ASU No. 2010-10, "Amendments for Certain Investment Funds," (ASU 2010-10). ASU 2010-10 indefinitely defers the requirements of ASU 2009-17 for certain investment funds with attributes of an investment company specified in the accounting guidance, including, but not limited to, venture capital funds, private equity funds and mutual funds. The deferral is also applicable to a reporting enterprise's interest in an entity that is required to comply with or operates in accordance with requirements similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. For funds that qualify for the deferral, the Corporation will continue to analyze whether such funds should be consolidated under authoritative guidance that existed prior to the issuance of ASU 2009-17.

The Corporation was not required to consolidate any additional VIEs with which the Corporation was involved as a result of implementing the guidance in ASU 2009-17, as amended by ASU 2010-10.

The Corporation consolidates variable interest entities in which it is the primary beneficiary. In general, a VIE is an entity that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. If any of these characteristics is present, the entity is subject to a variable interests consolidation model, and consolidation is based on variable interests, not on ownership of the entity's outstanding voting stock. Variable interests are defined as contractual ownership or other money interests in an entity that change with fluctuations in the entity's net asset value. The primary beneficiary consolidates the VIE; the primary beneficiary is defined as the enterprise that has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the VIE. The Corporation consolidates entities not determined to be VIEs when it holds a majority (controlling) interest in the entity's outstanding voting stock.

Equity investments in entities that are not VIEs where the Corporation owns less than a majority (controlling) interest and equity investments in entities that are VIEs where the Corporation is not the primary beneficiary are not consolidated. Rather, such investments are accounted for using either the equity method or cost method. The equity method is used for investments in corporate joint ventures and investments where the Corporation has the ability to exercise significant influence over the investee's operation and financial policies, which is generally presumed to exist if the Corporation owns more than 20 percent of the voting interest of the investee. Equity method investments are included in "accrued income and other assets" on the consolidated balance sheets, with income and losses recorded in "other noninterest income" on the consolidated statements of income. Unconsolidated equity investments that do not meet the criteria to be accounted for under the equity method are accounted for under the cost method. Cost method investments are included in "accrued income and other assets" on the consolidated balance sheets, with income (net of write-downs) recorded in "other noninterest income" on the consolidated statements of income.

See Note 10 for additional information about the Corporation's involvement with VIEs

Fair Value Measurements

Fair value measurement applies whenever accounting guidance requires or permits assets or liabilities to be measured at fair value. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction (i.e., not a forced transaction, such as a liquidation or distressed sale) between market participants at the measurement date. Fair value is based on the assumptions market participants would use when pricing an asset or liability. Fair value measurements and disclosures guidance establishes a three-level fair value hierarchy based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. Fair value measurements are separately disclosed by level within the fair value hierarchy. For assets and liabilities recorded at fair value, it is the Corporation's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements for those items for which there is an active market.

Fair value measurements for assets and liabilities where limited or no observable market data exists and, therefore, are based primarily upon estimates, are often calculated based on the economic and competitive environment, the characteristics of the asset or liability and other factors. Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability. Additionally, there may be inherent weaknesses in any calculation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

For further information about fair value measurements, refer to Note 3.

Other Short-Term Investments

Other short-term investments include trading securities and loans held-for-sale.

Trading securities are carried at market value. Realized and unrealized gains or losses on trading securities are included in "other noninterest income" on the consolidated statements of income.

Loans held-for-sale, typically residential mortgages and Small Business Administration loans originated with the intent to sell, are carried at the lower of cost or fair value. Fair value is determined in the aggregate for each portfolio. Changes in fair value are included in "other noninterest income" on the consolidated statements of income.

Investment Securities

Securities that are not held for trading purposes are accounted for as securities available-for-sale and recorded at fair value, with unrealized gains and losses, net of income taxes, reported as a separate component of other comprehensive income (loss) (OCI).

Investment securities are reviewed quarterly for possible other-than-temporary impairment (OTTI). In determining whether OTTI exists for debt securities in an unrealized loss position, the Corporation assesses the likelihood of selling the security prior to the recovery of its amortized cost basis. If the Corporation intends to sell the debt security or it is more-likely-than-not that the Corporation will be required to sell the debt security prior to the recovery of its amortized cost basis, the debt security is written down to fair value, and the full amount of any impairment charge is recorded as a loss in "net securities gains" in the consolidated statements of income. If the Corporation does not intend to sell the debt security and it is more-likely-than-not that the Corporation will not be required to sell the debt security prior to recovery of its amortized cost basis, only the credit component of any impairment of a debt security is recognized as a loss in "net securities gains" on the consolidated statements of income, with the remaining impairment recorded in OCI.

The OTTI review for equity securities includes an analysis of the facts and circumstances of each individual investment and focuses on the severity of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the financial condition and near-term prospects of the issuer, and management's intent and ability to hold the security to recovery. A decline in value of an equity security that is considered to be other-than-temporary is recorded as a loss in "net securities gains" on the consolidated statements of income.

Gains or losses on the sale of securities are computed based on the adjusted cost of the specific security sold.

For further information on investment securities, refer to Note 4.

Loans

Loans and leases originated and held for investment are recorded at the principal balance outstanding, net of unearned income, charge-offs and unamortized deferred fees and costs. Interest income is recognized on loans and leases based on the principal balance outstanding using the interest method. Net deferred income, including unearned income and unamortized costs, fees, premiums and discounts, totaled  $370 million and  $405 million at December 31, 2010 and 2009, respectively.

Loan Origination Fees and Costs

Substantially all loan origination fees and costs are deferred and amortized to net interest income of over the life of the related loan or over the commitment period as a yield adjustment.

Loan fees on unused commitments and net origination fees related to loans sold are recognized in noninterest income.

Allowance for Credit Losses

The allowance for credit losses includes both the allowance for loan losses and the allowance for credit losses on lending-related commitments.

In the fourth quarter 2010, the Corporation adopted certain portions of ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," (ASU 2010-20), which requires enhanced disclosures about an entity's credit quality of financing receivables and the related allowance for credit losses. The Corporation will adopt the activity-related provisions of ASU 2010-20 in the first quarter 2011. The disclosure requirements of ASU 2010-20 regarding troubled debt restructurings have been delayed by the FASB. The provisions of ASU 2010-20 require significant expansion of the Corporation's disclosures on the credit quality of financing receivables and the allowance for credit losses. The fourth quarter 2010 adoption of ASU 2010-20 did not have a material effect on the Corporation's financial condition and results of operations. The Corporation does not expect the adoption of the remainder of ASU 2010-20 to have a material effect on the Corporation's financial condition and results of operations.

The disclosures required by ASU 2010-20 are provided in Note 5.

Allowance for Loan Losses

The allowance for loan losses represents management's assessment of probable, estimable losses inherent in the Corporation's loan portfolio. The allowance for loan losses includes specific allowances, based on individual evaluations of certain loans and loan relationships, and allowances for homogeneous pools of loans with similar risk characteristics for the remaining business and retail loans. The Corporation defines business loans as those belonging to the commercial, real estate construction, commercial mortgage, lease financing and international loan portfolios. Retail loans consist of traditional residential mortgage, home equity and other consumer loans.

A loan is considered impaired when it is probable that interest or principal payments will not be made in accordance with the contractual terms of the original loan agreement. For business and certain retail loans identified based on the combination of internally assigned ratings and a defined dollar threshold set periodically, the Corporation performs a detailed credit quality review quarterly to determine whether impairment exists and establishes a specific allowance for such loans, estimated using one of several methods, including the estimated fair value of underlying collateral, observable market value of similar debt or discounted expected future cash flows.

Independent third-party appraisals are obtained prior to the origination of any first mortgage loan. "As developed" collateral values are used at the time of origination of a construction loan, on the assumption that the construction facility provides sufficient funds to complete the project and carry it until it is leased or sold. Credit reviews are performed at least annually on each collateral-dependent loan and, if necessary, adjustments to the original appraisals are made to reflect the most current risk profile of the project. These adjustments may include a revised rental rate or absorption rate, based on the actual conditions at that time. Updated independent third-party appraisals are generally obtained at the time of a refinance or restructure where additional advances are requested or when there is evidence that the physical aspects of the property have deteriorated.

For collateral-dependent impaired loans, updated appraisals are obtained at least annually unless conditions dictate increased frequency. Appraisals on impaired construction loans are generally based on "as is" collateral values. In certain circumstances, the Corporation may believe that the highest and best use of the collateral, and thus the most advantageous exit strategy, requires completion of the construction project. In these situations, the Corporation uses an "as-developed" appraisal to evaluate alternatives. However, the "as-developed" collateral value is appropriately adjusted to reflect the cost to complete the construction project and to prepare the property for sale. The Corporation may reduce the collateral value based upon the age of the appraisal and adverse developments in market conditions.

Loans which do not meet the criteria to be evaluated individually are evaluated in homogeneous pools of loans with similar risk characteristics. Internal risk ratings are assigned to each business loan at the time of approval and are subjected to subsequent periodic reviews by the Corporation's senior management. The allowance for business loans not individually evaluated is determined by applying standard reserve factors to the pool of business loans within each internal risk rating. Standard reserve factors for the loans within each risk rating are updated quarterly and are based on estimated probabilities of default and loss given default, incorporating factors such as recent charge-off experience, current economic conditions and trends, changes in collateral values of properties securing loans, and trends with respect to past due and nonaccrual amounts. The standard reserve factors are supported by underlying analysis, including information on migration and loss given default studies from each of the three largest domestic geographic markets (Midwest, Western and Texas). Incremental reserves may be established to cover losses in industries and/or portfolios experiencing elevated loss levels. On a limited basis, where the Corporation lacks sufficient default experience to develop its own probability of default metrics, the Corporation utilizes bond tables published by Standard & Poor's (S&P). On an annual basis, the Corporation maps a sample of the publicly rated credits in its portfolio that are assigned the best internal risk ratings to the S&P bond tables to establish probability of default for these risk ratings. The Corporation has sufficient default experience and is able to generate its own probability of default metrics on the remainder of the loan portfolio. The Corporation uses its own loss given default experience to determine the overall expected loss measure.

The allowance for retail loans not individually evaluated is determined by applying estimated loss rates to various pools of loans within the portfolios with similar risk characteristics. Estimated loss rates for all pools are updated quarterly, incorporating factors such as recent charge-off experience, current economic conditions and trends, changes in collateral values of properties securing loans (using index-based estimates), and trends with respect to past due and nonaccrual amounts.

Actual losses experienced in the future may vary from those estimated. The uncertainty occurs because factors may exist which affect the determination of probable losses inherent in the loan portfolio and are not necessarily captured by the application of standard reserve factors or identified industry-specific risks. An additional allowance is established to capture these probable losses and reflects management's view that the allowance should recognize the margin for error inherent in the process of estimating expected loan losses. The Corporation periodically reviews its methodology to ensure factors considered in the determination of probable losses inherent in the loan portfolio are appropriate. Factors that were considered in the evaluation of the adequacy of the Corporation's allowance for loan losses included the inherent imprecision in the risk rating system resulting from inaccuracy in assigning risk ratings or stale ratings which may not have been updated for recent trends in particular credits. Risk ratings on business loan relationships meeting an internally specified exposure threshold are updated annually or more frequently upon the occurrence of a circumstance that affects the credit risk of the relationship.

The total allowance for loan losses is sufficient to absorb incurred losses inherent in the total portfolio. Unanticipated economic events, including political, economic and regulatory instability in countries where the Corporation has loans, could cause changes in the credit characteristics of the portfolio and result in an unanticipated increase in the allowance. Inclusion of other industry-specific portfolio exposures in the allowance, as well as significant increases in the current portfolio exposures, could also increase the amount of the allowance. Any of these events, or some combination thereof, may result in the need for additional provision for loan losses in order to maintain an allowance that complies with credit risk and accounting policies.

Loans deemed uncollectible are charged off and deducted from the allowance. The provision for loan losses and recoveries on loans previously charged off are added to the allowance.

Allowance for Credit Losses on Lending-Related Commitments

The allowance for credit losses on lending-related commitments provides for probable credit losses inherent in lending-related commitments, including unused commitments to extend credit and letters of credit. The allowance for credit losses on lending-related commitments includes specific allowances, based on individual evaluations of certain letters of credit in a manner consistent with business loans, and allowances based on the pool of the remaining letters of credit and all unused commitments to extend credit within each internal risk rating. A probability of draw estimate is applied to the commitment amount, and the result is multiplied by standard reserve factors consistent with business loans. In general, the probability of draw for letters of credit is considered certain for all letters of credit supporting loans and for letters of credit assigned an internal risk rating generally consistent with regulatory defined substandard or doubtful. Other letters of credit and all unfunded commitments have a lower probability of draw The allowance for credit losses on lending-related commitments is included in "accrued expenses and other liabilities" on the consolidated balance sheets, with the corresponding charge reflected in "provision for credit losses on lending-related commitments" in noninterest expenses on the consolidated statements of income.

Nonperforming Assets

Nonperforming assets consist of loans, including loans held-for-sale, and debt securities for which the accrual of interest has been discontinued, loans which have been renegotiated to less than the original contractual rates (reduced-rate loans) and real estate which has been acquired through foreclosure and is awaiting disposition (foreclosed property).

A loan is impaired when it is probable that interest or principal payments will not be made in accordance with the contractual terms of the original loan agreement. Consistent with this definition, all nonaccrual and reduced-rate loans are considered impaired. Nonaccrual loans include nonaccrual troubled debt restructurings.

Residential mortgage and home equity loans are generally placed on nonaccrual status and charged off to current appraised values, less costs to sell, during the foreclosure process, normally no later than 180 days past due. Other consumer loans are generally not placed on nonaccrual status and are charged off at no later than 120 days past due, earlier if deemed uncollectible. Business loans and debt securities are generally placed on nonaccrual status when management determines full collection of principal or interest is unlikely or when principal or interest payments are 90 days past due, unless the loan is fully collateralized and in the process of collection. At the time a loan or debt security is placed on nonaccrual status, interest previously accrued but not collected is charged against current income. Income on such loans and debt securities is then recognized only to the extent that cash is received and where future collection of principal is probable. Generally, a loan or debt security may be returned to accrual status when all delinquent principal and interest have been received and the Corporation expects repayment of the remaining contractual principal and interest, or when the loan or debt security is both well secured and in the process of collection.

Foreclosed property is carried at the lower of cost or fair value, less estimated costs to sell. Independent appraisals are obtained to substantiate the fair value of real estate transferred to foreclosed property at the time of foreclosure and updated at least annually or upon evidence of deterioration in the property's value. At the time of foreclosure, any excess of the related loan balance over fair value (less estimated costs to sell) of the property acquired is charged to the allowance for loan losses. Subsequent write-downs, operating expenses and losses upon sale, if any, are charged to noninterest expenses. Foreclosed property is included in "accrued income and other assets" on the consolidated balance sheets.

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation, computed on the straight-line method, is charged to operations over the estimated useful lives of the assets. Estimated useful lives are generally three years to 33 years for premises that the Corporation owns and three years to eight years for furniture and equipment. Leasehold improvements are amortized over the terms of their respective leases or 10 years, whichever is shorter.

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on the straight-line method, is charged to operations over five years, the estimated useful life of the software. Capitalized software is included in "accrued income and other assets" on the consolidated balance sheets.

Goodwill

The Corporation performs its annual impairment test for goodwill in the third quarter of each year, or on an interim basis if events or changes in circumstances between annual tests indicate the assets might be impaired. The annual test of goodwill, performed in the third quarter 2010, did not indicate that an impairment charge was required.

Under applicable accounting standards, the goodwill impairment test is a two-step test. The first step of the goodwill impairment test compares the estimated fair value of identified reporting units, equivalent to a business segment or one level below, with their carrying amount, including goodwill. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not impaired. If the estimated fair value of the reporting unit is less than the carrying value, the second step must be performed to determine the implied fair value of the reporting unit's goodwill and the amount of goodwill impairment, if any. Estimating the fair value of reporting units is a subjective process involving the use of estimates and judgments, particularly related to future cash flows of the reporting units, discount rates (including market risk premiums) and market multiples. Material assumptions used in the valuation models included the comparable public company price multiples used in the terminal value, future cash flows and the market risk premium component of the discount rate. The estimated fair values of the reporting units were determined using a blend of two commonly used valuation techniques: the market approach and the income approach. The Corporation gives consideration to both valuation techniques, as either technique can be an indicator of value. For the market approach, valuations of reporting units were based on an analysis of relevant price multiples in market trades in companies with characteristics similar to the reporting unit. For the income approach, estimated future cash flows (derived from internal forecasts and economic expectations for each reporting unit) and terminal value (value at the end of the cash flow period, based on price multiples) were discounted. The discount rate was based on the imputed cost of equity capital appropriate for each reporting unit.

During the third quarter 2010, the Corporation announced that the Retail Bank and Wealth & Institutional Management business segments would report to a single executive. As a result of this change, the Corporation reassessed its reporting units and concluded that, under the new reporting structure, the Corporation has three reporting units: Business Bank, Retail Bank and Wealth & Institutional Management. These changes to the reporting units did not affect the amount of goodwill previously allocated and did not impact the results of previous or current goodwill impairment tests.

Additional information regarding goodwill and impairment testing can be found in Note 8.

Nonmarketable Equity Securities

The Corporation has a portfolio of investments in indirect private equity and venture capital funds. The majority of these investments are not readily marketable, are accounted for on the cost or equity method and are included in "accrued income and other assets" on the consolidated balance sheets. The investments are individually reviewed for impairment on a quarterly basis by comparing the carrying value to the estimated fair value. The amount by which the carrying value exceeds the fair value that is determined to be other-than-temporary impairment is charged to current earnings and the carrying value of the investment is written down accordingly.

The Corporation also holds restricted equity investments, which are securities the Corporation is required to hold for various reasons and consist primarily of Federal Home Loan Bank of Dallas (FHLB) and Federal Reserve Bank (FRB) stock. Restricted equity securities, classified in "accrued income and other assets" on the consolidated balance sheets, are not readily marketable and are recorded at cost (par value) and evaluated for impairment based on the ultimate recoverability of the par value. If the Corporation does not expect to recover the full par value, the amount by which the par value exceeds the ultimately recoverable value would be charged to current earnings and the carrying value of the investment would be written down accordingly.

Derivative Instruments and Hedging Activities

Derivative instruments are carried at fair value in either "accrued income and other assets" or "accrued expenses and other liabilities" on the consolidated balance sheets. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument is determined by whether it has been designated and qualifies as part of a hedging relationship and, further, by the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Corporation designates the hedging instrument, based upon the exposure being hedged, as either a fair value hedge or a cash flow hedge. For derivative instruments designated and qualifying as fair value hedges (i.e., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in current earnings during the period of the change in fair values. For derivative instruments that are designated and qualify as cash flow hedges (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item (i.e., the ineffective portion), if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

For derivatives designated as hedging instruments at inception, the Corporation uses either the short-cut method or applies dollar offset or statistical regression analysis to assess effectiveness. The short-cut method was used for certain fair value hedges of medium- and long-term debt issued prior to 2006. This method allows for the assumption of zero hedge ineffectiveness and eliminates the requirement to further assess hedge effectiveness on these transactions. For hedge relationships to which the Corporation does not apply the short-cut method, either the dollar offset or statistical regression analysis is used at inception and for each reporting period thereafter to assess whether the derivative used has been and is expected to be highly effective in offsetting changes in the fair value or cash flows of the hedged item. All components of each derivative instrument's gain or loss are included in the assessment of hedge effectiveness. Net hedge ineffectiveness is recorded in "other noninterest income" on the consolidated statements of income.

Further information on the Corporation's derivative instruments and hedging activities is included in Note 9.

Financial Guarantees

Certain guarantee contracts or indemnification agreements issued or modified subsequent to December 31, 2002, that contingently require the Corporation, as guarantor, to make payments to the guaranteed party are initially measured at fair value and included in "accrued expenses and other liabilities" on the consolidated balance sheets. The subsequent accounting for the liability depends on the nature of the underlying guarantee. The release from risk is accounted for under a particular guarantee when the guarantee expires or is settled, or by a systematic and rational amortization method. Further information on the Corporation's obligations under guarantees is included in Note 9.

Share-Based Compensation

The Corporation recognizes share-based compensation expense using the straight-line method over the requisite service period for all stock awards, including those with graded vesting. The requisite service period is the period an employee is required to provide service in order to vest in the award, which cannot extend beyond the retirement-eligible date (the date at which the employee is no longer required to perform any service to receive the share-based compensation).

Further information on the Corporation's share-based compensation plans is included in Note 17.

Defined Benefit Pension and Other Postretirement Costs

Defined benefit pension costs are charged to "employee benefits" expense on the consolidated statements of income and are funded consistent with the requirements of federal laws and regulations. Inherent in the determination of defined benefit pension costs are assumptions concerning future events that will affect the amount and timing of required benefit payments under the plans. These assumptions include demographic assumptions such as retirement age and mortality, a compensation rate increase, a discount rate used to determine the current benefit obligation and a long-term expected rate of return on plan assets. Net periodic defined benefit pension expense includes service cost, interest cost based on the assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value of assets, amortization of prior service cost and amortization of net actuarial gains or losses. The market-related value of plan assets is determined by amortizing the current year's investment gains and losses (the actual investment return net of the expected investment return) over 5 years. The amortization adjustment cannot exceed 10 percent of the fair value of assets. Prior service costs include the impact of plan amendments on the liabilities and are amortized over the future service periods of active employees expected to receive benefits under the plan. Actuarial gains and losses result from experience different from that assumed and from changes in assumptions (excluding asset gains and losses not yet reflected in market-related value). Amortization of actuarial gains and losses is included as a component of net periodic defined benefit pension cost for a year if the actuarial net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets. If amortization is required, the excess is amortized over the average remaining service period of participating employees expected to receive benefits under the plan.

Postretirement benefits are recognized in "employee benefits" expense on the consolidated statements of income during the average remaining service period of participating employees expected to receive benefits under the plan or the average remaining future lifetime of retired participants currently receiving benefits under the plan.

For further information regarding the Corporation's defined benefit pension and other postretirement plans, refer to Note 18.

Income Taxes

The provision for income taxes is based on amounts reported in the consolidated statements of income (after deducting non-taxable items, principally income on bank-owned life insurance, and deducting tax credits related to investments in low income housing partnerships) and includes deferred income taxes on temporary differences between the income tax basis and financial accounting basis of assets and liabilities. Deferred tax assets are evaluated for realization based on available evidence of loss carry-back capacity, future reversals of existing taxable temporary differences, and assumptions made regarding future events. A valuation allowance is provided when it is more-likely-than-not that some portion of the deferred tax asset will not be realized. The provision for income taxes assigned to discontinued operations is based on statutory rates, adjusted for permanent differences generated by those operations.

The Corporation classifies interest and penalties on income tax liabilities in the "provision for income taxes" on the consolidated statements of income.

Discontinued Operations

Components of the Corporation that have been or will be disposed of by sale, where the Corporation does not have a significant continuing involvement in the operations after the disposal, are accounted for as discontinued operations in all periods presented if significant to the consolidated financial statements. For further information on discontinued operations, refer to Note 25.

Earnings Per Share

Basic income (loss) from continuing operations per common share and net income (loss) per common share are calculated using the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each share of common stock and participating securities according to dividends declared (distributed earnings) and participation rights in undistributed earnings. Distributed and undistributed earnings are allocated between common and participating security shareholders based on their respective rights to receive dividends. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities (i.e., nonvested restricted stock). Undistributed net losses are not allocated to nonvested restricted shareholders, as these shareholders do not have a contractual obligation to fund the losses incurred by the Corporation. Income (loss) from continuing operations attributable to common shares and net income (loss) attributable to common shares are then divided by the weighted-average number of common shares outstanding during the period.

Diluted income (loss) from continuing operations per common share and net income (loss) per common share consider common stock issuable under the assumed exercise of stock options granted under the Corporation's stock plans and warrants. Diluted income (loss) from continuing operations attributable to common shares and net income (loss) attributable to common shares are then divided by the total of weighted-average number of common shares and common stock equivalents outstanding during the period.

Statements of Cash Flows

Cash and cash equivalents are defined as those amounts included in "cash and due from banks", "federal funds sold and securities purchased under agreements to resell" and "interest-bearing deposits with banks" on the consolidated balance sheets. Cash flows from discontinued operations are reported as separate line items within cash flows from operating, investing and financing activities in the consolidated statements of cash flows.

Other Comprehensive Income (Loss)

The Corporation has elected to present information on comprehensive income in the consolidated statements of changes in shareholders' equity and in Note 15.

Pending Accounting Pronouncements

In July 2010, the FASB issued ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," (ASU 2010-20). The Corporation adopted a portion of ASU 2010-20, which requires enhanced disclosures about an entity's credit quality of financing receivables and the related allowance for credit losses, in the consolidated financial statements for the year ended December 31, 2010. The Corporation will adopt the activity-related provisions of ASU 2010-20 in the first quarter 2011. The disclosure requirements of ASU 2010-20 regarding troubled debt restructurings have been delayed by the FASB. While the provisions of ASU 2010-20 require significant expansion of the Corporation's disclosures on the credit quality of financing receivables and the allowance for credit losses, the period-end provisions did not have an impact on the Corporation's financial condition and results of operations and the Corporation does not expect the adoption of the remaining provisions of ASU 2010-20 to have a material effect on the Corporation's financial condition and results of operations.

PENDING ACQUISITION	12 Months Ended
Dec. 31, 2010
PENDING ACQUISITION

NOTE 2 – PENDING ACQUISITION

On January 18, 2011, the Corporation announced a definitive agreement to acquire Sterling Bancshares, Inc. ("Sterling"), a bank holding company headquartered in Houston, Texas, in a stock-for-stock transaction. Sterling operates 57 banking centers located in Houston, San Antonio, Fort Worth and Dallas, Texas. At December 31, 2010, Sterling had  $5.2 billion in assets, including  $2.8 billion of loans and  $1.6 billion of investment securities, and  $4.6 billion of liabilities, including  $4.3 billion of deposits. The merger requires the approval of various regulatory agencies and Sterling's shareholders. Assuming all approvals are obtained, the merger is expected to be complete by the end of the second quarter 2011. Under the terms of the merger agreement, Sterling common shareholders will receive 0.2365 shares of the Corporation's common stock in exchange for each share of Sterling common stock. At December 31, 2010, Sterling had approximately 102 million shares of common stock outstanding. On the date of the announcement, the Corporation estimated that the transaction would result in approximately  $745 million of goodwill at closing. The actual amount of goodwill will be determined on the date of closing.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2010
FAIR VALUE MEASUREMENTS

NOTE 3 – FAIR VALUE MEASUREMENTS

The Corporation utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. The determination of fair values of financial instruments, often requires the use of estimates. In cases where quoted market values in an active market are not available, the Corporation uses present value techniques and other valuation methods to estimate the fair values of its financial instruments. These valuation methods require considerable judgment and the resulting estimates of fair value can be significantly affected by the assumptions made and methods used.

Fair value is an estimate of the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (i.e., not a forced transaction, such as a liquidation or distressed sale) between market participants at the measurement date. However, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the financial instrument.

Trading securities, investment securities available-for-sale, derivatives and deferred compensation plan liabilities are recorded at fair value on a recurring basis. Additionally, from time to time, the Corporation may be required to record other assets and liabilities at fair value on a nonrecurring basis, such as impaired loans, other real estate (primarily foreclosed property), nonmarketable equity securities and certain other assets and liabilities. These nonrecurring fair value adjustments typically involve write-downs of individual assets or application of lower of cost or fair value accounting.

The Corporation categorizes assets and liabilities recorded at fair value into a three-level hierarchy, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1	Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2

Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3

Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of the valuation methodologies and key inputs used to measure financial assets and liabilities recorded at fair value, as well as a description of the methods and significant assumptions used to estimate fair value disclosures for financial instruments not recorded at fair value in their entirety on a recurring basis. For financial assets and liabilities recorded at fair value, the description includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Transfers of assets or liabilities between levels of the fair value hierarchy are recognized at the beginning of the reporting period, when applicable.

Cash and due from banks, federal funds sold and securities purchased under agreements to resell, and interest-bearing deposits with banks

Due to the short-term nature, the carrying amount of these instruments approximates the estimated fair value.

Trading securities and associated deferred compensation plan liabilities

Securities held for trading purposes and associated deferred compensation plan liabilities are recorded at fair value and included in "other short-term investments" and "accrued expenses and other liabilities," respectively, on the consolidated balance sheets. Level 1 securities held for trading purposes include assets related to employee deferred compensation plans, which are invested in mutual funds, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and other securities traded on an active exchange, such as the New York Stock Exchange. Deferred compensation plan liabilities represent the fair value of the obligation to the employee, which corresponds to the fair value of the invested assets. Level 2 trading securities include municipal bonds and mortgage-backed securities issued by U.S. government-sponsored entities and corporate debt securities. Securities classified as Level 3 include securities in less liquid markets and securities not rated by a credit agency. The methods used to value trading securities are the same as the methods used to value investment securities available-for-sale, discussed below.

Loans held-for-sale

Loans held-for-sale, included in "other short-term investments" on the consolidated balance sheets, are recorded at the lower of cost or fair value. The fair value of loans held-for-sale is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, the Corporation classifies loans held-for-sale subjected to nonrecurring fair value adjustments as Level 2.

Investment securities available-for-sale

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available. If quoted prices are not available or the market is deemed to be inactive at the measurement date, an adjustment to the quoted prices may be necessary. In some circumstances, the Corporation may conclude that a change in valuation technique or the use of multiple valuation techniques may be appropriate to estimate an instrument's fair value. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets and money market funds. Level 2 securities include residential mortgage-backed securities issued by U.S. government agencies and U.S. government-sponsored enterprises, corporate debt securities and state and municipal securities. The fair value of Level 2 securities was determined using quoted prices of securities with similar characteristics or pricing models based on observable market data inputs, primarily interest rates, spreads and prepayment information. Securities classified as Level 3, of which the substantial majority are auction-rate securities, represent securities in less liquid markets requiring significant management assumptions when determining fair value. Due to the lack of a robust secondary auction-rate securities market with active fair value indicators, fair value at December 31, 2010 and December 31, 2009 was determined using an income approach based on a discounted cash flow model utilizing two significant assumptions: discount rate (including a liquidity risk premium) and workout period. The discount rate was calculated using credit spreads of the underlying collateral or similar securities plus a liquidity risk premium. The liquidity risk premium was based on observed industry auction-rate securities valuations by third parties and incorporated the rate at which the various types of similar ARS had been redeemed or sold since acquisition in 2008. The workout period was based on an assessment of publicly available information on efforts to re-establish functioning markets for these securities and the Corporation's redemption experience. As of December 31, 2010, approximately 50 percent of the aggregate ARS par value had been redeemed or sold since acquisition.

Loans

The Corporation does not record loans at fair value on a recurring basis. However, periodically, the Corporation records nonrecurring adjustments to the carrying value of loans based on fair value measurements. Loans for which it is probable that payment of interest or principal will not be made in accordance with the contractual terms of the original loan agreement are considered impaired. Impaired loans are reported as nonrecurring fair value measurements when an allowance is established based on the fair value of collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Corporation classifies the impaired loan as nonrecurring Level 2. When management determines that the fair value of the collateral requires additional adjustments, either as a result of non-current appraisal value or when there is no observable market price, the Corporation classifies the impaired loan as nonrecurring Level 3.

Business loans consist of commercial, real estate construction, commercial mortgage, lease financing and international loans. The estimated fair value for variable rate business loans that reprice frequently is based on carrying values adjusted for estimated credit losses and other adjustments that would be expected to be made by a market participant in an active market. The fair value for other business loans and retail loans are estimated using a discounted cash flow model that employs interest rates currently offered on the loans, adjusted by an amount for estimated credit losses and other adjustments that would be expected to be made by a market participant in an active market. The rates take into account the expected yield curve, as well as an adjustment for prepayment risk, when applicable.

Customers' liability on acceptances outstanding and acceptances outstanding

The carrying amount of these instruments approximates the estimated fair value, due to their short-term nature.

Derivative assets and derivative liabilities

Derivative instruments held or issued for risk management or customer-initiated activities are traded in over-the-counter markets where quoted market prices are not readily available. Fair value for over-the-counter derivative instruments is measured using internally developed models that use primarily market observable inputs, such as yield curves and option volatilities. Included in the fair value of over-the-counter derivative instruments are credit valuation adjustments reflecting counterparty credit risk and credit risk of the Corporation. These adjustments are determined by applying a credit spread for the counterparty or the Corporation, as appropriate, to the total expected exposure of the derivative after considering collateral and other master netting arrangements. These adjustments, which are considered Level 3 inputs, are based on estimates of current credit spreads to evaluate the likelihood of default. The Corporation assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and determined that the credit valuation adjustments were not significant to the overall valuation of its derivatives. As a result, the Corporation classified its over-the-counter derivative valuations in Level 2 of the fair value hierarchy. Examples of Level 2 derivative instruments are interest rate swaps and energy derivative and foreign exchange contracts.

The Corporation also holds a portfolio of warrants for generally nonmarketable equity securities. These warrants are primarily from high technology, non-public companies obtained as part of the loan origination process. Warrants which contain a net exercise provision or a non-contingent put right embedded in the warrant agreement are accounted for as derivatives and recorded at fair value using a Black-Scholes valuation model with five inputs: risk-free rate, expected life, volatility, exercise price, and the per share market value of the underlying company. The Corporation classifies warrants accounted for as derivatives as recurring Level 3.

The Corporation holds a derivative contract associated with the 2008 sale of its remaining ownership of Visa Inc. (Visa) Class B shares. Under the terms of the derivative contract, the Corporation will compensate the counterparty primarily for dilutive adjustments made to the conversion factor of the Visa Class B to Class A shares based on the ultimate outcome of litigation involving Visa. Conversely, the Corporation will be compensated by the counterparty for any increase in the conversion factor from anti-dilutive adjustments. The fair value of the derivative contract was based on unobservable inputs consisting of management's estimate of the litigation outcome, timing of litigation settlements and payments related to the derivative. The Corporation classifies the derivative liability as recurring Level 3.

Nonmarketable equity securities

The Corporation has a portfolio of indirect (through funds) private equity and venture capital investments. These funds generally cannot be redeemed and the majority are not readily marketable. Distributions from these funds are received by the Corporation as a result of the liquidation of underlying investments of the funds and/or as income distributions. It is estimated that the underlying assets of the funds will be liquidated over a period of up to 15 years. The value of these investments is at risk to changes in equity markets, general economic conditions and a variety of other factors. The investments are accounted for on the cost or equity method and are individually reviewed for impairment on a quarterly basis by comparing the carrying value to the estimated fair value. These investments may be carried at fair value on a nonrecurring basis when they are deemed to be impaired and written down to fair value. For such investments, fair value measurement guidance permits the use of net asset value, provided the net asset value is calculated by the fund in compliance with fair value measurement guidance applicable to investment companies. Where there is not a readily determinable fair value, the Corporation estimates fair value for indirect private equity and venture capital investments based on the Corporation's percentage ownership in the net asset value of the entire fund, as reported by the fund, after indication that the fund adheres to applicable fair value measurement guidance. For those funds where the net asset value is not reported by the fund, the Corporation derives the fair value of the fund by estimating the fair value of each underlying investment in the fund. In addition to using qualitative information about each underlying investment, as provided by the fund, the Corporation gives consideration to information pertinent to the specific nature of the debt or equity investment, such as relevant market conditions, offering prices, operating results, financial conditions, exit strategy and other qualitative information, as available. The lack of an independent source to validate fair value estimates, including the impact of future capital calls and transfer restrictions, is an inherent limitation in the valuation process.

The Corporation also holds restricted equity investments, primarily Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) stock. Restricted equity securities are not readily marketable and are recorded at cost (par value) and evaluated for impairment based on the ultimate recoverability of the par value. No significant observable market data for these instruments is available. The Corporation considers the profitability and asset quality of the issuer, dividend payment history and recent redemption experience, when determining the ultimate recoverability of the par value. The Corporation's investment in FHLB stock totaled  $128 million and  $271 million at December 31, 2010 and 2009, respectively, and its investment in FRB stock totaled  $59 million at both December 31, 2010 and 2009. The Corporation believes its investments in FHLB and FRB stock are ultimately recoverable at par.

The Corporation classifies nonmarketable equity securities subjected to nonrecurring fair value adjustments as Level 3.

Other real estate

Other real estate is included in "accrued income and other assets" on the consolidated balance sheets and includes primarily foreclosed property. Foreclosed property is initially recorded at the lower of the loan balance or fair value, less costs to sell, at the date of foreclosure, establishing a new cost basis. Subsequently, foreclosed property is carried at the lower of cost or fair value, less costs to sell. Other real estate may be carried at fair value on a nonrecurring basis when fair value is less than cost. Fair value is based upon independent market prices, appraised value or management's estimate of the value. Foreclosed property carried at fair value based on an observable market price or a current appraised value is classified by the Corporation as nonrecurring Level 2. When management determines that the fair value of the foreclosed property requires additional adjustments, either as a result of a non-current appraisal or when there is no observable market price, the Corporation classifies the foreclosed property as nonrecurring Level 3.

Loan servicing rights

Loan servicing rights, included in "accrued income and other assets" on the consolidated balance sheets, are subject to impairment testing. A valuation model is used for impairment testing, which utilizes a discounted cash flow analysis using interest rates and prepayment speed assumptions currently quoted for comparable instruments and a discount rate determined by management. If the valuation model reflects a value less than the carrying value, loan servicing rights are adjusted to fair value through a valuation allowance as determined by the model. As such, the Corporation classifies loan servicing rights subjected to nonrecurring fair value adjustments as Level 3.

Deposit liabilities

The estimated fair value of checking, savings and certain money market deposit accounts is represented by the amounts payable on demand. The estimated fair value of term deposits is calculated by discounting the scheduled cash flows using the period-end rates offered on these instruments.

Short-term borrowings

The carrying amount of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings approximates the estimated fair value.

Medium- and long-term debt

The carrying value of variable-rate FHLB advances approximates the estimated fair value. The estimated fair value of the Corporation's remaining variable- and fixed-rate medium- and long-term debt is based on quoted market values. If quoted market values are not available, the estimated fair value is based on the market values of debt with similar characteristics.

Credit-related financial instruments

The estimated fair value of unused commitments to extend credit and standby and commercial letters of credit is represented by the estimated cost to terminate or otherwise settle the obligations with the counterparties. This amount is approximated by the fees currently charged to enter into similar arrangements, considering the remaining terms of the agreements and any changes in the credit quality of counterparties since the agreements were executed. This estimate of fair value does not take into account the significant value of the customer relationships and the future earnings potential involved in such arrangements as the Corporation does not believe that it would be practicable to estimate a representational fair value for these items.

ASSETS AND LIABILITIES RECORDED AT FAIR VALUE ON A RECURRING BASIS

The following tables present the recorded amount of assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

(in millions)	Total	Level 1	Level 2	Level 3
December 31, 2010
Trading securities:
Deferred compensation plan assets	$86	$86	$-	$-
Residential mortgage-backed securities (a)	7	-	7	-
Other government-sponsored enterprise securities	1	-	1	-
State and municipal securities	19	-	19	-
Corporate debt securities	4	-	4	-
Other securities	1	-	-	1
Total trading securities	118	86	31	1

Investment securities available-for-sale:
U.S. Treasury and other U.S. government agency securities	131	131	-	-
Residential mortgage-backed securities (a)	6,709	-	6,709	-
State and municipal securities (b)	39	-	-	39
Corporate debt securities:
Auction-rate debt securities	1	-	-	1
Other corporate debt securities	26	-	25	1
Equity and other non-debt securities:
Auction-rate preferred securities	570	-	-	570
Money market and other mutual funds	84	84	-	-
Total investment securities available-for-sale	7,560	215	6,734	611

Derivative assets (c):
Interest rate contracts	542	-	542	-
Energy derivative contracts	103	-	103	-
Foreign exchange contracts	51	-	51	-
Warrants	7	-	-	7
Total derivative assets	703	-	696	7
Total assets at fair value	$8,381	$301	$7,461	$619

Derivative liabilities (d):
Interest rate contracts	$249	$-	$249	$-
Energy derivative contracts	103	-	103	-
Foreign exchange contracts	48	-	48	-
Other	1	-	-	1
Total derivative liabilities	401	-	400	1

Deferred compensation plan liabilities (d)	86	86	-	-
Total liabilities at fair value	$487	$86	$400	$1
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.
(c)	Recorded in "accrued income and other assets" on the consolidated balance sheets.
(d)	Recorded in "accrued expenses and other liabilities" on the consolidated balance sheets.

(in millions)	Total	Level 1	Level 2	Level 3
December 31, 2009
Trading securities:
Deferred compensation plan assets	$86	$86	$-	$-
Residential mortgage-backed securities (a)	3	-	3	-
State and municipal securities	15	-	15	-
Corporate debt securities	3	-	3	-
Total trading securities	107	86	21	-

Investment securities available-for-sale:
U.S. Treasury and other U.S. government agency securities	103	103	-	-
Residential mortgage-backed securities (a)	6,261	-	6,261	-
State and municipal securities (b)	47	-	1	46
Corporate debt securities:
Auction-rate debt securities	150	-	-	150
Other corporate debt securities	50	-	43	7
Equity and other non-debt securities:
Auction-rate preferred securities	706	-	-	706
Money market and other mutual funds	99	99	-	-
Total investment securities available-for-sale	7,416	202	6,305	909

Derivative assets (c):
Interest rate contracts	492	-	492	-
Energy derivative contracts	137	-	137	-
Foreign exchange contracts	35	-	35	-
Warrants	7	-	-	7
Total derivative assets	671	-	664	7
Total assets at fair value	$8,194	$288	$6,990	$916

Derivative liabilities (d):
Interest rate contracts	$240	$-	$240	$-
Energy derivative contracts	136	-	136	-
Foreign exchange contracts	34	-	34	-
Total derivative liabilities	410	-	410	-

Deferred compensation plan liabilities (d)	86	86	-	-
Total liabilities at fair value	$496	$86	$410	$-
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.
(c)	Recorded in "accrued income and other assets" on the consolidated balance sheets.
(d)	Recorded in "accrued expenses and other liabilities" on the consolidated balance sheets.

There were no significant transfers of assets or liabilities recorded at fair value on a recurring basis into or out of Level 1 and Level 2 fair value measurements during the years ended December 31, 2010 and 2009.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2010 and 2009.

		Net Realized/Unrealized Gains (Losses)
	Balance at Beginning of Period	Recorded in Earnings		Recorded in Other Comprehensive Income (Pre-tax)	Purchases	Sales	Settlements	Balance at End of Period
(in millions)		Realized	Unrealized
Year ended December 31, 2010
Trading securities:
State and municipal securities	$-	$-	$-	$-	$3	$(3)	$-	$-
Other securities	-	-	1	-	-	-	-	1
Total trading securities	-	-	1	-	3	(3)	-	1
Investment securities available-for-sale:
State and municipal securities (a)	46	(1)	-	(2)	-	(4)	-	39
Auction-rate debt securities	150	3	-	5	-	(157)	-	1
Other corporate debt securities	7	27	-	-	-	-	(33)	1
Auction-rate preferred securities	706	6	-	(21)	-	(121)	-	570
Total investment securities available-for-sale	909	35	-	(18)	-	(282)	(33)	611
Derivative assets:
Warrants	7	2	1	-	1	(4)	-	7
Derivative liabilities:
Other	-	(4)	(1)	-	-	-	(4)	1
Year ended December 31, 2009
Trading securities:
State and municipal securities	$29	$-	$-	$-	$-	$(29)	$-	$-
Corporate debt securities	5	-	-	-	-	(5)	-	-
Total trading securities	34	-	-	-	-	(34)	-	-
Investment securities available-for-sale:
State and municipal securities (a)	65	-	-	(2)	-	(17)	-	46
Auction-rate debt securities	147	-	-	5	-	(2)	-	150
Other corporate debt securities	5	-	2	-	-	-	-	7
Auction-rate preferred securities	936	14	-	13	-	(257)	-	706
Total investment securities available-for-sale	1,153	14	2	16	-	(276)	-	909
Derivative assets:
Warrants	8	3	3	-	-	(7)	-	7
Derivative liabilities:
Other	5	(2)	-	-	-	-	(7)	-
(a)	Primarily auction-rate securities

There were no transfers of assets or liabilities recorded at fair value on a recurring basis into or out of Level 3 fair value measurements during the years ended December 31, 2010 and 2009.

The following table presents the income statement classification of realized and unrealized gains and losses due to changes in fair value recorded in earnings for the years ended December 31, 2010 and 2009 for recurring Level 3 assets and liabilities, as shown in the previous table.

	Net Securities Gains (Losses)		Other Noninterest Income		Discontinued Operations		Total
(in millions)	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Year ended December 31, 2010
Trading securities:
Other securities	$-	$-	$-	$1	$-	$-	$-	$1
Investment securities available-for-sale:
State and municipal securities (a)	(1)	-	-	-	-	-	(1)	-
Auction-rate debt securities	3	-	-	-	-	-	3	-
Other corporate debt securities	-	-	-	-	27	-	27	-
Auction-rate preferred securities	6	-	-	-	-	-	6	-
Total investment securities available-for-sale	8	-	-	-	27	-	35	-
Derivative assets:
Warrants	-	-	2	1	-	-	2	1
Derivative liabilities:
Other	(4)	(1)	-	-	-	-	(4)	(1)
Year ended December 31, 2009
Investment securities available-for-sale:
Other corporate debt securities	$-	$-	$-	$-	$-	$2	$-	$2
Auction-rate preferred securities	14	-	-	-	-	-	14	-
Total investment securities available-for-sale	14	-	-	-	-	2	14	2
Derivative assets:
Warrants	-	-	3	3	-	-	3	3
Derivative liabilities:
Other	(2)	-	-	-	-	-	(2)	-
(a)	Primarily auction-rate securities.

ASSETS AND LIABILITIES RECORDED AT FAIR VALUE ON A NONRECURRING BASIS

The Corporation may be required, from time to time, to record certain assets and liabilities at fair value on a nonrecurring basis. These include assets that are recorded at the lower of cost or fair value that were recognized at fair value below cost at the end of the period. Assets and liabilities recorded at fair value on a nonrecurring basis are presented in the following table.

(in millions)	Total	Level 2	Level 3
December 31, 2010
Loans held-for-sale:
Residential mortgage	$6	$6	$-
Loans:
Commercial	200	-	200
Real estate construction	247	-	247
Commercial mortgage	398	-	398
Residential mortgage	-	-	-
Lease financing	7	-	7
International	2	-	2
Total loans (a)	854	-	854

Nonmarketable equity securities (b)	9	-	9
Other real estate (c)	33	-	33
Loan servicing rights	5	-	5
Total assets at fair value	$907	$6	$901
Total liabilities at fair value	$-	$-	$-
December 31, 2009
Loans held-for-sale:
Residential mortgage	$6	$6	$-
Loans:
Commercial	191	-	191
Real estate construction	474	-	474
Commercial mortgage	231	-	231
Residential mortgage	-	-	-
Consumer	-	-	-
Lease financing	14	-	14
International	29	-	29
Total loans (a)	939	-	939

Nonmarketable equity securities (b)	8	-	8
Other real estate (c)	31	-	31
Loan servicing rights	7	-	7
Total assets at fair value	$991	$6	$985
Total liabilities at fair value	$-	$-	$-
(a)

The Corporation recorded  $398 million and  $576 million in fair value losses on impaired loans (included in "provision for loan losses" on the consolidated statements of income) during the years ended December 31, 2010 and 2009, respectively, based on the estimated fair value of the underlying collateral.

(b)

The Corporation recorded  $6 million and  $13 million in fair value losses related to write-downs on nonmarketable equity securities (included in "other noninterest income" on the consolidated statements of income) during the years ended December 31, 2010 and 2009, respectively, based on the estimated fair value of the funds. At December 31, 2010 and 2009, commitments to fund additional investments in nonmarketable equity securities recorded at fair value on a nonrecurring basis totaled approximately  $2 million and  $3 million, respectively.

(c)

Represents the fair value of other real estate written down subsequent to initial acquisition. The Corporation recorded  $23 million and  $34 million in fair value losses related to write-downs of other real estate, based on the estimated fair value of the property, and recognized a net gain of  $7 million and a net loss of  $2 million on sales of other real estate during the years ended December 31, 2010 and 2009, respectively, (included in "other real estate expense" on the consolidated statements of income).

ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS NOT RECORDED AT FAIR VALUE IN THEIR ENTIRETY ON A RECURRING BASIS

The Corporation typically holds the majority of its financial instruments until maturity and thus does not expect to realize many of the estimated fair value amounts disclosed. The disclosures also do not include estimated fair value amounts for items that are not defined as financial instruments, but which have significant value. These include such items as core deposit intangibles, the future earnings potential of significant customer relationships and the value of trust operations and other fee generating businesses. The Corporation believes the imprecision of an estimate could be significant.

The carrying amount and estimated fair value of financial instruments not recorded at fair value in their entirety on a recurring basis on the Corporation's consolidated balance sheets are as follows:

	December 31,
	2010		2009
(in millions)	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets
Cash and due from banks	$668	$668	$774	$774
Interest-bearing deposits with banks	1,415	1,415	4,843	4,843

Loans held-for-sale	23	23	30	30

Total loans, net of allowance for loan losses (a)	39,335	39,212	41,176	41,098

Customers' liability on acceptances outstanding	9	9	11	11
Nonmarketable equity securities (b)	47	77	57	61
Loan servicing rights (c)	5	5	7	7

Liabilities
Demand deposits (noninterest-bearing)	15,538	15,538	15,871	15,871
Interest-bearing deposits	24,933	24,945	23,794	23,814
Total deposits	40,471	40,483	39,665	39,685

Short-term borrowings	130	130	462	462
Acceptances outstanding	9	9	11	11
Medium- and long-term debt	6,138	6,008	11,060	10,723

Credit-related financial instruments	(99)	(99)	(89)	(89)
(a)	Included $854 million and $939 million of impaired loans recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.
(b)	Included $9 million and $8 million of nonmarketable equity securities recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.
(c)	Included $5 million and $7 million of loan servicing rights recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2010
INVESTMENT SECURITIES

NOTE 4 - INVESTMENT SECURITIES

A summary of the Corporation's investment securities available-for-sale follows:

(in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
U.S. Treasury and other U.S. government agency securities	$131	$-	$-	$131
Residential mortgage-backed securities (a)	6,653	95	39	6,709
State and municipal securities (b)	46	-	7	39
Corporate debt securities:
Auction-rate debt securities	1	-	-	1
Other corporate debt securities	26	-	-	26
Equity and other non-debt securities:
Auction-rate preferred securities	597	3	30	570
Money market and other mutual funds	84	-	-	84
Total investment securities available-for-sale	$7,538	$98	$76	$7,560

December 31, 2009
U.S. Treasury and other U.S. government agency securities	$103	$-	$-	$103
Residential mortgage-backed securities (a)	6,228	51	18	6,261
State and municipal securities (b)	51	-	4	47
Corporate debt securities:
Auction-rate debt securities	156	-	6	150
Other corporate debt securities	50	-	-	50
Equity and other non-debt securities:
Auction-rate preferred securities	711	8	13	706
Money market and other mutual funds	99	-	-	99
Total investment securities available-for-sale	$7,398	$59	$41	$7,416
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.

A summary of the Corporation's investment securities available-for-sale in an unrealized loss position as of December 31, 2010 and 2009 follows:

	Impaired
	Less than 12 months		12 months or more		Total
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Residential mortgage-backed securities (a)	$1,702	$39	$-	$-	$1,702	$39
State and municipal securities (b)	-	-	38	7	38	7
Corporate debt securities:
Auction-rate debt securities	-	-	1	-	1	-
Equity and other non-debt securities:
Auction-rate preferred securities	-	-	436	30	436	30
Total impaired securities	$1,702	$39	$475	$37	$2,177	$76
December 31, 2009
Residential mortgage-backed securities (a)	$1,609	$18	$-	$-	$1,609	$18
State and municipal securities (b)	-	-	46	4	46	4
Corporate debt securities:
Auction-rate debt securities	150	6	-	-	150	6
Equity and other non-debt securities:
Auction-rate preferred securities	510	13	-	-	510	13
Total impaired securities	$2,269	$37	$46	$4	$2,315	$41
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.

As of December 31, 2010, 93 percent of the Corporation's auction-rate portfolio was either rated Aaa/AAA by the credit rating agencies (88 percent) or adequately collateralized (five percent).

At December 31, 2010, the Corporation had 380 securities in an unrealized loss position with no credit impairment, including 310 auction-rate preferred securities, 2 auction-rate debt securities, 30 state and municipal auction-rate securities, and 38 residential mortgage-backed securities. The unrealized losses for these securities resulted from changes in market interest rates and liquidity. The Corporation ultimately expects full collection of the carrying amount of these securities, does not intend to sell the securities in an unrealized loss position, and it is not more-likely-than-not that the Corporation will be required to sell the securities in an unrealized loss position prior to recovery of amortized cost. The Corporation does not consider these securities to be other-than-temporarily impaired at December 31, 2010.

Sales, calls and write-downs of investment securities available-for-sale resulted in the following gains and losses, recorded in "net securities gains" on the consolidated statements of income, computed based on the adjusted cost of the specific security.

(in millions)
Years Ended December 31	2010	2009	2008
Securities gains	$13	$245	$68
Securities losses	(10)	(2)	(1)
Total net securities gains	$3	$243	$67

The following table summarizes the amortized cost and fair values of debt securities by contractual maturity. Securities with multiple maturity dates are classified in the period of final maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized	Fair
December 31, 2010	Cost	Value
Contractual maturity
Within one year	$157	$157
After one year through five years	229	239
After five years through ten years	136	139
After ten years	6,335	6,371
Subtotal	6,857	6,906
Equity and other nondebt securities:
Auction-rate preferred securities	597	570
Money market and other mutual funds	84	84
Total investment securities available-for-sale	$7,538	$7,560

Included in the contractual maturity distribution in the table above were auction-rate securities with a total amortized cost and fair value of  $45 million and  $39 million, respectively. Auction-rate securities are long-term, floating rate instruments for which interest rates are reset at periodic auctions. At each successful auction, the Corporation has the option to sell the security at par value. Additionally, the issuers of auction-rate securities generally have the right to redeem or refinance the debt. As a result, the expected life of auction-rate securities may differ significantly from the contractual life. Also included in the table above were residential mortgage-backed securities with a total amortized cost and fair value of  $6,653 million and  $6,709 million, respectively. The actual cash flows of mortgage-backed securities may differ from contractual maturity as the borrowers of the underlying loans may exercise prepayment options.

At December 31, 2010, investment securities with a carrying value of  $1.9 billion were pledged where permitted or required by law to secure  $1.6 billion of liabilities, primarily public and other deposits of state and local government agencies and derivative instruments.

The following table summarizes auction-rate securities activity for the years ended December 31, 2010 and 2009.

(in millions)	Par Value	Fair Value (a)
Balance at January 1, 2009	$1,261	$1,147
Called or redeemed subsequent to repurchase	(276)	(276)
Net securities gains		14
Unrealized gains (b)		16
Balance at December 31, 2009	$985	$901
Called, redeemed or sold subsequent to repurchase	(308)	(282)
Net securities gains		8
Unrealized losses (b)		(18)
Balance at December 31, 2010	$677	$609
(a)	Recorded in "investment securities available-for-sale" on the consolidated balance sheets.
(b)	Changes in fair value recognized in accumulated other comprehensive income (loss).

In January 2011,  $67 million par value of auction-rate securities were redeemed at par, including  $53 million of auction-rate preferred securities and  $14 million state and municipal auction-rate securities. Additionally, the Corporation received notices of redemption for an additional  $62 million par value of auction-rate preferred securities.

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2010
CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES

NOTE 5 – CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES

The following table summarizes nonperforming assets, which consist of nonaccrual loans, reduced-rate loans and real estate acquired through foreclosure.

Nonaccrual and reduced-rate loans are included in the corresponding loan line items and real estate acquired through foreclosure is included in "accrued income and other assets" on the consolidated balance sheets.

(in millions)
December 31	2010	2009
Nonaccrual loans:
Business loans:
Commercial	$252	$238
Real estate construction:
Commercial Real Estate business line (a)	259	507
Other business lines (b)	4	4
Total real estate construction	263	511
Commercial mortgage:
Commercial Real Estate business line (a)	181	127
Other business lines (b)	302	192
Total commercial mortgage	483	319
Lease financing	7	13
International	2	22
Total nonaccrual business loans	1,007	1,103
Retail loans:
Residential mortgage	55	50
Consumer:
Home equity	5	8
Other consumer	13	4
Total consumer	18	12
Total nonaccrual retail loans	73	62
Total nonaccrual loans	1,080	1,165
Reduced-rate loans (c)	43	16
Total nonperforming loans	1,123	1,181
Foreclosed property	112	111
Total nonperforming assets	$1,235	$1,292
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.
(c)	Includes $26 million in business loans and $17 million in retail loans as of December 31, 2010.

The following presents an aging analysis of loans.

	Loans Past Due and Still Accruing
(in millions) December 31, 2010	30-59 Days	60-89 Days	90 Days or More	Total	Nonaccrual Loans	Current Loans	Total Loans
Business loans:
Commercial	$84	$28	$3	$115	$252	$21,778	$22,145
Real estate construction:
Commercial Real Estate business line (a)	27	-	17	44	259	1,523	1,826
Other business lines (b)	2	-	5	7	4	416	427
Total real estate construction	29	-	22	51	263	1,939	2,253
Commercial mortgage:
Commercial Real Estate business line (a)	8	1	-	9	181	1,747	1,937
Other business lines (b)	28	25	16	69	302	7,459	7,830
Total commercial mortgage	36	26	16	78	483	9,206	9,767
Lease financing	-	-	-	-	7	1,002	1,009
International	1	-	-	1	2	1,129	1,132
Total business loans	150	54	41	245	1,007	35,054	36,306
Retail loans:
Residential mortgage	33	23	7	63	55	1,501	1,619
Consumer:
Home equity	11	4	10	25	5	1,674	1,704
Other consumer	4	2	4	10	13	584	607
Total consumer	15	6	14	35	18	2,258	2,311
Total retail loans	48	29	21	98	73	3,759	3,930
Total loans	$198	$83	$62	$343	$1,080	$38,813	$40,236
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.

The following table presents information regarding total impaired loans.

	December 31, 2010
(in millions)	Business Loans	Retail Loans	Total	December 31, 2009	December 31, 2008
Loans individually evaluated for impairment	$927	$47	$974	$986	$803
Loans collectively evaluated for impairment	35,379	3,883	39,262	41,175	49,702
Total loans evaluated for impairment	$36,306	$3,930	$40,236	$42,161	$50,505
Allowance for loans individually evaluated for impairment	$192	$5	$197	$193	$177
Allowance for loans collectively evaluated for impairment	647	57	704	792	593
Total allowance for loan losses	$839	$62	$901	$985	$770
Gross interest income that would have been recorded had the nonaccrual and reduced-rate loans performed in accordance with original terms	$84	$3	$87	$109	$98
Interest income recognized	$17	$1	$18	$21	$24

The following table presents additional information regarding individually evaluated impaired loans.

	Recorded Investment In:
(in millions) December 31, 2010	Impaired Loans with No Related Allowance	Impaired Loans with Related Allowance	Total Impaired Loans	Unpaid Principal Balance	Associated Valuation Allowance	Average Impaired Loans for the Year	Interest Income Recognized
Business loans:
Commercial	$9	$237	$246	$398	$55	$224	$6
Real estate construction:
Commercial Real Estate business line (a)	-	249	249	400	51	366	1
Other business lines (b)	-	-	-	-	-	1	-
Total real estate construction	-	249	249	400	51	367	1
Commercial mortgage:
Commercial Real Estate business line (a)	-	178	178	282	35	150	3
Other business lines (b)	-	245	245	325	49	197	6
Total commercial mortgage	-	423	423	607	84	347	9
Lease financing	-	7	7	15	1	10	-
International	-	2	2	2	1	11	-
Total business loans	9	918	927	1,422	192	959	16
Retail loans:
Residential mortgage	8	29	37	41	3	34	-
Consumer:
Other consumer	-	10	10	14	2	5	1
Total consumer	-	10	10	14	2	5	1
Total retail loans	8	39	47	55	5	39	1
Total individually evaluated impaired loans	$17	$957	$974	$1,477	$197	$998	$17
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.

At December 31, 2009, individually evaluated impaired loans totaled  $986 million. Of these loans,  $956 million required an allowance, which totaled  $193 million. Individually evaluated impaired loans averaged  $932 million and  $595 million for the years ended December 31, 2009 and 2008, respectively.

An analysis of changes in the allowance for loan losses follows:

(dollar amounts in millions)	2010	2009	2008
Balance at January 1	$985	$770	$557
Loan charge-offs	(627)	(895)	(500)
Recoveries on loans previously charged-off	63	27	29
Net loan charge-offs	(564)	(868)	(471)
Provision for loan losses	480	1,082	686
Foreign currency translation adjustment	-	1	(2)
Balance at December 31	$901	$985	$770
As a percentage of total loans	2.24%	2.34%	1.52%

The following table presents loans by credit quality indicator, based on internal risk ratings assigned to each business loan at the time of approval and subjected to subsequent periodic reviews by the Corporation's senior management, and to pools of retail loans with similar risk characteristics.

	Internally Assigned Rating
(in millions) December 31, 2010	Pass (a)	Special Mention (b)	Substandard (c)	Nonaccrual (d)	Total

Business loans:
Commercial	$19,884	$1,015	$994	$252	$22,145
Real estate construction:
Commercial Real Estate business line (e)	1,025	333	209	259	1,826
Other business lines (f)	383	20	20	4	427
Total real estate construction	1,408	353	229	263	2,253
Commercial mortgage:
Commercial Real Estate business line (e)	1,104	372	280	181	1,937
Other business lines (f)	6,595	508	425	302	7,830
Total commercial mortgage	7,699	880	705	483	9,767
Lease financing	962	13	27	7	1,009
International	963	112	55	2	1,132
Total business loans	30,916	2,373	2,010	1,007	36,306
Retail loans:
Residential mortgage	1,541	6	17	55	1,619
Consumer:
Home equity	1,662	26	11	5	1,704
Other consumer	575	8	11	13	607
Total consumer	2,237	34	22	18	2,311
Total retail loans	3,778	40	39	73	3,930
Total loans	$34,694	$2,413	$2,049	$1,080	$40,236
(a)	Includes all loans not included in the categories of special mention, substandard or nonaccrual.
(b)

Special mention loans have potential credit weaknesses that deserve management's close attention. Included in the special mention category at December 31, 2010 were  $546 million of loans proactively monitored by management that were considered "pass" by regulatory authorities.

(c)

Substandard loans are accruing loans that have a well-defined weakness, or weaknesses, that jeopardizes the orderly repayment of the loan. This category is generally consistent with the Substandard category as defined by regulatory authorities.

(d)

Nonaccrual loans are loans for which full collection of principal or interest is unlikely, or for which principal and/or interest payments are 90 days or more past due, unless the loan is fully collateralized and in the process of collection. This category is generally consistent with the Doubtful category as defined by regulatory authorities.

(e)	Primarily loans to real estate investors and developers.
(f)	Primarily loans secured by owner-occupied real estate.

SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2010
SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

NOTE 6 - SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

Concentrations of credit risk may exist when a number of borrowers are engaged in similar activities, or activities in the same geographic region, and have similar economic characteristics that would cause them to be similarly impacted by changes in economic or other conditions. Concentrations of both on-balance sheet and off-balance sheet credit risk are controlled and monitored as part of credit policies. The Corporation is a regional financial services holding company with a geographic concentration of its on-balance-sheet and off-balance-sheet activities in Michigan, California and Texas.

As outlined below, the Corporation has a concentration of credit risk with the automotive industry. Loans to automotive dealers and to borrowers involved with automotive production are reported as automotive, as management believes these loans have similar economic characteristics that might cause them to react similarly to changes in economic conditions. This aggregation involves the exercise of judgment. Included in automotive production are: (a) original equipment manufacturers and Tier 1 and Tier 2 suppliers that produce components used in vehicles and whose primary revenue source is automotive-related ("primary" defined as greater than 50%) and (b) other manufacturers that produce components used in vehicles and whose primary revenue source is automotive-related. Loans less than  $1 million and loans recorded in the Small Business loan portfolio were excluded from the definition. Outstanding loans and total exposure from loans, unused commitments and standby letters of credit to companies related to the automotive industry were as follows:

(in millions)
December 31	2010	2009
Automotive loans:
Production	$831	$941
Dealer	4,011	3,430
Total automotive loans	$4,842	$4,371
Total automotive exposure:
Production	$1,778	$1,869
Dealer	5,758	5,767
Total automotive exposure	$7,536	$7,636

Further, the Corporation's portfolio of commercial real estate loans, which includes real estate construction and commercial mortgage loans, was as shown in the following table.

(in millions)
December 31	2010	2009
Real estate construction loans:
Commercial Real Estate business line (a)	$1,826	$3,002
Other business lines (b)	427	459
Total real estate construction loans	2,253	3,461
Commercial mortgage loans:
Commercial Real Estate business line (a)	1,937	1,889
Other business lines (b)	7,830	8,568
Total commercial mortgage loans	9,767	10,457
Total commercial real estate loans	$12,020	$13,918
Total unused commitments on commercial real estate loans	$707	$1,249
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2010
PREMISES AND EQUIPMENT

NOTE 7 - PREMISES AND EQUIPMENT

A summary of premises and equipment by major category follows:

(in millions)
December 31	2010	2009
Land	$92	$93
Buildings and improvements	778	754
Furniture and equipment	503	508
Total cost	1,373	1,355
Less: Accumulated depreciation and amortization	(743)	(711)
Net book value	$630	$644

The Corporation conducts a portion of its business from leased facilities and leases certain equipment. Rental expense for leased properties and equipment amounted to  $82 million,  $84 million and  $76 million in 2010, 2009 and 2008, respectively. As of December 31, 2010, future minimum payments under operating leases and other long-term obligations were as follows:

(in millions)
Years Ending December 31
2011	$100
2012	80
2013	71
2014	64
2015	56
Thereafter	377
Total	$748

GOODWILL	12 Months Ended
Dec. 31, 2010
GOODWILL

NOTE 8 - GOODWILL

Goodwill is subject to impairment testing annually and on an interim basis if events or changes in circumstances between annual tests indicate the assets might be impaired. The annual test of goodwill performed in the third quarter 2010 and 2009 did not indicate that an impairment charge was required. There have been no events since the annual test performed in the third quarter 2010 that would indicate that it was more likely than not that goodwill had become impaired.

The carrying amount of goodwill for the years ended December 31, 2010, 2009 and 2008 are shown in the following table. Amounts in all periods are based on business segments in effect at December 31, 2010.

(in millions)	Business Bank	Retail Bank	Wealth & Institutional Management	Other	Total
Balances at December 31, 2010, 2009 and 2008	$90	$47	$13	$-	$150

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS

NOTE 9 - DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS

In the normal course of business, the Corporation enters into various transactions involving derivative and credit-related financial instruments to manage exposure to fluctuations in interest rate, foreign currency and other market risks and to meet the financing needs of customers. These financial instruments involve, to varying degrees, elements of market and credit risk. Derivatives are carried at fair value in the consolidated financial statements. Market and credit risk are included in the determination of fair value.

Market risk is the potential loss that may result from movements in interest rates, foreign currency exchange rates or energy commodity prices that cause an unfavorable change in the value of a financial instrument. The Corporation manages this risk by establishing monetary exposure limits and monitoring compliance with those limits. Market risk inherent in interest rate and energy contracts entered into on behalf of customers is mitigated by taking offsetting positions, except in those circumstances when the amount, tenor and/or contract rate level results in negligible economic risk, whereby the cost of purchasing an offsetting contract is not economically justifiable. The Corporation mitigates most of the inherent market risk in foreign exchange contracts entered into on behalf of customers by taking offsetting positions and manages the remainder through individual foreign currency position limits and aggregate value-at-risk limits. These limits are established annually and reviewed quarterly. Market risk inherent in derivative instruments held or issued for risk management purposes is typically offset by changes in the fair value of the assets or liabilities being hedged.

Credit risk is the possible loss that may occur in the event of nonperformance by the counterparty to a financial instrument. For customer-initiated derivatives, the Corporation attempts to minimize credit risk arising from financial instruments by evaluating the creditworthiness of each counterparty, adhering to the same credit approval process used for traditional lending activities and obtaining collateral as deemed necessary.

For derivatives with dealer counterparties, the Corporation utilizes both counterparty risk limits and monitoring procedures as well as master netting arrangements and bilateral collateral agreements to facilitate the management of credit risk. Master netting arrangements effectively reduce credit risk by permitting settlement, on a net basis, of contracts entered into with the same counterparty. Bilateral collateral agreements require daily exchange of cash or highly rated securities issued by the U.S. Treasury or other U.S. government agencies to collateralize amounts due to either party beyond certain risk limits. At December 31, 2010, counterparties had pledged marketable investment securities to secure approximately 79 percent of the fair value of contracts with bilateral collateral agreements in an unrealized gain position. For those counterparties not covered under bilateral collateral agreements, collateral is obtained, if deemed necessary, based on the results of management's credit evaluation of the counterparty. Collateral varies, but may include cash, investment securities, accounts receivable, equipment or real estate. Included in the fair value of derivative instruments are credit valuation adjustments reflecting counterparty credit risk. These adjustments are determined by applying a credit spread for the counterparty or the Corporation, as appropriate, to the total expected exposure of the derivative.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position on December 31, 2010 was  $132 million, for which the Corporation had pledged collateral of  $128 million in the normal course of business. The credit-risk-related contingent features require the Corporation's debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the Corporation's debt were to fall below investment grade, the counterparties to the derivative instruments could require additional overnight collateral on derivative instruments in net liability positions. If the credit-risk-related contingent features underlying these agreements had been triggered on December 31, 2010, the Corporation would have been required to assign an additional  $15 million of collateral to its counterparties.

DERIVATIVE INSTRUMENTS

Derivative instruments are traded over an organized exchange or negotiated over-the-counter. Credit risk associated with exchange-traded contracts is typically assumed by the organized exchange. Over-the-counter contracts are tailored to meet the needs of the counterparties involved and, therefore, contain a greater degree of credit risk and liquidity risk than exchange-traded contracts, which have standardized terms and readily available price information. The Corporation reduces exposure to credit and liquidity risks from over-the-counter derivative instruments entered into for risk management purposes, and transactions entered into to mitigate the market risk associated with customer-initiated transactions, by conducting such transactions with investment grade domestic and foreign financial institutions and subjecting counterparties to credit approvals, limits and monitoring procedures similar to those used in making other extensions of credit.

Detailed discussions of each class of derivative instruments held or issued by the Corporation for both risk management and customer-initiated and other activities are as follows.

Interest Rate Swaps

Interest rate swaps are agreements in which two parties periodically exchange fixed cash payments for variable payments based on a designated market rate or index, or variable payments based on two different rates or indices, applied to a specified notional amount until a stated maturity. The Corporation's swap agreements are structured such that variable payments are primarily based on LIBOR (one-month, three-month or six-month) or prime. These instruments are principally negotiated over-the-counter and are subject to credit risk, market risk and liquidity risk.

Foreign Exchange Contracts

Foreign exchange contracts such as futures, forwards and options are primarily entered into as a service to customers and to offset market risk arising from such positions. Futures and forward contracts require the delivery or receipt of foreign currency at a specified date and exchange rate. Foreign currency options allow the owner to purchase or sell a foreign currency at a specified date and price. Foreign exchange futures are exchange-traded, while forwards, swaps and most options are negotiated over-the-counter. Foreign exchange contracts expose the Corporation to both market risk and credit risk. The Corporation also uses foreign exchange rate swaps and cross-currency swaps for risk management purposes.

Interest Rate Options, Including Caps and Floors

Option contracts grant the option holder the right to buy or sell an underlying financial instrument for a predetermined price before the contract expires. Interest rate caps and floors are option-based contracts which entitle the buyer to receive cash payments based on the difference between a designated reference rate and the strike price, applied to a notional amount. Written options, primarily caps, expose the Corporation to market risk but not credit risk. A fee is received at inception for assuming the risk of unfavorable changes in interest rates. Purchased options contain both credit and market risk. All interest rate caps and floors entered into by the Corporation are over-the-counter agreements.

Energy Derivative Contracts

The Corporation offers energy derivative contracts, including over-the-counter and NYMEX-based natural gas and crude oil fixed rate swaps and options, as a service to customers seeking to hedge market risk in the underlying products. Contract tenors are typically limited to three years to accommodate hedge requirements and are further limited to products that are liquid and available on demand. Energy derivative swaps are over-the-counter agreements in which the Corporation and the counterparty periodically exchange fixed cash payments for variable payments based upon a designated market price or index. Energy derivative contracts expose the Corporation to both credit and market risk. Energy derivative option contracts grant the option owner the right to buy or sell the underlying commodity for a predetermined price at settlement date. Energy caps, floors and collars are option-based contracts that result in the buyer and seller of the contract receiving or making cash payments based on the difference between a designated reference price and the contracted strike price, applied to a notional amount. An option fee or premium is received by the Corporation at inception for assuming the risk of unfavorable changes in energy commodity prices. Purchased options contain both credit and market risk. Commodity options entered into by the Corporation are over-the-counter agreements.

Commitments

The Corporation also enters into commitments to purchase or sell securities on behalf of customers or for trading purposes. These transactions are similar in nature to forward contracts.

The following table presents the composition of the Corporation's derivative instruments held or issued for risk management purposes or in connection with customer-initiated and other activities at December 31, 2010 and 2009. The table excludes commitments, warrants accounted for as derivatives and a derivative related to the Corporation's 2008 sale of its remaining ownership of Visa shares.

	December 31, 2010			December 31, 2009
		Fair Value (a)			Fair Value (a)
(in millions)	Notional/ Contract Amount (b)	Asset Derivatives	Liability Derivatives	Notional/ Contract Amount (b)	Asset Derivatives	Liability Derivatives
Risk management purposes
Derivatives designated as hedging instruments
Interest rate contracts:
Swaps - cash flow - receive fixed/pay floating	$800	$3	$-	$1,700	$30	$-
Swaps - fair value - receive fixed/pay floating	1,600	263	-	1,600	194	-
Total risk management interest rate swaps designated as hedging instruments	2,400	266	-	3,300	224	-
Derivatives used as economic hedges
Foreign exchange contracts:
Spot, forwards and swaps	220	2	-	253	-	1
Total risk management purposes	$2,620	$268	$-	$3,553	$224	$1
Customer-initiated and other activities
Interest rate contracts:
Caps and floors written	$697	$-	$7	$1,176	$-	$10
Caps and floors purchased	697	7	-	1,176	10	-
Swaps	9,126	269	242	9,744	258	230
Total interest rate contracts	10,520	276	249	12,096	268	240
Energy derivative contracts:
Caps and floors written	1,106	-	62	869	-	70
Caps and floors purchased	1,106	62	-	869	70	-
Swaps	411	41	41	599	67	66
Total energy derivative contracts	2,623	103	103	2,337	137	136
Foreign exchange contracts:
Spot, forwards, futures, options and swaps	2,497	49	48	2,023	35	33
Total customer-initiated and other activities	$15,640	$428	$400	$16,456	$440	$409
Total derivatives	$18,260	$696	$400	$20,009	$664	$410
(a)

Asset derivatives are included in "accrued income and other assets" and liability derivatives are included in "accrued expenses and other liabilities" on the consolidated balance sheets. Included in the fair value of derivative assets and liabilities are credit valuation adjustments reflecting counterparty credit risk and credit risk of the Corporation. The fair value of derivative assets included credit valuation adjustments for counterparty credit risk totaling  $5 million and  $4 million at December 31, 2010 and 2009, respectively.

(b)

Notional or contract amounts, which represent the extent of involvement in the derivatives market, are used to determine the contractual cash flows required in accordance with the terms of the agreement. These amounts are typically not exchanged, significantly exceed amounts subject to credit or market risk and are not reflected in the consolidated balance sheets.

Risk Management

As an end-user, the Corporation employs a variety of financial instruments for risk management purposes, including cash instruments, such as investment securities, as well as derivative instruments. Activity related to these instruments is centered predominantly in the interest rate markets and mainly involves interest rate swaps. Various other types of instruments also may be used to manage exposures to market risks, including interest rate caps and floors, total return swaps, foreign exchange forward contracts and foreign exchange swap agreements.

As part of a fair value hedging strategy, the Corporation entered into interest rate swap agreements for interest rate risk management purposes. These interest rate swap agreements effectively modify the Corporation's exposure to interest rate risk by converting fixed-rate debt to a floating rate. These agreements involve the receipt of fixed-rate interest amounts in exchange for floating-rate interest payments over the life of the agreement, without an exchange of the underlying principal amount.

Risk management fair value interest rate swaps generated net interest income of  $77 million and  $61 million for the years ended December 31, 2010 and 2009, respectively.

The net gains (losses) recognized in "other noninterest income" (i.e., the ineffective portion) in the consolidated statements of income on risk management derivative instruments designated as fair value hedges of fixed-rate debt were as follows.

(in millions)	2010	2009
Interest rate swaps	$(3)	$(4)

As part of a cash flow hedging strategy, the Corporation entered into predominantly two-year interest rate swap agreements (weighted-average original maturity of 2.3 years) that effectively convert a portion of existing and forecasted floating-rate loans to a fixed-rate basis, thus reducing the impact of interest rate changes on future interest income over the life of the agreements (currently over the next three months). Approximately two percent ( $800 million) of the Corporation's outstanding loans were designated as hedged items to interest rate swap agreements at December 31, 2010. If interest rates, interest yield curves and notional amounts remain at current levels, the Corporation expects to reclassify  $1 million of net gains, net of tax, on derivative instruments designated as cash flow hedges from accumulated other comprehensive income (loss) to earnings during the next three months due to receipt of variable interest associated with existing and forecasted floating-rate loans.

The net gains (losses) recognized in income and OCI on risk management derivatives designated as cash flow hedges of loans for years ended December 31, 2010 and 2009 are displayed in the table below.

(in millions)	2010	2009
Interest rate swaps
Gain (loss) recognized in OCI (effective portion)	$2	$15
Gain (loss) recognized in other noninterest income (ineffective portion)	1	(2)
Gain reclassified from accumulated OCI into interest and fees on loans (effective portion)	28	34

Foreign exchange rate risk arises from changes in the value of certain assets and liabilities denominated in foreign currencies. The Corporation employs spot and forward contracts in addition to swap contracts to manage exposure to these and other risks.

The net gains (losses) recognized in "other noninterest income" in the consolidated statements of income on risk management derivative instruments used as economic hedges were as follows.

(in millions)	2010	2009
Foreign exchange contracts	$-	$(1)

The following table summarizes the expected weighted average remaining maturity of the notional amount of risk management interest rate swaps and the weighted average interest rates associated with amounts expected to be received or paid on interest rate swap agreements as of December 31, 2010 and 2009.

	Weighted Average
(dollar amounts in millions)	Notional Amount	Remaining Maturity (in years)	Receive Rate	Pay Rate (a)
December 31, 2010
Swaps - cash flow - receive fixed/pay floating rate
Variable rate loan designation	$800	0.1	4.75%	3.25%
Swaps - fair value - receive fixed/pay floating rate
Medium- and long-term debt designation	1,600	7.1	5.73	0.85
Total risk management interest rate swaps	$2,400
December 31, 2009
Swaps - cash flow - receive fixed/pay floating rate
Variable rate loan designation	$1,700	0.9	5.22%	3.25%
Swaps - fair value - receive fixed/pay floating rate
Medium- and long-term debt designation	1,600	8.1	5.73	1.01
Total risk management interest rate swaps	$3,300
(a)	Variable rates paid on receive fixed swaps are based on prime and six-month LIBOR rates in effect at December 31, 2010 and 2009.

Management believes these hedging strategies achieve the desired relationship between the rate maturities of assets and funding sources which, in turn, reduce the overall exposure of net interest income to interest rate risk, although there can be no assurance that such strategies will be successful.

Customer-Initiated and Other

Fee income is earned from entering into various transactions at the request of customers (customer-initiated contracts), principally foreign exchange contracts, interest rate contracts and energy derivative contracts. For customer-initiated foreign exchange contracts, the Corporation mitigates most of the inherent market risk by taking offsetting positions and manages the remainder through individual foreign currency position limits and aggregate value-at-risk limits. These limits are established annually and reviewed quarterly.

For those customer-initiated derivative contracts which were not offset or where the Corporation holds a speculative position within the limits described above, the Corporation recognized in "other noninterest income" in the consolidated statements of income net gains of  $1 million,  $1 million and  $2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Fair values of customer-initiated and other derivative instruments represent the net unrealized gains or losses on such contracts and are recorded in the consolidated balance sheets. Changes in fair value are recognized in the consolidated statements of income. The net gains recognized in income on customer-initiated derivative instruments, net of the impact of offsetting positions, were as follows.

(in millions)
Years Ended December 31	Location of Gain	2010	2009

Interest rate contracts	Other noninterest income	$7	$8
Energy derivative contracts	Other noninterest income	1	1
Foreign exchange contracts	Foreign exchange income	36	34
Total		$44	$43

CREDIT-RELATED FINANCIAL INSTRUMENTS

The Corporation issues off-balance sheet financial instruments in connection with commercial and consumer lending activities. The Corporation's credit risk associated with these instruments is represented by the contractual amounts indicated in the following table.

(in millions)
December 31	2010	2009
Unused commitments to extend credit:
Commercial and other	$23,578	$22,451
Bankcard, revolving check credit and home equity loan commitments	1,568	1,917
Total unused commitments to extend credit	$25,146	$24,368
Standby letters of credit	$5,453	$5,652
Commercial letters of credit	93	104
Other credit-related financial instruments	1	-

The Corporation maintains an allowance to cover probable credit losses inherent in lending-related commitments, including unused commitments to extend credit, letters of credit and financial guarantees. At December 31, 2010 and 2009, the allowance for credit losses on lending-related commitments, included in "accrued expenses and other liabilities" on the consolidated balance sheets, was  $35 million and  $37 million, respectively.

Unused Commitments to Extend Credit

Commitments to extend credit are legally binding agreements to lend to a customer, provided there is no violation of any condition established in the contract. These commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many commitments expire without being drawn upon, the total contractual amount of commitments does not necessarily represent future cash requirements of the Corporation. Commercial and other unused commitments are primarily variable rate commitments. The allowance for credit losses on lending-related commitments included  $16 million and  $20 million at December 31, 2010 and 2009, respectively, for probable credit losses inherent in the Corporation's unused commitments to extend credit.

At December 31, 2010 and 2009, commitments to lend additional funds to borrowers whose terms have been modified in troubled debt restructurings totaled  $7 million and  $5 million, respectively.

Standby and Commercial Letters of Credit

Standby and commercial letters of credit represent conditional obligations of the Corporation which guarantee the performance of a customer to a third party. Standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Commercial letters of credit are issued to finance foreign or domestic trade transactions and are short-term in nature. These contracts expire in decreasing amounts through the year 2019. The Corporation may enter into participation arrangements with third parties that effectively reduce the maximum amount of future payments which may be required under standby and commercial letters of credit. These risk participations covered  $298 million and  $404 million of the  $5.5 billion and  $5.8 billion standby and commercial letters of credit outstanding at December 31, 2010 and 2009, respectively.

The carrying value of the Corporation's standby and commercial letters of credit, included in "accrued expenses and other liabilities" on the consolidated balance sheet, totaled  $83 million at December 31, 2010, including  $64 million of deferred fees and  $19 million in the allowance for credit losses on lending-related commitments. At December 31, 2009, the comparable amounts were  $70 million,  $53 million and  $17 million, respectively.

The following table presents a summary of total internally classified watch list standby and commercial letters of credit (loans generally consistent with regulatory defined special mention and substandard, in addition to those of concern to the Corporation that have not yet been designated as special mention) at December 31, 2010 and 2009. The Corporation manages credit risk through underwriting, periodically reviewing and approving its credit exposures using Board committee approved credit policies and guidelines.

	December 31
(dollar amounts in millions)	2010	2009
Total watch list standby and commercial letters of credit	$243	$432
As a percentage of total outstanding standby and commercial letters of credit	4.4%	7.5%

Other Credit-Related Financial Instruments

The Corporation enters into credit risk participation agreements, under which the Corporation assumes credit exposure associated with a borrower's performance related to certain interest rate derivative contracts. The Corporation is not a party to the interest rate derivative contracts and only enters into these credit risk participation agreements in instances in which the Corporation is also a party to the related loan participation agreement for such borrowers. The Corporation manages its credit risk on the credit risk participation agreements by monitoring the creditworthiness of the borrowers, which is based on the normal credit review process had it entered into the derivative instruments directly with the borrower. The notional amount of such credit risk participation agreement reflects the pro-rata share of the derivative instrument, consistent with its share of the related participated loan. As of December 31, 2010 and 2009, the total notional amount of the credit risk participation agreements was approximately  $316 million and  $523 million, respectively, and the fair value for each period was insignificant, included in customer-initiated interest rate contracts recorded in "accrued expenses and other liabilities" on the consolidated balance sheets. The maximum estimated exposure to these agreements, as measured by projecting a maximum value of the guaranteed derivative instruments, assuming 100 percent default by all obligors on the maximum values, was approximately  $12 million and  $18 million at December 31, 2010 and 2009, respectively. In the event of default, the lead bank has the ability to liquidate the assets of the borrower, in which case the lead bank would be required to return a percentage of the recouped assets to the participating banks. As of December 31, 2010, the credit risk participation agreements had a weighted average remaining maturity for outstanding agreements of 2.5 years.

In 2008, the Corporation sold its remaining ownership of Visa Class B shares and entered into a derivative contract. Under the terms of the derivative contract, the Corporation will compensate the counterparty primarily for dilutive adjustments made to the conversion factor of the Visa Class B shares to Class A shares based on the ultimate outcome of litigation involving Visa. Conversely, the Corporation will be compensated by the counterparty for any increase in the conversion factor from anti-dilutive adjustments. The notional amount of the derivative contract was equivalent to approximately 780 thousand Visa Class B shares. The fair value of the derivative liability was  $1 million and an insignificant amount at December 31, 2010 and 2009, respectively, included in "accrued expenses and other liabilities" on the consolidated balance sheets.

VARIABLE INTEREST ENTITIES (VIEs)	12 Months Ended
Dec. 31, 2010
VARIABLE INTEREST ENTITIES (VIEs)

NOTE 10 - VARIABLE INTEREST ENTITIES (VIEs)

The Corporation evaluates its interest in certain entities to determine if these entities meet the definition of a VIE and whether the Corporation is the primary beneficiary and should consolidate the entity based on the variable interests it held both at inception and when there is a change in circumstances that require a reconsideration. The following provides a summary of the VIEs in which the Corporation has an interest.

The Corporation has a limited partnership interest in 147 low income housing tax credit/historic rehabilitation tax credit partnerships. These entities meet the definition of a VIE; however, the Corporation is not the primary beneficiary of the entities, as the general partner has both the power to direct the activities that most significantly impact the economic performance of the entities and the obligation to absorb losses or the right to receive benefits that could be significant to the entities. While the partnership agreements allow the limited partners, through a majority vote, to remove the general partner, this right is not deemed to be substantive as the general partner can only be removed for cause.

The Corporation accounts for its interest in these partnerships on either the cost or equity method. Exposure to loss as a result of the Corporation's involvement with these entities at December 31, 2010 was limited to the book basis of the Corporation's investment of approximately  $339 million, which includes unused commitments for future investments.

As a limited partner, the Corporation obtains income tax credits and deductions from the operating losses of these low income housing tax credit/historic rehabilitation tax credit partnerships, which are recorded as a reduction of income tax expense (or an increase to income tax benefit) and a reduction of federal income taxes payable. These income tax credits and deductions are allocated to the funds' investors based on their ownership percentages. Investment balances, including all legally binding commitments to fund future investments, are included in "accrued income and other assets" on the consolidated balance sheets, with amortization and other write-downs of investments recorded in "other noninterest income" on the consolidated statements of income. In addition, a liability is recognized in "accrued expenses and other liabilities" on the consolidated balance sheets for all legally binding unfunded commitments to fund low income housing partnerships ( $71 million at December 31, 2010).

The Corporation provided no financial or other support that was not contractually required to any of the above VIEs during the years ended December 31, 2010 and 2009.

The following table summarizes the impact of these VIEs on line items on the Corporation's consolidated statements of income.

(in millions)	Years Ended December 31,
Classification in Earnings	2010	2009
Other noninterest income	$(51)	$(48)
Provision (benefit) for income taxes (a)	(49)	(46)
(a)	Income tax credits from low income housing tax credit/historic rehabilitation tax credit partnerships.

For further information on the Corporation's consolidation policy, see Note 1.

DEPOSITS	12 Months Ended
Dec. 31, 2010
DEPOSITS

NOTE 11 - DEPOSITS

At December 31, 2010, the scheduled maturities of certificates of deposit and other deposits with a stated maturity were as follows:

(in millions)
Years Ending December 31
2011	$4,985
2012	663
2013	132
2014	51
2015	43
Thereafter	40
Total	$5,914

A maturity distribution of domestic certificates of deposit of  $100,000 and over follows:

(in millions)
December 31	2010	2009
Three months or less	$1,109	$1,657
Over three months to six months	560	1,142
Over six months to twelve months	928	1,333
Over twelve months	548	536
Total	$3,145	$4,668

All foreign office time deposits of  $432 million and  $542 million at December 31, 2010 and 2009, respectively, were in denominations of  $100,000 or more.

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2010
SHORT-TERM BORROWINGS

NOTE 12 - SHORT-TERM BORROWINGS

Federal funds purchased and securities sold under agreements to repurchase generally mature within one to four days from the transaction date. Other short-term borrowings, which may consist of Federal Reserve Term Auction Facility borrowings, commercial paper, borrowed securities, term federal funds purchased, short-term notes and treasury tax and loan deposits, generally mature within one to 120 days from the transaction date. The following table provides a summary of short-term borrowings.

At December 31, 2010, Comerica Bank (the Bank), a subsidiary of the Corporation, had pledged loans totaling  $18 billion which provided for up to  $12 billion of available collateralized borrowing with the FRB.

(dollar amounts in millions)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Other Short-term Borrowings
December 31, 2010
Amount outstanding at year-end	$126	$4
Weighted average interest rate at year-end	0.12%	4.95%
Maximum month-end balance during the year	$474	$16
Average balance outstanding during the year	210	6
Weighted average interest rate during the year	0.11%	5.31%
December 31, 2009
Amount outstanding at year-end	$462	$-
Weighted average interest rate at year-end	0.03%	- %
Maximum month-end balance during the year	$655	$2,558
Average balance outstanding during the year	467	532
Weighted average interest rate during the year	0.19%	0.28%
December 31, 2008
Amount outstanding at year-end	$696	$1,053
Weighted average interest rate at year-end	0.37%	0.40%
Maximum month-end balance during the year	$3,617	$3,046
Average balance outstanding during the year	2,105	1,658
Weighted average interest rate during the year	2.20%	2.43%

MEDIUM-AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2010
MEDIUM-AND LONG-TERM DEBT

NOTE 13 - MEDIUM- AND LONG-TERM DEBT

Medium- and long-term debt are summarized as follows:

(in millions) December 31	2010	2009
Parent company
Subordinated notes:
4.80% subordinated note due 2015	$337	$325
6.576% subordinated notes due 2010	-	511
Total subordinated notes	337	836

Medium-term notes:
Floating rate based on LIBOR indices due 2010	-	150
3.00% notes due 2015	298	-
Total parent company	635	986

Subsidiaries
Subordinated notes:
7.125% subordinated note due 2010	-	152
5.70% subordinated note due 2014	280	275
5.75% subordinated notes due 2016	691	678
5.20% subordinated notes due 2017	568	543
8.375% subordinated note due 2024	191	187
7.875% subordinated note due 2026	213	204
Total subordinated notes	1,943	2,039

Medium-term notes:
Floating rate based on LIBOR indices due 2010 to 2012	1,017	1,982

Federal Home Loan Bank advances:
Floating rate based on LIBOR indices due 2010 to 2014	2,500	6,000

Other notes:
6.0% - 6.4% notes due 2020	43	53
Total subsidiaries	5,503	10,074
Total medium- and long-term debt	$6,138	$11,060

The carrying value of medium- and long-term debt has been adjusted to reflect the gain or loss attributable to the risk hedged with interest rate swaps.

All subordinated notes with maturities greater than one year qualify as Tier 2 capital.

Comerica Bank (the Bank), a subsidiary of the Corporation, is a member of the FHLB, which provides short- and long-term funding collateralized by mortgage-related assets to its members. In the third quarter 2010, the Bank early redeemed, without penalty,  $2.0 billion of floating-rate FHLB advances at par due 2012 and 2013. FHLB advances bear interest at variable rates based on LIBOR and were secured by a blanket lien on  $16 billion of real estate-related loans at December 31, 2010.

In the first quarter 2010, the Bank exercised its option to redeem, at par, a  $150 million, 7.125% subordinated note, which had an original maturity date of 2013, and recognized a pre-tax gain of  $2 million resulting from the previous termination of a related interest rate swap. In addition, the Bank repurchased, at a discount,  $15 million of floating rate medium-term notes maturing in 2011 in the first quarter 2010.

In the third quarter 2010, the Corporation issued  $300 million of 3.00% medium-term senior notes due 2015. A portion of the proceeds, along with cash on hand, was used to redeem 6.576% subordinated notes, as discussed below, and the remainder was used for general corporate purposes.

In the fourth quarter 2010, the Corporation redeemed, at par,  $515 million of 6.576% subordinated notes, which had an original maturity date of 2037, and recognized a pre-tax charge of  $5 million resulting from the accelerated accretion of the original issuance discount, included in "other noninterest expenses" in the consolidated statements of income. The notes related to  $500 million, par value, of trust preferred securities issued by an unconsolidated subsidiary, which were concurrently redeemed.

In 2009, the Bank repurchased, at a discount,  $212 million of floating-rate medium-term notes maturing in 2012 and recognized a gain of  $15 million.

The Corporation currently has a  $15 billion medium-term senior note program. This program allows the Bank to issue fixed- or floating-rate notes with maturities between one year and 30 years. The Bank did not issue any notes under the senior note program during the years ended December 31, 2010 and 2009. The interest rate on the floating rate medium-term notes based on LIBOR at December 31, 2010, ranged from three-month LIBOR plus 0.11% to three-month LIBOR plus 0.15%. The medium-term notes outstanding at December 31, 2010 are due from 2011 to 2012. The medium-term notes do not qualify as Tier 2 capital and are not insured by the FDIC.

At December 31, 2010, the principal maturities of medium- and long-term debt were as follows:

(in millions)
Years Ending December 31
2011	$1,365
2012	163
2013	1,005
2014	1,256
2015	606
Thereafter	1,466
Total	$5,861

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY

NOTE 14 - SHAREHOLDERS' EQUITY

In the first quarter 2010, the Corporation fully redeemed  $2.25 billion of Fixed Rate Cumulative Perpetual Preferred Stock (preferred stock) issued in 2008 in connection with the U.S. Department of Treasury (U.S. Treasury) Capital Purchase Program. The redemption was funded by the net proceeds from an  $880 million common stock offering completed in the first quarter 2010 and from excess liquidity at the parent company. The redemption resulted in a one-time, non-cash redemption charge of  $94 million in the first quarter 2010, reflecting the accelerated accretion of the remaining discount, which reduced diluted earnings per common share by  $0.54 for the year ended December 31, 2010. The total impact of the preferred stock, including the redemption charge, cash dividends of  $24 million and non-cash discount accretion of  $5 million, was a reduction to diluted earnings per common share of  $0.71 for the year ended December 31, 2010.

Upon the redemption of the preferred stock, related restrictions on the Corporation's ability to declare dividends or repurchase stock ceased. In addition, the Corporation is no longer required to comply with the U.S. Treasury's standards for executive compensation and corporate governance.

In the second quarter 2010, the U.S. Treasury sold the related warrant, which granted the right to purchase 11.5 million shares of the Corporation's common stock at  $29.40 per share. Prior to the public sale, the warrant was separated into 11.5 million warrants to purchase one share of the Corporation's common stock at an exercise price of  $29.40 per share. The sale of the warrant by the U.S. Treasury had no impact on the Corporation's equity. The warrants remained outstanding at December 31, 2010 and were included in "capital surplus" on the consolidated statements of changes in shareholders' equity at their original fair value of  $124 million.

At December 31, 2010, the Corporation had 11.5 million shares of common stock reserved for the warrants, 26.5 million shares of common stock reserved for stock option exercises and 1.8 million shares of restricted stock outstanding to employees and directors under share-based compensation plans.

In November 2010, the Board of Directors of the Corporation (the Board) authorized the purchase of up to 12.6 million shares of Comerica Incorporated outstanding common stock, as well as outstanding warrants to purchase up to 11.5 million shares of the Corporation's common stock. There is no expiration date for the Corporation's share repurchase program. There were no open market repurchases of common stock or warrants in 2010, 2009 and 2008.

The following table summarizes the Corporation's share repurchase activity for the year ended December 31, 2010.

(shares in thousands)	Total Number of Shares and Warrants Purchased as Part of Publicly Announced Repurchase Plans or Programs	Remaining Repurchase Authorization (a)	Total Number of Shares Purchased (b)	Average Price Paid Per Share
Total first quarter 2010	-	12,576	60	$35.28
Total second quarter 2010	-	12,576	55	42.65
Total third quarter 2010	-	12,576	2	37.33
October 2010	-	12,576	1	37.11
November 2010	-	24,056	-	-
December 2010	-	24,056	-	-
Total fourth quarter 2010	-	24,056	1	37.58
Total 2010	-	24,056	118	$38.82
(a)	Maximum number of shares and warrants that may yet be purchased under the publicly announced plans or programs.
(b)

Includes shares purchased as part of publicly announced repurchase plans or programs, shares purchased pursuant to deferred compensation plans and shares purchased from employees to pay for grant prices and/or taxes related to stock option exercises and restricted stock vesting under the terms of an employee share-based compensation plan.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 15 - ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) includes the change in net unrealized gains and losses on investment securities available-for-sale, the change in accumulated net gains and losses on cash flow hedges and the change in the accumulated defined benefit and other postretirement plans adjustment. Total comprehensive income (loss) was  $224 million, ( $10) million and  $81 million for the years ended December 31, 2010, 2009 and 2008, respectively. The  $234 million increase in total comprehensive income for the year ended December 31, 2010, when compared to 2009, resulted principally from a  $260 million increase in net income and a  $123 million after-tax increase in net unrealized gains on investment securities available-for-sale, partially offset by  $145 million after-tax decrease in the defined benefit and other postretirement benefit plans adjustment. The following table presents reconciliations of the components of accumulated other comprehensive income (loss) for the years ended December 31, 2010, 2009 and 2008.

For a further discussion of the effects of investment securities available-for-sale, derivative instruments and defined benefit and other postretirement benefit plans on other comprehensive income (loss) refer to Notes 1, 9 and 18.

(in millions)
Years Ended December 31	2010	2009	2008
Accumulated net unrealized gains (losses) on investment securities available-for-sale:
Balance at beginning of period, net of tax	$11	$131	$(9)
Net unrealized holding gains arising during the period	7	54	285
Less: Reclassification adjustment for net gains included in net income	3	243	67
Change in net unrealized gains before income taxes	4	(189)	218
Less: Provision for income taxes	1	(69)	78
Change in net unrealized gains on investment securities available-for-sale, net of tax	3	(120)	140
Balance at end of period, net of tax	$14	$11	$131

Accumulated net gains (losses) on cash flow hedges:
Balance at beginning of period, net of tax	$18	$30	$2
Net cash flow hedge gains arising during the period	2	15	69
Less: Reclassification adjustment for net gains included in net income	28	34	24
Change in net cash flow hedge gains before income taxes	(26)	(19)	45
Less: Provision for income taxes	(10)	(7)	17
Change in net cash flow hedge gains, net of tax	(16)	(12)	28
Balance at end of period, net of tax	$2	$18	$30

Accumulated defined benefit pension and other postretirement plans adjustment:
Balance at beginning of period, net of tax	$(365)	$(470)	$(170)
Net defined benefit pension and other postretirement adjustment arising during the period	(100)	112	(488)
Less: Adjustment for amounts recognized as components of net periodic benefit cost during the period	(39)	(53)	(18)
Change in defined benefit pension and other postretirement plans adjustment before income taxes	(61)	165	(470)
Less: Provision for income taxes	(21)	60	(170)
Change in defined benefit pension and other postretirement plans adjustment, net of tax	(40)	105	(300)
Balance at end of period, net of tax	$(405)	$(365)	$(470)
Total accumulated other comprehensive loss at end of period, net of tax	$(389)	$(336)	$(309)

NET INCOME (LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2010
NET INCOME (LOSS) PER COMMON SHARE

NOTE 16 - NET INCOME (LOSS) PER COMMON SHARE

Basic and diluted income (loss) from continuing operations per common share and net income (loss) per common share are presented in the following table.

(in millions, except per share data)
Years Ended December 31	2010	2009	2008
Basic and diluted
Income from continuing operations	$260	$16	$212
Less:
Preferred stock dividends	29	134	17
Redemption discount accretion on preferred stock	94	-	-
Income allocated to participating securities	1	1	4
Income (loss) from continuing operations attributable to common shares	$136	$(119)	$191
Net income	$277	$17	$213
Less:
Preferred stock dividends	29	134	17
Redemption discount accretion on preferred stock	94	-	-
Income allocated to participating securities	1	1	4
Net income (loss) attributable to common shares	$153	$(118)	$192
Basic average common shares	170	149	149
Basic income (loss) from continuing operations per common share	$0.79	$(0.80)	$1.28
Basic net income (loss) per common share	0.90	(0.79)	1.29

Basic average common shares	170	149	149
Dilutive common stock equivalents:
Net effect of the assumed exercise of stock options	1	-	-
Net effect of the assumed exercise of warrants	2	-	-
Diluted average common shares	173	149	149
Diluted income (loss) from continuing operations per common share	$0.78	$(0.80)	$1.28
Diluted net income (loss) per common share	0.88	(0.79)	1.28

Basic income (loss) from continuing operations per common share and net income (loss) per common share are calculated using the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each share of common stock and participating securities according to dividends declared (distributed earnings) and participation rights in undistributed earnings. Distributed and undistributed earnings are allocated between common and participating security shareholders based on their respective rights to receive dividends. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities (i.e., nonvested restricted stock). Undistributed net losses are not allocated to nonvested restricted shareholders, as these shareholders do not have a contractual obligation to fund the losses incurred by the Corporation. Income (loss) from continuing operations attributable to common shares and net income (loss) attributable to common shares are then divided by the weighted-average number of common shares outstanding during the period, net of nonvested restricted shares.

Diluted income (loss) from continuing operations per common share and net income (loss) per common share consider common stock issuable under the assumed exercise of stock options granted under the Corporation's stock plans and warrants. Diluted income (loss) from continuing operations attributable to common shares and net income (loss) attributable to common shares are then divided by the total of weighted-average number of common shares and common stock equivalents outstanding during the period, net of nonvested restricted shares.

The following average shares related to outstanding options and warrants to purchase shares of common stock were not included in the computation of diluted net income (loss) per common share because the options' and warrants' exercise prices were greater than the average market price of common shares for the period.

(shares in millions)	2010	2009	2008
Average outstanding options	15.1	17.6	19.7
Range of exercise prices	$36.24 - $64.50	$28.07 - $66.81	$33.69 - $71.58
Average outstanding warrants		11.5
Exercise price		$29.40

Due to the net loss from continuing operations attributable to common shares reported for the year ended December 31, 2009, options to purchase 1.5 million shares, with average exercise prices less than the average market price of common shares for the period, were excluded from the computation of diluted net loss per share, as their inclusion would have been anti-dilutive.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
SHARE-BASED COMPENSATION

NOTE 17 - SHARE-BASED COMPENSATION

Share-based compensation expense is charged to "salaries" expense on the consolidated statements of income. The components of share-based compensation expense for all share-based compensation plans and related tax benefits are as follows:

(in millions)	2010	2009	2008
Total share-based compensation expense	$32	$32	$51
Related tax benefits recognized in net income	$12	$12	$19

The following table summarizes unrecognized compensation expense for all share-based plans:

(dollar amounts in millions)	December 31, 2010
Total unrecognized share-based compensation expense	$33
Weighted-average expected recognition period (in years)	2.5

The Corporation has share-based compensation plans under which it awards both shares of restricted stock to key executive officers and key personnel and stock options to executive officers, directors and key personnel of the Corporation and its subsidiaries. Restricted stock vests over periods ranging from three years to five years. Stock options vest over periods ranging from one year to four years. During the period the U.S. Treasury held equity issued under the Capital Purchase Program, restricted share grants were temporarily prohibited from vesting in less than two years from the grant date and retirement-based acceleration was not allowed. These temporary restrictions lengthened the requisite service period and, therefore, the amortization period for retirement eligible grantees. Upon redemption of the preferred stock in the first quarter 2010, the temporary restrictions lapsed. The maturity of each option is determined at the date of grant; however, no options may be exercised later than ten years and one month from the date of grant. The options may have restrictions regarding exercisability. The plans originally provided for a grant of up to 15.7 million common shares, plus shares under certain plans that are forfeited, expire or are cancelled. At December 31, 2010, 7.5 million shares were available for grant.

In the first quarter 2010, the Corporation began providing phantom stock units (PSUs) as a component of compensation for certain executives. The number of PSUs awarded for each pay period is determined by dividing the amount of base salary payable in PSUs for that pay period by the reported closing price on the New York Stock Exchange (NYSE) for a share of the Corporation's common stock on the pay date for the pay period. PSUs do not include any shareholder rights such as the right to vote or receive dividends, are fully vested when awarded, and will be settled in cash in the first quarter 2011. The amount payable upon settlement will be equal to the number of PSUs being settled multiplied by the reported closing price on the NYSE for a share of the Corporation common stock on the date of settlement and is included in "accrued expenses and other liabilities" on the consolidated balance sheets. Share-based compensation expense included  $7 million related to PSUs for the year ended December 31, 2010.

The Corporation used a binomial model to value stock options granted in the periods presented. Option valuation models require several inputs, including the expected stock price volatility, and changes in input assumptions can materially affect the fair value estimates. The model used may not necessarily provide a reliable single measure of the fair value of employee and director stock options. The risk-free interest rate assumption used in the binomial option-pricing model as outlined in the table below was based on the federal ten-year treasury interest rate. The expected dividend yield was based on the historical and projected dividend yield patterns of the Corporation's common shares. Expected volatility assumptions considered both the historical volatility of the Corporation's common stock over a ten-year period and implied volatility based on actively traded options on the Corporation's common stock with pricing terms and trade dates similar to the stock options granted.

The estimated weighted-average grant-date fair value per option share and the underlying binomial option-pricing model assumptions are summarized in the following table:

Years Ended December 31	2010	2009	2008
Weighted-average grant-date fair value per option share	$11.07	$6.55	$9.54
Weighted-average assumptions:
Risk-free interest rates	3.73%	3.08%	3.73%
Expected dividend yield	3.00	4.62	4.62
Expected volatility factors of the market price of Comerica common stock	40	58	34
Expected option life (in years)	6.1	6.4	6.6

A summary of the Corporation's stock option activity and related information for the year ended December 31, 2010 follows:

		Weighted-Average
	Number of Options (in thousands)	Exercise Price per Share	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding-January 1, 2010	18,422	$49.52
Granted	2,374	35.45
Forfeited or expired	(1,566)	44.27
Exercised	(200)	25.99
Outstanding-December 31, 2010	19,030	48.44	4.8	$60
Outstanding, net of expected forfeitures - December 31, 2010	18,785	48.65	4.7	57
Exercisable-December 31, 2010	14,245	53.21	3.6	13

The aggregate intrinsic value of outstanding options shown in the table above represents the total pretax intrinsic value at December 31, 2010, based on the Corporation's closing stock price of  $42.24 at December 31, 2010.

The total intrinsic value of stock options exercised was  $3 million and an insignificant amount for the years ended December 31, 2010 and 2008, respectively. There were no stock options exercised during 2009. Cash received from the exercise of stock options during 2010 and 2008 totaled  $5 million and  $1 million, respectively. The net excess income tax benefit realized for the tax deductions from the exercise of these options totaled  $1 million and was insignificant for the years ended December 31, 2010 and 2008, respectively.

A summary of the Corporation's restricted stock activity and related information for 2010 follows:

	Number of Shares (in thousands)	Weighted-Average Grant-Date Fair Value per Share
Outstanding-January 1, 2010	2,089	$36.82
Granted	177	39.24
Forfeited	(83)	33.72
Vested	(367)	52.35
Outstanding-December 31, 2010	1,816	$34.06

The total fair value of restricted stock awards that fully vested during the years ended December 31, 2010, 2009 and 2008 was  $19 million,  $16 million and  $7 million, respectively.

The Corporation expects to satisfy the exercise of stock options and future grants of restricted stock by issuing shares of common stock out of treasury. At December 31, 2010, the Corporation held 27.3 million shares in treasury.

For further information on the Corporation's share-based compensation plans, refer to Note 1.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2010
EMPLOYEE BENEFIT PLANS

NOTE 18 - EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT PENSION AND POSTRETIREMENT BENEFIT PLANS

The Corporation has a qualified and a non-qualified defined benefit pension plan, which together provide benefits for substantially all full-time employees hired before January 1, 2007. Employee benefits expense included defined benefit pension expense of  $30 million,  $57 million and  $20 million in the years ended December 31, 2010, 2009 and 2008, respectively, for the plans. Benefits under the defined benefit plans are based primarily on years of service, age and compensation during the five highest paid consecutive calendar years occurring during the last ten years before retirement.

The Corporation's postretirement benefit plan continues to provide postretirement health care and life insurance benefits for retirees as of December 31, 1992. The plan also provides certain postretirement health care and life insurance benefits for a limited number of retirees who retired prior to January 1, 2000. For all other employees hired prior to January 1, 2000, a nominal benefit is provided. Employees hired on or after January 1, 2000 are not eligible to participate in the plan. The Corporation funds the pre-1992 retiree plan benefits with bank-owned life insurance.

The following table sets forth reconciliations of plan assets and the projected benefit obligation, the weighted-average assumptions used to determine year-end benefit obligations, and the amounts recognized in accumulated other comprehensive income (loss) for the Corporation's defined benefit pension plans and postretirement benefit plan at December 31, 2010 and 2009. The Corporation used a measurement date of December 31, 2010 for these plans.

(dollar amounts in millions)	Defined Benefit Pension Plans				Postretirement Benefit Plan
	Qualified		Non-Qualified
	2010	2009	2010	2009	2010	2009
Change in fair value of plan assets:
Fair value of plan assets at January 1	$1,338	$1,080	$-	$-	$73	$74
Actual return on plan assets	172	200	-	-	4	7
Employer contributions	-	100	-	-	3	(1)
Benefits paid	(46)	(42)	-	-	(7)	(7)
Fair value of plan assets at December 31	$1,464	$1,338	$-	$-	$73	$73
Change in projected benefit obligation:
Projected benefit obligation at January 1	$1,213	$1,165	$156	$156	$84	$80
Service cost	28	28	3	4	-	-
Interest cost	73	69	9	9	4	5
Actuarial (gain) loss	141	(7)	16	(11)	1	6
Benefits paid	(46)	(42)	(7)	(6)	(7)	(7)
Plan change	-	-	-	4	-	-
Projected benefit obligation at December 31	$1,409	$1,213	$177	$156	$82	$84
Accumulated benefit obligation	$1,281	$1,096	$164	$142	$82	$84
Funded status at December 31 (a) (b)	$55	$125	$(177)	$(156)	$(9)	$(11)
Weighted-average assumptions used:
Discount rate	5.51%	5.92%	5.51%	5.92%	4.95%	5.41%
Rate of compensation increase	4.00	3.50	4.00	3.50	n/a	n/a
Healthcare cost trend rate:
Cost trend rate assumed for next year	n/a	n/a	n/a	n/a	8.00	8.00
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	n/a	5.00	5.00
Year when rate reaches the ultimate trend rate	n/a	n/a	n/a	n/a	2031	2030
Amounts recognized in accumulated other comprehensive income (loss) before income taxes:
Net actuarial gain (loss)	$(522)	$(461)	$(61)	$(49)	$(29)	$(30)
Prior service (cost) credit	(13)	(20)	6	7	(5)	(5)
Net transition obligation	-	-	-	-	(8)	(13)
Balance at December 31	$(535)	$(481)	$(55)	$(42)	$(42)	$(48)
(a)	Based on projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for postretirement benefit plan.
(b)

The Corporation recognizes the overfunded and underfunded status of the plans in "accrued income and other assets" and "accrued expenses and other liabilities," respectively, on the consolidated balance sheets.

n/a-not applicable

The 2009 non-qualified defined benefit pension plan change of  $4 million reflected the recognition of special agreement benefits not previously included in plan valuations. The accumulated benefit obligation exceeded the fair value of plan assets for the non-qualified defined benefit pension plan and the postretirement benefit plan at December 31, 2010 and 2009.

The following table details the changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the year ended December 31, 2010.

	Defined Benefit Pension Plans		Postretirement
(in millions)	Qualified	Non-Qualified	Benefit Plan	Total
Actuarial gain (loss) arising during the period	$(85)	$(15)	$-	$(100)
Amortization of net actuarial gain (loss)	25	4	1	30
Amortization of prior service (cost) credit	6	(2)	1	5
Amortization of transition obligation	-	-	4	4
Total recognized in other comprehensive income (loss)	$(54)	$(13)	$6	$(61)

Components of net periodic defined benefit cost and postretirement benefit cost, the actual return (loss) on plan assets and the weighted-average assumptions used were as follows:

	Defined Benefit Pension Plans
(dollar amounts in millions)	Qualified				Non-Qualified
Years Ended December 31	2010	2009	2008		2010	2009	2008
Service cost	$28	$28	$28		$3	$4	$4
Interest cost	73	69	66		9	9	9
Expected return on plan assets	(116)	(104)	(100)		-	-	-
Amortization of prior service cost (credit)	6	6	7		(2)	(2)	(2)
Amortization of net loss	25	38	4		4	5	4
Recognition of special agreement benefits	-	-	-		-	4	-
Net periodic defined benefit cost	$16	$37	$5		$14	$20	$15
Actual return (loss) on plan assets	$172	$200	$(293)		$-	$-	$-
Actual rate of return (loss) on plan assets	13.10%	17.35%	(24.09	) %	n/a	n/a	n/a
Weighted-average assumptions used:
Discount rate	5.92%	6.03%	6.47%		5.92%	6.03%	6.47%
Expected long-term return on plan assets	8.00	8.25	8.25		n/a	n/a	n/a
Rate of compensation increase	3.50	4.00	4.00		3.50	4.00	4.00
n/a - not applicable (dollar amounts in millions)					Postretirement Benefit Plan
Years Ended December 31					2010	2009	2008
Interest cost					$4	$5	$5
Expected return on plan assets					(3)	(4)	(4)
Amortization of transition obligation					4	4	4
Amortization of prior service cost					1	1	-
Amortization of net loss					1	1	1
Net periodic postretirement benefit cost					$7	$7	$6
Actual return (loss) on plan assets					$4	$7	$(10)
Actual rate of return (loss) on plan assets					5.65%	10.74%	(11.36	) %
Weighted-average assumptions used:
Discount rate					5.41%	6.20%	6.15%
Expected long-term return on plan assets					5.00	5.00	5.00
Healthcare cost trend rate:
Cost trend rate assumed for next year					8.00	8.00	8.00
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)					5.00	5.00	5.00
Year that the rate reaches the ultimate trend rate					2030	2028	2013

The expected long-term rate of return of plan assets is the average rate of return expected to be realized on funds invested or expected to be invested over the life of the plan, which has an estimated average life of approximately 15 years as of December 31, 2010. The expected long-term rate of return on plan assets is set after considering both long-term returns in the general market and long-term returns experienced by the assets in the plan. The returns on the various asset categories are blended to derive one long-term rate of return. The Corporation reviews its pension plan assumptions on an annual basis with its actuarial consultants to determine if assumptions are reasonable and adjusts the assumptions to reflect changes in future expectations.

The estimated portion of balances remaining in accumulated other comprehensive income (loss) that are expected to be recognized as a component of net periodic benefit cost in the year ended December 31, 2011 are as follows.

	Defined Benefit Pension Plans		Postretirement Benefit Plan	Total
(in millions)	Qualified	Non-Qualified
Net loss	$35	$5	$1	$41
Transition obligation	-	-	4	4
Prior service cost (credit)	4	(2)	1	3

Assumed healthcare cost trend rates have a significant effect on the amounts reported for the postretirement benefit plan. A one-percentage-point change in 2010 assumed healthcare and prescription drug cost trend rates would have the following effects:

(in millions)	One-Percentage-Point
	Increase	Decrease
Effect on postretirement benefit obligation	$5	$(5)
Effect on total service and interest cost	-	-

Plan Assets

The Corporation's overall investment goals for the qualified defined benefit pension plan are to maintain a portfolio of assets of appropriate liquidity and diversification; to generate investment returns (net of operating costs) that are reasonably anticipated to maintain the plan's fully funded status or to reduce a funding deficit, after taking into account various factors, including reasonably anticipated future contributions and expense and the interest rate sensitivity of the plan's assets relative to that of the plan's liabilities; and to generate investment returns (net of operating costs) that meet or exceed a customized benchmark as defined in the plan investment policy. Derivative instruments, are permissible for hedging and transactional efficiency, but only to the extent that the derivative use enhances the efficient execution of the plan's investment policy. The plan does not directly invest in securities issued by the Corporation and its subsidiaries. The Corporation's target allocations for plan investments are 55 percent to 65 percent equity securities and 35 percent to 45 percent fixed income, including cash. Equity securities include collective investment and mutual funds and common stock. Fixed income securities include U.S. Treasury and other U.S. government agency securities, mortgage-backed securities, corporate bonds and notes, municipal bonds, collateralized mortgage obligations and money market funds.

Fair Value Measurements

The Corporation's qualified defined benefit pension plan utilizes fair value measurements to record fair value adjustments and to determine fair value disclosures. The Corporation's qualified benefit pension plan categorizes investments recorded at fair value into a three-level hierarchy, based on the markets in which the investment are traded and the reliability of the assumptions used to determine fair value. Refer to Note 3 for a description of the three-level hierarchy.

Following is a description of the valuation methodologies and key inputs used to measure the fair value of the Corporation's qualified defined benefit pension plan investments, including an indication of the level of the fair value hierarchy in which the investments are classified.

Collective investment and mutual funds

Fair value measurement is based upon the NAV provided by the administrator of the fund. Mutual fund NAVs are quoted in an active market exchange, such as the New York Stock Exchange, and are included in Level 1 of the fair value hierarchy. Collective investment funds NAVs are based primarily on observable inputs, generally the quoted prices for underlying assets owned by the fund, and are included in Level 2 of the fair value hierarchy.

Common stock

Fair value measurement is based upon the closing price reported on the New York Stock Exchange. Level 1 common stock includes domestic and foreign stock and real estate investment trusts. Level 2 common stock includes American Depositary Receipts.

U.S. Treasury and other U.S. government agency securities

Fair value measurement is based upon quoted prices, if available. If quoted prices are not available, fair values are measured using independent pricing models or other model-based valuation techniques, such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors such as credit loss and liquidity assumptions. Level 1 securities include U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets. Level 2 securities include pooled Small Business Administration loans.

Mortgage-backed securities

Fair value measurement is based upon quoted prices of securities with similar characteristics or pricing models based on observable market data inputs, primarily interest rates, spreads and prepayment information and are included in Level 2 of the fair value hierarchy.

Corporate and municipal bonds and notes

Fair value measurement is based upon quoted prices of securities with similar characteristics or pricing models based on observable market data inputs, primarily interest rates, spreads and prepayment information. Level 2 securities include corporate bonds, municipal bonds, other asset-backed securities and foreign bonds and notes.

Collateralized mortgage obligations

Fair value measurement is based upon independent pricing models or other model-based valuation techniques such as the present value of future cash flows, adjusted for the security's credit rating, prepayment assumptions and other factors, such as credit loss and liquidity assumptions, and is included in Level 2 of the fair value hierarchy.

Private placements

Fair value is measured using the NAV provided by fund management as quoted prices in active markets are not available. Management considers additional discounts to the provided NAV for market and credit risk. Private placements are included in Level 3 of the fair value hierarchy.

Securities purchased under agreements to resell

Fair value measurement is based upon independent pricing models or other model-based valuation techniques such as the present value of future cash flows, and is included in Level 2 of the fair value hierarchy.

Derivative instruments

The fair value of the Plan's derivative instruments, which could include futures, forwards and/or swaps, was determined using pricing models that use primarily market observable inputs, such as yield curves and option volatilities, and include adjustments to reflect credit quality of the counterparty. Derivative instruments are categorized as Level 2 in the fair value hierarchy.

Fair Values

The fair values of the Corporation's qualified defined benefit pension plan investments measured at fair value on a recurring basis at December 31, 2010 and 2009, by asset category and level within the fair value hierarchy, are detailed in the table below.

(in millions)	Total	Level 1	Level 2	Level 3
December 31, 2010
Equity securities:
Collective investment and mutual funds	$538	$181	$357	$-
Common stock	371	370	1	-
Fixed income securities:
U.S. Treasury and other U.S. government agency bonds	198	198	-	-
Corporate and municipal bonds and notes	311	-	311	-
Collective investments and mutual funds	24	24	-	-
Private placements	28	-	-	28
Other assets:
Derivatives	1	-	1	-
Total investments at fair value	$1,471	$773	$670	$28
December 31, 2009
Equity securities:
Collective investment and mutual funds	$495	$163	$332	$-
Common stock	320	318	2	-
Fixed income securities:
U.S. Treasury and other U.S. government agency bonds	168	168	-	-
Corporate and municipal bonds and notes	288	-	288	-
Collateralized mortgage obligations	6	-	6	-
Collective investments and mutual funds	20	20	-	-
Private placements	28	-	-	28
Other assets:
Securities purchased under agreement to resell	5	-	5	-
Derivatives	1	-	1	-
Total investments at fair value	$1,331	$669	$634	$28

The table below provides a summary of changes in the Corporation's qualified defined benefit pension plan's Level 3 investments measured at fair value on a recurring basis for the years ended December 31, 2010 and 2009.

(in millions)	Balance at Beginning of Period	Gains (Losses)		Purchases	Sales	Balance at End of Period
		Realized	Unrealized
Year ended December 31, 2010
Private placements	$28	$-	$1	$10	$(11)	$28
Year ended December 31, 2009
Private placements	$-	$-	$1	$33	$(6)	$28

There were no assets in the non-qualified defined benefit pension plan at December 31, 2010, and 2009. The postretirement benefit plan is fully invested in bank-owned life insurance policies. The fair value of bank-owned life insurance policies is based on the cash surrender values of the policies as reported by the insurance companies and are classified in Level 2 of the fair value hierarchy.

Cash Flows

Estimated future employer contributions were zero for the qualified and non-qualified defined benefit pension plans and postretirement benefit plan for the year ended December 31, 2011.

	Estimated Future Benefit Payments
(in millions)	Qualified Defined Benefit Pension Plan	Non-Qualified Defined Benefit Pension Plan	Postretirement Benefit Plan (a)
Years Ended December 31
2011	$51	$9	$7
2012	54	9	7
2013	58	10	7
2014	62	11	7
2015	66	11	7
2016 - 2020	407	63	32
(a)	Estimated benefit payments in the postretirement benefit plan are net of estimated Medicare subsidies.

DEFINED CONTRIBUTION PLAN

Substantially all of the Corporation's employees are eligible to participate in the Corporation's principal defined contribution plan (a 401(k) plan). Under this plan, the Corporation makes core matching cash contributions of 100 percent of the first four percent of qualified earnings contributed by employees (up to the current IRS compensation limit), invested based on employee investment elections. Employee benefits expense included expense for the plan of  $19 million,  $20 million and  $22 million in the years ended December 31, 2010, 2009 and 2008, respectively.

The principal defined contribution plan includes a defined contribution feature for the benefit of substantially all full-time employees hired on or after January 1, 2007. Under the defined contribution feature, the Corporation makes an annual contribution to the individual account of each eligible employee ranging from three percent to eight percent of annual compensation, determined based on combined age and years of service. The contributions are invested based on employee investment elections. The employee fully vests in the defined contribution account after three years of service. Before an employee is eligible to participate, the plan feature requires the equivalent of six months of service. The Corporation recognized  $3 million,  $3 million and  $2 million in employee benefits expense for this plan feature for the years ended December 31, 2010, 2009 and 2008, respectively.

DEFERRED COMPENSATION PLAN

The Corporation offers an optional deferred compensation plan under which certain employees may make an irrevocable election to defer incentive compensation and/or a portion of base salary until retirement or separation from the Corporation. The employee may direct deferred compensation into one or more deemed investment options. Although not required to do so, the Corporation invests actual funds into the deemed investments as directed by employees, resulting in a deferred compensation asset, recorded in "other short-term investments" on the consolidated balance sheets that offsets the liability to employees under the plan, recorded in "accrued expenses and other liabilities." The earnings from the deferred compensation asset are recorded in "interest on short-term investments" and "other noninterest income" and the related change in the liability to employees under the plan is recorded in "salaries" expense on the consolidated statements of income.

INCOME TAXES AND TAX-RELATED ITEMS	12 Months Ended
Dec. 31, 2010
INCOME TAXES AND TAX-RELATED ITEMS

NOTE 19 - INCOME TAXES AND TAX-RELATED ITEMS

The provision (benefit) for federal income taxes is computed by applying the statutory federal income tax rate to income (loss) before income taxes as reported in the consolidated financial statements after deducting non-taxable items, principally income on bank-owned life insurance, and deducting tax credits related to investments in low income housing partnerships. Tax interest, state and foreign taxes are then added to the federal tax provision.

In the ordinary course of business, the Corporation enters into certain transactions that have tax consequences. From time to time, the Internal Revenue Service (IRS) questions and/or challenges the tax position taken by the Corporation with respect to those transactions. The Corporation believes that its tax returns were filed based upon applicable statutes, regulations and case law in effect at the time of the transactions. The IRS, an administrative authority or a court, if presented with the transactions, could disagree with the Corporation's interpretation of the tax law. After evaluating the risks and opportunities, the best outcome may result in a settlement. The ultimate outcome for each position is not known.

At December 31, 2010, net unrecognized tax benefits were  $10 million, compared to net unrecognized tax benefits of an insignificant amount at December 31, 2009. After consideration of the effect of the federal tax benefit available on unrecognized state tax benefits, the total amount of unrecognized tax benefits that, if recognized, would affect the Corporation's effective tax rate was approximately  $35 million at December 31, 2010 and  $32 million at December 31, 2009.

Accrued interest and penalties, included in "accrued expenses and other liabilities" on the consolidated balance sheets, were  $5 million and  $19 million at December 31, 2010 and 2009, respectively.

The Corporation recognized an expense of approximately  $5 million in 2010 in interest and penalties on income tax liabilities included in the "provision (benefit) for income taxes" on the consolidated statements of income, compared with a benefit of approximately  $19 million in 2009 and an expense of  $8 million in 2008.

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows:

(in millions)	Unrecognized Tax Benefits
Balance at January 1, 2010	$-
Increases as a result of tax positions taken during a prior period	9
Increase related to settlements with tax authorities	1
Balance at December 31, 2010	$10

The Corporation anticipates that it is reasonably possible that settlements of federal and state tax issues will result in a decrease in unrecognized tax benefits of approximately  $2 million within the next twelve months.

During 2010, the IRS proposed an adjustment to taxable income for the years 2001-2006 which could result in the repatriation of foreign earnings of a certain structured investment transaction. Repatriation of these earnings could require the Corporation to pay income taxes of  $53 million on foreign earnings of approximately  $146 million. The Corporation continues to believe that these foreign earnings were properly excluded from U.S. taxation and has filed a protest to that effect with the IRS Appeals Office. The Corporation intends to reinvest these earnings indefinitely and believes it is more likely than not that this tax position will be sustained. The Corporation has reserved for this tax position accordingly.

Based on current knowledge and probability assessment of various potential outcomes, the Corporation believes that current tax reserves are adequate to cover the matters outlined above, and the amount of any incremental liability arising from these matters is not expected to have a material adverse effect on the Corporation's consolidated financial condition or results of operations. Probabilities and outcomes are reviewed as events unfold, and adjustments to the reserves are made when necessary.

The following tax years for significant jurisdictions remain subject to examination as of December 31, 2010:

Jurisdiction	Tax Years
Federal	2008-2009
California	2001-2009

In 2008, the Corporation reassessed the size and timing of the tax deductions related to the structured leasing transactions discussed above which resulted in a  $38 million ( $24 million after-tax) charge to lease income in the year ended December 31, 2008. The charges, unless the leases are terminated, will fully reverse over the next 17 years.

The current and deferred components of the provision for income taxes for continuing operations were as follows:

(in millions)
December 31	2010	2009	2008
Current
Federal	$239	$(28)	$126
Foreign	6	6	10
State and local	12	3	22
Total current	257	(19)	158
Deferred
Federal	(202)	(102)	(86)
State and local	-	(10)	(13)
Total deferred	(202)	(112)	(99)
Total	$55	$(131)	$59

Income from continuing operations before income taxes of  $315 million for the year ended December 31, 2010, included  $14 million of foreign-source income.

Income from discontinued operations, net of tax, included a provision for income taxes on discontinued operations of  $10 million,  $1 million and  $1 million for the years ended December 31, 2010, 2009 and 2008, respectively. The income tax provision on securities transactions was  $1 million,  $85 million and  $23 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The principal components of deferred tax assets and liabilities were as follows:

(in millions)
December 31	2010	2009
Deferred tax assets:
Allowance for loan losses	$315	$344
Deferred loan origination fees and costs	30	27
Other comprehensive income	221	192
Foreign tax credit	14	13
Tax interest	-	7
Auction-rate securities	12	24
Other tax credits	51	-
Other temporary differences, net	65	72
Total deferred tax assets before valuation allowance	708	679
Valuation allowance	-	(1)
Total deferred tax assets, net of valuation allowance	708	678
Deferred tax liabilities:
Tax interest	(1)	-
Lease financing transactions	(287)	(458)
Allowance for depreciation	(32)	(42)
Employee benefits	(5)	(20)
Total deferred tax liabilities	(325)	(520)
Net deferred tax asset	$383	$158

Included in deferred tax assets at December 31, 2010 were  $53 million of federal tax credits, the majority of which expire in 2029. Deferred tax assets at December 31, 2010 also included net state tax credit carry-forwards of  $5 million which expire in 2027. At December 31, 2010, the Corporation determined that a valuation allowance was not needed against the federal or state deferred tax assets. This determination was based on sufficient taxable income in the carry-back period, and anticipated future events to absorb a significant portion of the deferred tax assets. The remaining deferred tax assets will be absorbed by future reversals of existing taxable temporary differences. At December 31, 2009, a valuation allowance of  $1 million was recorded for certain state deferred tax assets. For further information on the Corporation's valuation policy for deferred tax assets, refer to Note 1.

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Corporation's provision for income taxes for continuing operations and effective tax rate follows:

(dollar amounts in millions)
Years Ended December 31	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
Tax based on federal statutory rate	$110	35.0%	$(40)	35.0%	$95	35.0%
State income taxes	7	2.4	(5)	3.9	5	2.0
Affordable housing and historic credits	(49)	(15.6)	(46)	40.2	(45)	(16.5)
Bank-owned life insurance	(15)	(4.9)	(14)	12.0	(15)	(5.5)
Disallowance of foreign tax credit	-	-	-	-	9	3.2
Termination of structured leasing transactions	-	-	(11)	9.8	-	-
Other changes in unrecognized tax benefits	2	0.6	1	(1.1)	10	3.7
Interest on income tax liabilities	3	1.0	(13)	10.9	6	2.0
Other	(3)	(1.0)	(3)	3.0	(6)	(2.2)
Provision (benefit) for income taxes	$55	17.5%	$(131)	113.7%	$59	21.7%

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2010
TRANSACTIONS WITH RELATED PARTIES

NOTE 20 - TRANSACTIONS WITH RELATED PARTIES

The Corporation's banking subsidiaries had, and expect to have in the future, transactions with the Corporation's directors and executive officers, companies with which these individuals are associated, and certain related individuals. Such transactions were made in the ordinary course of business and included extensions of credit, leases and professional services. With respect to extensions of credit, all were made on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with other customers and did not, in management's opinion, involve more than normal risk of collectibility or present other unfavorable features. The aggregate amount of loans attributable to persons who were related parties at December 31, 2010, totaled  $342 million at the beginning of 2010 and  $288 million at the end of 2010. During 2010, new loans to related parties aggregated  $569 million and repayments totaled  $623 million.

REGULATORY CAPITAL AND RESERVE REQUIREMENTS	12 Months Ended
Dec. 31, 2010
REGULATORY CAPITAL AND RESERVE REQUIREMENTS

NOTE 21 - REGULATORY CAPITAL AND RESERVE REQUIREMENTS

Reserves required to be maintained and/or deposited with the FRB are classified in interest-bearing deposits with banks. These reserve balances vary, depending on the level of customer deposits in the Corporation's banking subsidiaries. The average required reserve balances were  $311 million and  $290 million for the years ended December 31, 2010 and 2009, respectively.

Banking regulations limit the transfer of assets in the form of dividends, loans or advances from the bank subsidiaries to the parent company. Under the most restrictive of these regulations, the aggregate amount of dividends which can be paid to the parent company without obtaining prior approval from bank regulatory agencies approximated  $364 million at January 1, 2011, plus 2011 net profits. Substantially all the assets of the Corporation's banking subsidiaries are restricted from transfer to the parent company of the Corporation in the form of loans or advances.

The Corporation's subsidiary banks declared dividends of  $28 million,  $49 million and  $264 million in 2010, 2009 and 2008, respectively, without the need for prior regulatory approvals.

The Corporation and its U.S. banking subsidiaries are subject to various regulatory capital requirements administered by federal and state banking agencies. Quantitative measures established by regulation to ensure capital adequacy require the maintenance of minimum amounts and ratios of Tier 1 and total capital (as defined in the regulations) to average and risk-weighted assets. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation's financial statements. At December 31, 2010 and 2009, the Corporation and its U.S. banking subsidiaries exceeded the ratios required for an institution to be considered "well capitalized" (total risk-based capital, Tier 1 risk-based capital and leverage ratios greater than 10 percent, six percent and five percent, respectively). There have been no conditions or events since December 31, 2010 that management believes have changed the capital adequacy classification of the Corporation or its U.S. banking subsidiaries.

The following is a summary of the capital position of the Corporation and Comerica Bank, its principal banking subsidiary.

(dollar amounts in millions)	Comerica Incorporated (Consolidated)	Comerica Bank
December 31, 2010
Tier 1 capital (minimum- $2.4 billion (Consolidated))	$6,027	$6,073
Total capital (minimum- $4.8 billion (Consolidated))	8,651	8,455
Risk-weighted assets	59,506	59,278
Average assets (fourth quarter)	53,541	53,306

Tier 1 capital to risk-weighted assets (minimum-4.0%)	10.13%	10.24%
Total capital to risk-weighted assets (minimum-8.0%)	14.54	14.26
Tier 1 capital to average assets (minimum-3.0%)	11.26	11.39
December 31, 2009
Tier 1 capital (minimum- $2.5 billion (Consolidated))	$7,704	$5,763
Total capital (minimum- $4.9 billion (Consolidated))	10,468	8,226
Risk-weighted assets	61,815	61,566
Average assets (fourth quarter)	58,153	57,837

Tier 1 capital to risk-weighted assets (minimum-4.0%)	12.46%	9.36%
Total capital to risk-weighted assets (minimum-8.0%)	16.93	13.36
Tier 1 capital to average assets (minimum-3.0%)	13.25	9.96

CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2010
CONTINGENT LIABILITIES

NOTE 22 - CONTINGENT LIABILITIES

LEGAL PROCEEDINGS

The Corporation and certain of its subsidiaries are subject to various pending or threatened legal proceedings arising out of the normal course of business or operations. The Corporation believes it has meritorious defenses to the claims asserted against it in its currently outstanding legal proceedings and, with respect to such legal proceedings, intends to continue to defend itself vigorously, litigating or settling cases according to management's judgment as to what is in the best interests of the Corporation and its shareholders. On at least a quarterly basis, the Corporation assesses its liabilities and contingencies in connection with outstanding legal proceedings utilizing the latest information available. On a case-by-case basis, reserves are established for those legal claims for which it is probable that a loss will be incurred and the amount of such loss can be reasonably estimated. The actual costs of resolving these claims may be substantially higher or lower than the amounts reserved. Litigation-related expense of  $2 million and an insignificant amount was included in "litigation and operational losses" on the consolidated statements of income in 2010 and 2009, respectively. Based on current knowledge, and after consultation with legal counsel, management believes that current reserves are adequate, and the amount of any incremental liability arising from these matters is not expected to have a material adverse effect on the Corporation's consolidated financial condition.

The damages alleged by plaintiffs or claimants may be overstated, unsubstantiated by legal theory, unsupported by the facts, and/or bear no relation to the ultimate award that a court, jury or agency might impose. In view of the inherent difficulty of predicting the outcome of such matters, the Corporation cannot state with confidence a range of reasonably possible losses, nor what the eventual outcome of these matters will be. However, based on current knowledge and after consultation with legal counsel, management believes the maximum amount of reasonably possible losses would not have a material adverse effect on the Corporation's consolidated financial condition.

For information regarding income tax contingencies, refer to Note 19.

BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
BUSINESS SEGMENT INFORMATION

NOTE 23 - BUSINESS SEGMENT INFORMATION

The Corporation has strategically aligned its operations into three major business segments: the Business Bank, the Retail Bank, and Wealth & Institutional Management. These business segments are differentiated based on the type of customer and the related products and services provided. In addition to the three major business segments, the Finance Division is also reported as a segment. Business segment results are produced by the Corporation's internal management accounting system. This system measures financial results based on the internal business unit structure of the Corporation. Information presented is not necessarily comparable with similar information for any other financial institution. The management accounting system assigns balance sheet and income statement items to each business segment using certain methodologies, which are regularly reviewed and refined. For comparability purposes, amounts in all periods are based on business segments and methodologies in effect at December 31, 2010. These methodologies, which are briefly summarized in the following paragraph, may be modified as management accounting systems are enhanced and changes occur in the organizational structure or product lines.

The Corporation's internal funds transfer pricing system records cost of funds or credit for funds using a combination of matched maturity funding for certain assets and liabilities and a blended rate based on various maturities for the remaining assets and liabilities. The allowance for loan losses is allocated to the business segments based on the methodology used to estimate the consolidated allowance for loan losses described in Note 1. The related provision for loan losses is assigned based on the amount necessary to maintain an allowance for loan losses adequate for each business segment. Noninterest income and expenses directly attributable to a line of business are assigned to that business segment. Direct expenses incurred by areas whose services support the overall Corporation are allocated to the business segments as follows: product processing expenditures are allocated based on standard unit costs applied to actual volume measurements; administrative expenses are allocated based on estimated time expended; and corporate overhead is assigned 50 percent based on the ratio of the business segment's noninterest expenses to total noninterest expenses incurred by all business segments and 50 percent based on the ratio of the business segment's attributed equity to total attributed equity of all business segments. Equity is attributed based on credit, operational and interest rate risks. Most of the equity attributed relates to credit risk, which is determined based on the credit score and expected remaining life of each loan, letter of credit and unused commitment recorded in the business segments. Operational risk is allocated based on loans and letters of credit, deposit balances, non-earning assets, trust assets under management, certain noninterest income items, and the nature and extent of expenses incurred by business units. Virtually all interest rate risk is assigned to Finance, as are the Corporation's hedging activities.

The following discussion provides information about the activities of each business segment. A discussion of the financial results and the factors impacting 2010 performance can be found in the section entitled "Business Segments" in the financial review.

The Business Bank is primarily composed of the following businesses: Middle Market, Commercial Real Estate, National Dealer Services, International Finance, Global Corporate, Leasing, Financial Services, and Technology and Life Sciences. This business segment meets the needs of medium-size businesses, multinational corporations and governmental entities by offering various products and services, including commercial loans and lines of credit, deposits, cash management, capital market products, international trade finance, letters of credit, foreign exchange management services and loan syndication services.

The Retail Bank includes small business banking and personal financial services, consisting of consumer lending, consumer deposit gathering and mortgage loan origination. In addition to a full range of financial services provided to small business customers, this business segment offers a variety of consumer products, including deposit accounts, installment loans, credit cards, student loans, home equity lines of credit and residential mortgage loans.

Wealth & Institutional Management offers products and services consisting of fiduciary services, private banking, retirement services, investment management and advisory services, investment banking and discount securities brokerage services. This business segment also offers the sale of annuity products, as well as life, disability and long-term care insurance products.

The Finance segment includes the Corporation's securities portfolio and asset and liability management activities. This segment is responsible for managing the Corporation's funding, liquidity and capital needs, performing interest sensitivity analysis and executing various strategies to manage the Corporation's exposure to liquidity, interest rate risk and foreign exchange risk.

The Other category includes discontinued operations, the income and expense impact of equity and cash, tax benefits not assigned to specific business segments and miscellaneous other expenses of a corporate nature.

Business segment financial results are as follows:

(dollar amounts in millions) Year Ended December 31, 2010	Business Bank	Retail Bank		Wealth & Institutional Management		Finance	Other	Total
Earnings summary:
Net interest income (expense) (FTE)	$1,370	$531		$170		$(424)	$4	$1,651
Provision for loan losses	286	105		90		-	(1)	480
Noninterest income	303	174		240		60	12	789
Noninterest expenses	632	648		324		18	18	1,640
Provision (benefit) for income taxes (FTE)	226	(17)		(1)		(148)	-	60
Income from discontinued operations, net of tax	-	-		-		-	17	17
Net income (loss)	$529	$(31)		$(3)		$(234)	$16	$277
Net credit-related charge-offs	$424	$88		$52		$-	$-	$564

Selected average balances:
Assets	$30,673	$5,865		$4,863		$9,256	$4,896	$55,553
Loans	30,286	5,386		4,819		26	-	40,517
Deposits	19,001	16,974		2,762		638	111	39,486
Liabilities	18,979	16,937		2,744		9,917	908	49,485
Attributed equity	3,047	620		399		1,010	992	6,068

Statistical data:
Return on average assets (a)	1.73%	(0.18	) %	(0.06	) %	n/m	n/m	0.50%
Return on average attributed equity	17.38	(5.02)		(0.77)		n/m	n/m	2.74
Net interest margin (b)	4.52	3.13		3.53		n/m	n/m	3.24
Efficiency ratio	37.77	91.26		80.52		n/m	n/m	67.30

Year Ended December 31, 2009	Business Bank	Retail Bank		Wealth & Institutional Management	Finance	Other	Total
Earnings summary:
Net interest income (expense) (FTE)	$1,328	$510		$161	$(461)	$37	$1,575
Provision for loan losses	860	143		62	-	17	1,082
Noninterest income	291	190		269	292	8	1,050
Noninterest expenses	638	642		302	17	51	1,650
Provision (benefit) for income taxes (FTE)	(26)	(37)		23	(76)	(7)	(123)
Income from discontinued operations, net of tax	-	-		-	-	1	1
Net income (loss)	$147	$(48)		$43	$(110)	$(15)	$17
Net credit-related charge-offs	$712	$119		$38	$-	$-	$869

Selected average balances:
Assets	$36,102	$6,566		$4,883	$11,777	$3,481	$62,809
Loans	35,402	6,007		4,758	1	(6)	46,162
Deposits	15,395	17,409		2,654	4,564	69	40,091
Liabilities	15,605	17,378		2,645	19,586	496	55,710
Attributed equity	3,385	635		365	1,043	1,671	7,099

Statistical data:
Return on average assets (a)	0.41%	(0.27	) %	0.87%	n/m	n/m	0.03%
Return on average attributed equity	4.35	(7.63)		11.71	n/m	n/m	(2.37)
Net interest margin (b)	3.75	2.93		3.35	n/m	n/m	2.72
Efficiency ratio	39.40	91.69		72.60	n/m	n/m	69.25

(Table continues on following page)

(dollar amounts in millions) Year Ended December 31, 2008	Business Bank	Retail Bank	Wealth & Institutional Management (c)		Finance	Other	Total
Earnings summary:
Net interest income (expense) (FTE)	$1,277	$566	$148		$(147)	$(23)	$1,821
Provision for loan losses	543	123	25		-	(5)	686
Noninterest income	302	258	292		68	(27)	893
Noninterest expenses	709	645	422		11	(36)	1,751
Provision (benefit) for income taxes (FTE)	90	22	(3)		(42)	(2)	65
Income from discontinued operations, net of tax	-	-	-		-	1	1
Net income (loss)	$237	$34	$(4)		$(48)	$(6)	$213
Net credit-related charge-offs	$392	$64	$16		$-	$-	$472

Selected average balances:
Assets	$41,786	$7,074	$4,689		$10,011	$1,625	$65,185
Loans	40,867	6,342	4,542		1	13	51,765
Deposits	14,993	16,965	2,433		7,252	360	42,003
Liabilities	15,706	16,961	2,451		23,893	732	59,743
Attributed equity	3,276	676	336		927	227	5,442

Statistical data:
Return on average assets (a)	0.57%	0.19%	(0.09	) %	n/m	n/m	0.33%
Return on average attributed equity	7.24	4.98	(1.31)		n/m	n/m	3.79
Net interest margin (b)	3.12	3.34	3.23		n/m	n/m	3.02
Efficiency ratio	45.29	83.21	96.97		n/m	n/m	66.17
(a)	Return on average assets is calculated based on the greater of average assets or average liabilities and attributed equity.
(b)	Net interest margin is calculated based on the greater of average earning assets or average deposits and purchased funds.
(c)	2008 included an $88 million net charge ( $56 million, after-tax) related to the repurchase of auction-rate securities from customers.

FTE - Fully Taxable Equivalent

n/m – not meaningful

The Corporation's management accounting system also produces market segment results for the Corporation's four primary geographic markets: Midwest, Western, Texas, and Florida. In addition to the four primary geographic markets, Other Markets and International are also reported as market segments. Market segment results are provided as supplemental information to the business segment results and may not meet all operating segment criteria as set forth in ASC Topic 280, Segment Reporting. The following discussion provides information about the activities of each market segment. A discussion of the financial results and the factors impacting 2010 performance can be found in the section entitled "Geographic Market Segments" in the financial review.

The Midwest market consists of operations located in the states of Michigan, Ohio and Illinois. Currently, Michigan operations represent the significant majority of this geographic market.

The Western market consists of the states of California, Arizona, Nevada, Colorado and Washington. Currently, California operations represent the significant majority of the Western market.

The Texas and Florida markets consist of operations located in the states of Texas and Florida, respectively.

Other Markets include businesses with a national perspective, the Corporation's investment management and trust alliance businesses as well as activities in all other markets in which the Corporation has operations, except for the International market, as described below.

The International market represents the activity of the Corporation's International Finance division, which provides banking services primarily to foreign-owned, North American-based companies and secondarily to international operations of North American-based companies.

The Finance & Other Businesses segment includes the Corporation's securities portfolio, asset and liability management activities, discontinued operations, the income and expense impact of equity and cash not assigned to specific business/market segments, tax benefits not assigned to specific business/market segments and miscellaneous other expenses of a corporate nature. This segment includes responsibility for managing the Corporation's funding, liquidity and capital needs, performing interest sensitivity analysis and executing various strategies to manage the Corporation's exposure to liquidity, interest rate risk and foreign exchange risk.

The Corporation's total revenues from customers and long-lived assets (excluding certain intangible assets) located in foreign countries in which the Corporation holds assets were less than five percent of the Corporation's consolidated revenues and long-lived assets (excluding certain intangible assets) in each of the years ended December 31, 2010, 2009 and 2008.

Market segment financial results are as follows:

(dollar amounts in millions) Year Ended December 31, 2010	Midwest	Western	Texas	Florida		Other Markets	International	Finance & Other Businesses	Total
Earnings summary:
Net interest income (expense) (FTE)	$816	$639	$318	$43		$182	$73	$(420)	$1,651
Provision for loan losses	199	148	48	33		60	(7)	(1)	480
Noninterest income	397	135	91	14		45	35	72	789
Noninterest expenses	751	432	253	44		90	34	36	1,640
Provision (benefit) for income taxes (FTE)	92	80	38	(7)		(23)	28	(148)	60
Income from discontinued operations, net of tax	-	-	-	-		-	-	17	17
Net income (loss)	$171	$114	$70	$(13)		$100	$53	$(218)	$277
Net credit-related charge-offs	$211	$212	$47	$30		$59	$5	$-	$564
Selected average balances:
Assets	$14,694	$12,904	$6,687	$1,567		$3,922	$1,627	$14,152	$55,553
Loans	14,510	12,705	6,480	1,578		3,653	1,565	26	40,517
Deposits	17,697	12,031	5,320	376		2,160	1,153	749	39,486
Liabilities	17,681	11,958	5,309	363		2,193	1,156	10,825	49,485
Attributed equity	1,427	1,320	667	164		340	148	2,002	6,068

Statistical data:
Return on average assets (a)	0.90%	0.86%	1.04%	(0.86	) %	2.56%	3.23%	n/m	0.50%
Return on average attributed equity	12.03	8.68	10.43	(8.20)		29.54	35.50	n/m	2.74
Net interest margin (b)	4.59	5.03	4.90	2.68		5.02	4.54	n/m	3.24
Efficiency ratio	61.69	55.75	61.88	77.99		40.84	31.55	n/m	67.30

(Table continues on following page)

(dollar amounts in millions) Year Ended December 31, 2009	Midwest	Western		Texas	Florida		Other Markets	International	Finance & Other Businesses	Total
Earnings summary:
Net interest income (expense) (FTE)	$801	$623		$298	$44		$164	$69	$(424)	$1,575
Provision for loan losses	437	358		85	59		93	33	17	1,082
Noninterest income	434	133		86	12		52	33	300	1,050
Noninterest expenses	758	434		238	37		84	31	68	1,650
Provision (benefit) for income taxes (FTE)	-	(20)		21	(17)		(38)	14	(83)	(123)
Income from discontinued operations, net of tax	-	-		-	-		-	-	1	1
Net income (loss)	$40	$(16)		$40	$(23)		$77	$24	$(125)	$17
Net credit-related charge-offs	$345	$327		$53	$48		$78	$18	$-	$869

Selected average balances:
Assets	$17,203	$14,479		$7,604	$1,741		$4,570	$1,954	$15,258	$62,809
Loans	16,592	14,281		7,384	1,745		4,256	1,909	(5)	46,162
Deposits	17,105	11,104		4,512	311		1,598	828	4,633	40,091
Liabilities	17,323	11,022		4,516	300		1,650	817	20,082	55,710
Attributed equity	1,557	1,378		697	173		416	164	2,714	7,099

Statistical data:
Return on average assets (a)	0.21%	(0.11	) %	0.52%	(1.34	) %	1.67%	1.25%	n/m	0.03%
Return on average attributed equity	2.60	(1.17)		5.65	(13.54)		18.41	14.93	n/m	(2.37)
Net interest margin (b)	4.68	4.36		4.03	2.50		3.85	3.53	n/m	2.72
Efficiency ratio	61.33	57.46		61.93	66.96		41.82	30.31	n/m	69.25

Year Ended December 31, 2008	Midwest	Western		Texas	Florida		Other Markets (c)	International	Finance & Other Businesses	Total
Earnings summary:
Net interest income (expense) (FTE)	$771	$668		$292	$47		$152	$61	$(170)	$1,821
Provision for loan losses	155	379		51	40		62	4	(5)	686
Noninterest income	523	139		94	16		49	31	41	893
Noninterest expenses	809	450		246	42		188	41	(25)	1,751
Provision (benefit) for income taxes (FTE)	126	(2)		36	(6)		(63)	18	(44)	65
Income from discontinued operations, net of tax	-	-		-	-		-	-	1	1
Net income (loss)	$204	$(20)		$53	$(13)		$14	$29	$(54)	$213
Net credit-related charge-offs	$152	$241		$25	$27		$26	$1	$-	$472

Selected average balances:
Assets	$19,438	$16,855		$8,039	$1,896		$4,972	$2,349	$11,636	$65,185
Loans	18,719	16,565		7,776	1,892		4,560	2,239	14	51,765
Deposits	16,026	11,918		4,023	288		1,387	749	7,612	42,003
Liabilities	16,658	11,894		4,040	283		1,493	750	24,625	59,743
Attributed equity	1,634	1,339		627	130		401	157	1,154	5,442

Statistical data:
Return on average assets (a)	1.05%	(0.12	) %	0.66%	(0.70	) %	0.29%	1.25%	n/m	0.33%
Return on average attributed equity	12.46	(1.52)		8.45	(10.26)		3.58	18.69	n/m	3.79
Net interest margin (b)	4.10	4.03		3.74	2.46		3.30	2.66	n/m	3.02
Efficiency ratio	65.32	55.97		64.60	67.78		95.59	43.80	n/m	66.17
(a)	Return on average assets is calculated based on the greater of average assets or average liabilities and attributed equity.
(b)	Net interest margin is calculated based on the greater of average earning assets or average deposits and purchased funds.
(c)	2008 included an $88 million net charge ( $56 million, after-tax) related to the repurchase of auction-rate securities from customers.

FTE—Fully Taxable Equivalent

n/m – not meaningful

PARENT COMPANY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2010
PARENT COMPANY FINANCIAL STATEMENTS

NOTE 24 - PARENT COMPANY FINANCIAL STATEMENTS

BALANCE SHEETS - COMERICA INCORPORATED

(in millions, except share data)
December 31	2010	2009
Assets
Cash and due from subsidiary bank	$-	$5
Short-term investments with subsidiary bank	327	2,150
Other short-term investments	86	86
Investment in subsidiaries, principally banks	5,957	5,710
Premises and equipment	4	4
Other assets	181	186
Total assets	$6,555	$8,141
Liabilities and Shareholders' Equity
Medium- and long-term debt	$635	$986
Other liabilities	127	126
Total liabilities	762	1,112
Fixed rate cumulative perpetual preferred stock, series F, no par value, $1,000 liquidation value per share:
Authorized—2,250,000 shares
Issued—2,250,000 shares at 12/31/09	-	2,151
Common stock— $5 par value:
Authorized—325,000,000 shares
Issued—203,878,110 shares at 12/31/10 and 178,735,252 shares at 12/31/09	1,019	894
Capital surplus	1,481	740
Accumulated other comprehensive loss	(389)	(336)
Retained earnings	5,247	5,161
Less cost of common stock in treasury—27,342,518 shares at 12/31/10 and 27,555,623 shares at 12/31/09	(1,565)	(1,581)
Total shareholders' equity	5,793	7,029
Total liabilities and shareholders' equity	$6,555	$8,141

STATEMENTS OF INCOME - COMERICA INCORPORATED

(in millions)
Years Ended December 31	2010	2009	2008
Income
Income from subsidiaries
Dividends from subsidiaries	$34	$59	$267
Other interest income	1	4	4
Intercompany management fees	104	44	156
Other noninterest income	5	6	(32)
Total income	144	113	395

Expenses
Interest on medium- and long-term debt	30	42	50
Salaries and employee benefits	105	88	74
Net occupancy expense	8	9	8
Equipment expense	1	1	1
Other noninterest expenses	56	47	55
Total expenses	200	187	188
Income (loss) before provision (benefit) for income taxes and equity in undistributed earnings of subsidiaries	(56)	(74)	207
Provision (benefit) for income taxes	(31)	(47)	(25)
Income (loss) before equity in undistributed earnings of subsidiaries	(25)	(27)	232
Equity in undistributed earnings (losses) of subsidiaries, principally banks	302	44	(19)
Net income	277	17	213
Less:
Preferred stock dividends	123	134	17
Income allocated to participating securities	1	1	4
Net income (loss) attributable to common shares	$153	$(118)	$192

STATEMENTS OF CASH FLOWS - COMERICA INCORPORATED

(in millions)
Years Ended December 31	2010	2009	2008
Operating Activities
Net income	$277	$17	$213
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (earnings) losses of subsidiaries, principally banks	(302)	(44)	19
Depreciation and software amortization	1	1	1
Share-based compensation expense	12	12	18
Provision (benefit) for deferred income taxes	3	1	(10)
Excess tax benefits from share-based compensation arrangements	(1)	-	-
Other, net	18	14	19
Net cash provided by operating activities	8	1	260

Investing Activities
Net proceeds from private equity and venture capital investments	3	-	2
Net increase in fixed assets	-	-	(2)
Net cash provided by investing activities	3	-	-

Financing Activities
Proceeds from issuance of medium- and long-term debt	298	-	-
Repayment of medium- and long-term debt	(666)	-	-
Proceeds from issuance of common stock	849	-	-
Redemption of preferred stock	(2,250)
Proceeds from issuance of preferred stock and related warrant	-	-	2,250
Proceeds from issuance of common stock under employee stock plans	5	-	1
Excess tax benefits from share-based compensation arrangements	1	-	-
Purchase of common stock for treasury	(4)	(1)	(1)
Dividends paid on common stock	(34)	(72)	(395)
Dividends paid on preferred stock	(38)	(113)	-
Net cash (used in) provided by financing activities	(1,839)	(186)	1,855
Net (decrease) increase in cash and cash equivalents	(1,828)	(185)	2,115
Cash and cash equivalents at beginning of year	2,155	2,340	225
Cash and cash equivalents at end of year	$327	$2,155	$2,340
Interest paid	$40	$44	$51
Income taxes recovered	$(35)	$(45)	$(3)

SALES OF BUSINESSES/DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2010
SALES OF BUSINESSES/DISCONTINUED OPERATIONS

NOTE 25 - SALE OF BUSINESS/DISCONTINUED OPERATIONS

In December 2006, the Corporation sold its ownership interest in Munder Capital Management (Munder) to an investor group. The sale agreement included an interest-bearing contingent note.

In the first quarter 2010, the Corporation and the investor group that acquired Munder negotiated a cash settlement of the note receivable for  $35 million, which resulted in a  $27 million gain ( $17 million, after tax), recorded in "income from discontinued operations, net of tax" on the consolidated statements of income. The settlement paid the note in full and concluded the Corporation's financial arrangements with Munder.

The components of net income from discontinued operations for year ended December 31, 2010, 2009 and 2008 are shown in the following table.

(in millions, except per share data)	2010	2009	2008
Income from discontinued operations before income taxes	$27	$2	$2
Provision for income taxes	10	1	1
Net income from discontinued operations	$17	$1	$1
Earnings per common share from discontinued operations:
Basic	$0.11	$0.01	$0.01
Diluted	0.10	0.01	-

SUMMARY OF QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2010
SUMMARY OF QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)

NOTE 26 - SUMMARY OF QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)

The following quarterly information is unaudited. However, in the opinion of management, the information reflects all adjustments, which are necessary for the fair presentation of the results of operations, for the periods presented.

(in millions, except per share data)	2010
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$445	$456	$476	$476
Interest expense	40	52	54	61
Net interest income	405	404	422	415
Provision for loan losses	57	122	126	175
Net securities gains	-	-	1	2
Noninterest income (excluding net securities gains)	215	186	193	192
Noninterest expenses	437	402	397	404
Provision (benefit) for income taxes	30	7	23	(5)
Income from continuing operations	96	59	70	35
Income from discontinued operations, net of tax	-	-	-	17
Net income	96	59	70	52
Less:
Preferred stock dividends	-	-	-	123
Income allocated to participating securities	1	-	1	-
Net income (loss) attributable to common shares	$95	$59	$69	$(71)
Basic earnings per common share:
Income (loss) from continuing operations	$0.54	$0.34	$0.40	$(0.57)
Net income (loss)	0.54	0.34	0.40	(0.46)

Diluted earnings per common share:
Income (loss) from continuing operations	0.53	0.33	0.39	(0.57)
Net income (loss)	0.53	0.33	0.39	(0.46)

(in millions, except per share data)	2009
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$479	$511	$552	$563
Interest expense	83	126	150	179
Net interest income	396	385	402	384
Provision for loan losses	256	311	312	203
Net securities gains	10	107	113	13
Noninterest income (excluding net securities gains)	204	208	185	210
Noninterest expenses	425	399	429	397
Provision (benefit) for income taxes	(42)	(29)	(59)	(1)
Income (loss) from continuing operations	(29)	19	18	8
Income from discontinued operations, net of tax	-	-	-	1
Net income (loss)	(29)	19	18	9
Less:
Preferred stock dividends	33	34	34	33
Income allocated to participating securities	-	1	-	-
Net loss attributable to common shares	$(62)	$(16)	$(16)	$(24)
Basic earnings per common share:
Loss from continuing operations	$(0.42)	$(0.10)	$(0.11)	$(0.17)
Net loss	(0.42)	(0.10)	(0.11)	(0.16)

Diluted earnings per common share:
Loss from continuing operations	(0.42)	(0.10)	(0.11)	(0.17)
Net loss	(0.42)	(0.10)	(0.11)	(0.16)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2010
Organization

Organization

Comerica Incorporated (the Corporation) is a registered financial holding company headquartered in Dallas, Texas. The Corporation's major business segments are the Business Bank, the Retail Bank and Wealth & Institutional Management. For further discussion of each business segment, refer to Note 23. The Corporation operates in four primary geographic markets: Midwest, Western, Texas and Florida. The Corporation and its banking subsidiaries are regulated at both the state and federal levels.

The accounting and reporting policies of the Corporation conform to U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Corporation applied in the preparation of the accompanying consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its subsidiaries after elimination of all significant intercompany accounts and transactions. Certain amounts in the financial statements for prior years have been reclassified to conform to current financial statement presentation.

In the first quarter 2010, the Corporation adopted Accounting Standards Update (ASU) No. 2009-17, "Improvements in Financial Reporting by Enterprises Involved with Variable Interest Entities," (ASU 2009-17). ASU 2009-17 amends consolidation guidance related to variable interest entities (VIEs) by replacing a quantitative approach for determining which enterprise, if any, is the primary beneficiary and required to consolidate a VIE with a qualitative approach. The qualitative approach is focused on identifying which enterprise has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the VIE. ASU 2009-17 requires reconsideration of the primary beneficiary whenever circumstances change and eliminates the exception for qualifying special-purpose entities from consolidation guidance.

Also in the first quarter 2010, the Financial Accounting Standards Board (FASB) issued ASU No. 2010-10, "Amendments for Certain Investment Funds," (ASU 2010-10). ASU 2010-10 indefinitely defers the requirements of ASU 2009-17 for certain investment funds with attributes of an investment company specified in the accounting guidance, including, but not limited to, venture capital funds, private equity funds and mutual funds. The deferral is also applicable to a reporting enterprise's interest in an entity that is required to comply with or operates in accordance with requirements similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. For funds that qualify for the deferral, the Corporation will continue to analyze whether such funds should be consolidated under authoritative guidance that existed prior to the issuance of ASU 2009-17.

The Corporation was not required to consolidate any additional VIEs with which the Corporation was involved as a result of implementing the guidance in ASU 2009-17, as amended by ASU 2010-10.

The Corporation consolidates variable interest entities in which it is the primary beneficiary. In general, a VIE is an entity that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations. If any of these characteristics is present, the entity is subject to a variable interests consolidation model, and consolidation is based on variable interests, not on ownership of the entity's outstanding voting stock. Variable interests are defined as contractual ownership or other money interests in an entity that change with fluctuations in the entity's net asset value. The primary beneficiary consolidates the VIE; the primary beneficiary is defined as the enterprise that has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or the right to receive benefits that could be significant to the VIE. The Corporation consolidates entities not determined to be VIEs when it holds a majority (controlling) interest in the entity's outstanding voting stock.

Equity investments in entities that are not VIEs where the Corporation owns less than a majority (controlling) interest and equity investments in entities that are VIEs where the Corporation is not the primary beneficiary are not consolidated. Rather, such investments are accounted for using either the equity method or cost method. The equity method is used for investments in corporate joint ventures and investments where the Corporation has the ability to exercise significant influence over the investee's operation and financial policies, which is generally presumed to exist if the Corporation owns more than 20 percent of the voting interest of the investee. Equity method investments are included in "accrued income and other assets" on the consolidated balance sheets, with income and losses recorded in "other noninterest income" on the consolidated statements of income. Unconsolidated equity investments that do not meet the criteria to be accounted for under the equity method are accounted for under the cost method. Cost method investments are included in "accrued income and other assets" on the consolidated balance sheets, with income (net of write-downs) recorded in "other noninterest income" on the consolidated statements of income.

See Note 10 for additional information about the Corporation's involvement with VIEs

Fair Value Measurements

Fair Value Measurements

Fair value measurement applies whenever accounting guidance requires or permits assets or liabilities to be measured at fair value. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction (i.e., not a forced transaction, such as a liquidation or distressed sale) between market participants at the measurement date. Fair value is based on the assumptions market participants would use when pricing an asset or liability. Fair value measurements and disclosures guidance establishes a three-level fair value hierarchy based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. Fair value measurements are separately disclosed by level within the fair value hierarchy. For assets and liabilities recorded at fair value, it is the Corporation's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements for those items for which there is an active market.

Fair value measurements for assets and liabilities where limited or no observable market data exists and, therefore, are based primarily upon estimates, are often calculated based on the economic and competitive environment, the characteristics of the asset or liability and other factors. Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability. Additionally, there may be inherent weaknesses in any calculation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.

For further information about fair value measurements, refer to Note 3.

Other Short-Term Investments

Other Short-Term Investments

Other short-term investments include trading securities and loans held-for-sale.

Trading securities are carried at market value. Realized and unrealized gains or losses on trading securities are included in "other noninterest income" on the consolidated statements of income.

Loans held-for-sale, typically residential mortgages and Small Business Administration loans originated with the intent to sell, are carried at the lower of cost or fair value. Fair value is determined in the aggregate for each portfolio. Changes in fair value are included in "other noninterest income" on the consolidated statements of income.

Investment Securities

Investment Securities

Securities that are not held for trading purposes are accounted for as securities available-for-sale and recorded at fair value, with unrealized gains and losses, net of income taxes, reported as a separate component of other comprehensive income (loss) (OCI).

Investment securities are reviewed quarterly for possible other-than-temporary impairment (OTTI). In determining whether OTTI exists for debt securities in an unrealized loss position, the Corporation assesses the likelihood of selling the security prior to the recovery of its amortized cost basis. If the Corporation intends to sell the debt security or it is more-likely-than-not that the Corporation will be required to sell the debt security prior to the recovery of its amortized cost basis, the debt security is written down to fair value, and the full amount of any impairment charge is recorded as a loss in "net securities gains" in the consolidated statements of income. If the Corporation does not intend to sell the debt security and it is more-likely-than-not that the Corporation will not be required to sell the debt security prior to recovery of its amortized cost basis, only the credit component of any impairment of a debt security is recognized as a loss in "net securities gains" on the consolidated statements of income, with the remaining impairment recorded in OCI.

The OTTI review for equity securities includes an analysis of the facts and circumstances of each individual investment and focuses on the severity of loss, the length of time the fair value has been below cost, the expectation for that security's performance, the financial condition and near-term prospects of the issuer, and management's intent and ability to hold the security to recovery. A decline in value of an equity security that is considered to be other-than-temporary is recorded as a loss in "net securities gains" on the consolidated statements of income.

Gains or losses on the sale of securities are computed based on the adjusted cost of the specific security sold.

For further information on investment securities, refer to Note 4.

Loans

Loans

Loans and leases originated and held for investment are recorded at the principal balance outstanding, net of unearned income, charge-offs and unamortized deferred fees and costs. Interest income is recognized on loans and leases based on the principal balance outstanding using the interest method. Net deferred income, including unearned income and unamortized costs, fees, premiums and discounts, totaled  $370 million and  $405 million at December 31, 2010 and 2009, respectively.

Loan Orgination Fees and Costs

Loan Origination Fees and Costs

Substantially all loan origination fees and costs are deferred and amortized to net interest income of over the life of the related loan or over the commitment period as a yield adjustment.

Loan fees on unused commitments and net origination fees related to loans sold are recognized in noninterest income.

Allowance for Credit Losses

Allowance for Credit Losses

The allowance for credit losses includes both the allowance for loan losses and the allowance for credit losses on lending-related commitments.

In the fourth quarter 2010, the Corporation adopted certain portions of ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," (ASU 2010-20), which requires enhanced disclosures about an entity's credit quality of financing receivables and the related allowance for credit losses. The Corporation will adopt the activity-related provisions of ASU 2010-20 in the first quarter 2011. The disclosure requirements of ASU 2010-20 regarding troubled debt restructurings have been delayed by the FASB. The provisions of ASU 2010-20 require significant expansion of the Corporation's disclosures on the credit quality of financing receivables and the allowance for credit losses. The fourth quarter 2010 adoption of ASU 2010-20 did not have a material effect on the Corporation's financial condition and results of operations. The Corporation does not expect the adoption of the remainder of ASU 2010-20 to have a material effect on the Corporation's financial condition and results of operations.

The disclosures required by ASU 2010-20 are provided in Note 5.

Allowance for Loan Losses

The allowance for loan losses represents management's assessment of probable, estimable losses inherent in the Corporation's loan portfolio. The allowance for loan losses includes specific allowances, based on individual evaluations of certain loans and loan relationships, and allowances for homogeneous pools of loans with similar risk characteristics for the remaining business and retail loans. The Corporation defines business loans as those belonging to the commercial, real estate construction, commercial mortgage, lease financing and international loan portfolios. Retail loans consist of traditional residential mortgage, home equity and other consumer loans.

A loan is considered impaired when it is probable that interest or principal payments will not be made in accordance with the contractual terms of the original loan agreement. For business and certain retail loans identified based on the combination of internally assigned ratings and a defined dollar threshold set periodically, the Corporation performs a detailed credit quality review quarterly to determine whether impairment exists and establishes a specific allowance for such loans, estimated using one of several methods, including the estimated fair value of underlying collateral, observable market value of similar debt or discounted expected future cash flows.

Independent third-party appraisals are obtained prior to the origination of any first mortgage loan. "As developed" collateral values are used at the time of origination of a construction loan, on the assumption that the construction facility provides sufficient funds to complete the project and carry it until it is leased or sold. Credit reviews are performed at least annually on each collateral-dependent loan and, if necessary, adjustments to the original appraisals are made to reflect the most current risk profile of the project. These adjustments may include a revised rental rate or absorption rate, based on the actual conditions at that time. Updated independent third-party appraisals are generally obtained at the time of a refinance or restructure where additional advances are requested or when there is evidence that the physical aspects of the property have deteriorated.

For collateral-dependent impaired loans, updated appraisals are obtained at least annually unless conditions dictate increased frequency. Appraisals on impaired construction loans are generally based on "as is" collateral values. In certain circumstances, the Corporation may believe that the highest and best use of the collateral, and thus the most advantageous exit strategy, requires completion of the construction project. In these situations, the Corporation uses an "as-developed" appraisal to evaluate alternatives. However, the "as-developed" collateral value is appropriately adjusted to reflect the cost to complete the construction project and to prepare the property for sale. The Corporation may reduce the collateral value based upon the age of the appraisal and adverse developments in market conditions.

Loans which do not meet the criteria to be evaluated individually are evaluated in homogeneous pools of loans with similar risk characteristics. Internal risk ratings are assigned to each business loan at the time of approval and are subjected to subsequent periodic reviews by the Corporation's senior management. The allowance for business loans not individually evaluated is determined by applying standard reserve factors to the pool of business loans within each internal risk rating. Standard reserve factors for the loans within each risk rating are updated quarterly and are based on estimated probabilities of default and loss given default, incorporating factors such as recent charge-off experience, current economic conditions and trends, changes in collateral values of properties securing loans, and trends with respect to past due and nonaccrual amounts. The standard reserve factors are supported by underlying analysis, including information on migration and loss given default studies from each of the three largest domestic geographic markets (Midwest, Western and Texas). Incremental reserves may be established to cover losses in industries and/or portfolios experiencing elevated loss levels. On a limited basis, where the Corporation lacks sufficient default experience to develop its own probability of default metrics, the Corporation utilizes bond tables published by Standard & Poor's (S&P). On an annual basis, the Corporation maps a sample of the publicly rated credits in its portfolio that are assigned the best internal risk ratings to the S&P bond tables to establish probability of default for these risk ratings. The Corporation has sufficient default experience and is able to generate its own probability of default metrics on the remainder of the loan portfolio. The Corporation uses its own loss given default experience to determine the overall expected loss measure.

The allowance for retail loans not individually evaluated is determined by applying estimated loss rates to various pools of loans within the portfolios with similar risk characteristics. Estimated loss rates for all pools are updated quarterly, incorporating factors such as recent charge-off experience, current economic conditions and trends, changes in collateral values of properties securing loans (using index-based estimates), and trends with respect to past due and nonaccrual amounts.

Actual losses experienced in the future may vary from those estimated. The uncertainty occurs because factors may exist which affect the determination of probable losses inherent in the loan portfolio and are not necessarily captured by the application of standard reserve factors or identified industry-specific risks. An additional allowance is established to capture these probable losses and reflects management's view that the allowance should recognize the margin for error inherent in the process of estimating expected loan losses. The Corporation periodically reviews its methodology to ensure factors considered in the determination of probable losses inherent in the loan portfolio are appropriate. Factors that were considered in the evaluation of the adequacy of the Corporation's allowance for loan losses included the inherent imprecision in the risk rating system resulting from inaccuracy in assigning risk ratings or stale ratings which may not have been updated for recent trends in particular credits. Risk ratings on business loan relationships meeting an internally specified exposure threshold are updated annually or more frequently upon the occurrence of a circumstance that affects the credit risk of the relationship.

The total allowance for loan losses is sufficient to absorb incurred losses inherent in the total portfolio. Unanticipated economic events, including political, economic and regulatory instability in countries where the Corporation has loans, could cause changes in the credit characteristics of the portfolio and result in an unanticipated increase in the allowance. Inclusion of other industry-specific portfolio exposures in the allowance, as well as significant increases in the current portfolio exposures, could also increase the amount of the allowance. Any of these events, or some combination thereof, may result in the need for additional provision for loan losses in order to maintain an allowance that complies with credit risk and accounting policies.

Loans deemed uncollectible are charged off and deducted from the allowance. The provision for loan losses and recoveries on loans previously charged off are added to the allowance.

Allowance for Credit Losses on Lending-Related Commitments

The allowance for credit losses on lending-related commitments provides for probable credit losses inherent in lending-related commitments, including unused commitments to extend credit and letters of credit. The allowance for credit losses on lending-related commitments includes specific allowances, based on individual evaluations of certain letters of credit in a manner consistent with business loans, and allowances based on the pool of the remaining letters of credit and all unused commitments to extend credit within each internal risk rating. A probability of draw estimate is applied to the commitment amount, and the result is multiplied by standard reserve factors consistent with business loans. In general, the probability of draw for letters of credit is considered certain for all letters of credit supporting loans and for letters of credit assigned an internal risk rating generally consistent with regulatory defined substandard or doubtful. Other letters of credit and all unfunded commitments have a lower probability of draw The allowance for credit losses on lending-related commitments is included in "accrued expenses and other liabilities" on the consolidated balance sheets, with the corresponding charge reflected in "provision for credit losses on lending-related commitments" in noninterest expenses on the consolidated statements of income.

Nonperforming Assets

Nonperforming Assets

Nonperforming assets consist of loans, including loans held-for-sale, and debt securities for which the accrual of interest has been discontinued, loans which have been renegotiated to less than the original contractual rates (reduced-rate loans) and real estate which has been acquired through foreclosure and is awaiting disposition (foreclosed property).

A loan is impaired when it is probable that interest or principal payments will not be made in accordance with the contractual terms of the original loan agreement. Consistent with this definition, all nonaccrual and reduced-rate loans are considered impaired. Nonaccrual loans include nonaccrual troubled debt restructurings.

Residential mortgage and home equity loans are generally placed on nonaccrual status and charged off to current appraised values, less costs to sell, during the foreclosure process, normally no later than 180 days past due. Other consumer loans are generally not placed on nonaccrual status and are charged off at no later than 120 days past due, earlier if deemed uncollectible. Business loans and debt securities are generally placed on nonaccrual status when management determines full collection of principal or interest is unlikely or when principal or interest payments are 90 days past due, unless the loan is fully collateralized and in the process of collection. At the time a loan or debt security is placed on nonaccrual status, interest previously accrued but not collected is charged against current income. Income on such loans and debt securities is then recognized only to the extent that cash is received and where future collection of principal is probable. Generally, a loan or debt security may be returned to accrual status when all delinquent principal and interest have been received and the Corporation expects repayment of the remaining contractual principal and interest, or when the loan or debt security is both well secured and in the process of collection.

Foreclosed property is carried at the lower of cost or fair value, less estimated costs to sell. Independent appraisals are obtained to substantiate the fair value of real estate transferred to foreclosed property at the time of foreclosure and updated at least annually or upon evidence of deterioration in the property's value. At the time of foreclosure, any excess of the related loan balance over fair value (less estimated costs to sell) of the property acquired is charged to the allowance for loan losses. Subsequent write-downs, operating expenses and losses upon sale, if any, are charged to noninterest expenses. Foreclosed property is included in "accrued income and other assets" on the consolidated balance sheets.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation, computed on the straight-line method, is charged to operations over the estimated useful lives of the assets. Estimated useful lives are generally three years to 33 years for premises that the Corporation owns and three years to eight years for furniture and equipment. Leasehold improvements are amortized over the terms of their respective leases or 10 years, whichever is shorter.

Software

Software

Capitalized software is stated at cost, less accumulated amortization. Capitalized software includes purchased software and capitalizable application development costs associated with internally-developed software. Amortization, computed on the straight-line method, is charged to operations over five years, the estimated useful life of the software. Capitalized software is included in "accrued income and other assets" on the consolidated balance sheets.

Goodwill

Goodwill

The Corporation performs its annual impairment test for goodwill in the third quarter of each year, or on an interim basis if events or changes in circumstances between annual tests indicate the assets might be impaired. The annual test of goodwill, performed in the third quarter 2010, did not indicate that an impairment charge was required.

Under applicable accounting standards, the goodwill impairment test is a two-step test. The first step of the goodwill impairment test compares the estimated fair value of identified reporting units, equivalent to a business segment or one level below, with their carrying amount, including goodwill. If the estimated fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not impaired. If the estimated fair value of the reporting unit is less than the carrying value, the second step must be performed to determine the implied fair value of the reporting unit's goodwill and the amount of goodwill impairment, if any. Estimating the fair value of reporting units is a subjective process involving the use of estimates and judgments, particularly related to future cash flows of the reporting units, discount rates (including market risk premiums) and market multiples. Material assumptions used in the valuation models included the comparable public company price multiples used in the terminal value, future cash flows and the market risk premium component of the discount rate. The estimated fair values of the reporting units were determined using a blend of two commonly used valuation techniques: the market approach and the income approach. The Corporation gives consideration to both valuation techniques, as either technique can be an indicator of value. For the market approach, valuations of reporting units were based on an analysis of relevant price multiples in market trades in companies with characteristics similar to the reporting unit. For the income approach, estimated future cash flows (derived from internal forecasts and economic expectations for each reporting unit) and terminal value (value at the end of the cash flow period, based on price multiples) were discounted. The discount rate was based on the imputed cost of equity capital appropriate for each reporting unit.

During the third quarter 2010, the Corporation announced that the Retail Bank and Wealth & Institutional Management business segments would report to a single executive. As a result of this change, the Corporation reassessed its reporting units and concluded that, under the new reporting structure, the Corporation has three reporting units: Business Bank, Retail Bank and Wealth & Institutional Management. These changes to the reporting units did not affect the amount of goodwill previously allocated and did not impact the results of previous or current goodwill impairment tests.

Additional information regarding goodwill and impairment testing can be found in Note 8.

Nonmarketable Equity Securities

Nonmarketable Equity Securities

The Corporation has a portfolio of investments in indirect private equity and venture capital funds. The majority of these investments are not readily marketable, are accounted for on the cost or equity method and are included in "accrued income and other assets" on the consolidated balance sheets. The investments are individually reviewed for impairment on a quarterly basis by comparing the carrying value to the estimated fair value. The amount by which the carrying value exceeds the fair value that is determined to be other-than-temporary impairment is charged to current earnings and the carrying value of the investment is written down accordingly.

The Corporation also holds restricted equity investments, which are securities the Corporation is required to hold for various reasons and consist primarily of Federal Home Loan Bank of Dallas (FHLB) and Federal Reserve Bank (FRB) stock. Restricted equity securities, classified in "accrued income and other assets" on the consolidated balance sheets, are not readily marketable and are recorded at cost (par value) and evaluated for impairment based on the ultimate recoverability of the par value. If the Corporation does not expect to recover the full par value, the amount by which the par value exceeds the ultimately recoverable value would be charged to current earnings and the carrying value of the investment would be written down accordingly.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Derivative instruments are carried at fair value in either "accrued income and other assets" or "accrued expenses and other liabilities" on the consolidated balance sheets. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument is determined by whether it has been designated and qualifies as part of a hedging relationship and, further, by the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Corporation designates the hedging instrument, based upon the exposure being hedged, as either a fair value hedge or a cash flow hedge. For derivative instruments designated and qualifying as fair value hedges (i.e., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in current earnings during the period of the change in fair values. For derivative instruments that are designated and qualify as cash flow hedges (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item (i.e., the ineffective portion), if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

For derivatives designated as hedging instruments at inception, the Corporation uses either the short-cut method or applies dollar offset or statistical regression analysis to assess effectiveness. The short-cut method was used for certain fair value hedges of medium- and long-term debt issued prior to 2006. This method allows for the assumption of zero hedge ineffectiveness and eliminates the requirement to further assess hedge effectiveness on these transactions. For hedge relationships to which the Corporation does not apply the short-cut method, either the dollar offset or statistical regression analysis is used at inception and for each reporting period thereafter to assess whether the derivative used has been and is expected to be highly effective in offsetting changes in the fair value or cash flows of the hedged item. All components of each derivative instrument's gain or loss are included in the assessment of hedge effectiveness. Net hedge ineffectiveness is recorded in "other noninterest income" on the consolidated statements of income.

Further information on the Corporation's derivative instruments and hedging activities is included in Note 9.

Financial Guarantees

Financial Guarantees

Certain guarantee contracts or indemnification agreements issued or modified subsequent to December 31, 2002, that contingently require the Corporation, as guarantor, to make payments to the guaranteed party are initially measured at fair value and included in "accrued expenses and other liabilities" on the consolidated balance sheets. The subsequent accounting for the liability depends on the nature of the underlying guarantee. The release from risk is accounted for under a particular guarantee when the guarantee expires or is settled, or by a systematic and rational amortization method. Further information on the Corporation's obligations under guarantees is included in Note 9.

Share-Based Compensation

Share-Based Compensation

The Corporation recognizes share-based compensation expense using the straight-line method over the requisite service period for all stock awards, including those with graded vesting. The requisite service period is the period an employee is required to provide service in order to vest in the award, which cannot extend beyond the retirement-eligible date (the date at which the employee is no longer required to perform any service to receive the share-based compensation).

Further information on the Corporation's share-based compensation plans is included in Note 17.

Defined Benefit Pension and Other Postretirement Costs

Defined Benefit Pension and Other Postretirement Costs

Defined benefit pension costs are charged to "employee benefits" expense on the consolidated statements of income and are funded consistent with the requirements of federal laws and regulations. Inherent in the determination of defined benefit pension costs are assumptions concerning future events that will affect the amount and timing of required benefit payments under the plans. These assumptions include demographic assumptions such as retirement age and mortality, a compensation rate increase, a discount rate used to determine the current benefit obligation and a long-term expected rate of return on plan assets. Net periodic defined benefit pension expense includes service cost, interest cost based on the assumed discount rate, an expected return on plan assets based on an actuarially derived market-related value of assets, amortization of prior service cost and amortization of net actuarial gains or losses. The market-related value of plan assets is determined by amortizing the current year's investment gains and losses (the actual investment return net of the expected investment return) over 5 years. The amortization adjustment cannot exceed 10 percent of the fair value of assets. Prior service costs include the impact of plan amendments on the liabilities and are amortized over the future service periods of active employees expected to receive benefits under the plan. Actuarial gains and losses result from experience different from that assumed and from changes in assumptions (excluding asset gains and losses not yet reflected in market-related value). Amortization of actuarial gains and losses is included as a component of net periodic defined benefit pension cost for a year if the actuarial net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets. If amortization is required, the excess is amortized over the average remaining service period of participating employees expected to receive benefits under the plan.

Postretirement benefits are recognized in "employee benefits" expense on the consolidated statements of income during the average remaining service period of participating employees expected to receive benefits under the plan or the average remaining future lifetime of retired participants currently receiving benefits under the plan.

For further information regarding the Corporation's defined benefit pension and other postretirement plans, refer to Note 18.

Income Taxes

Income Taxes

The provision for income taxes is based on amounts reported in the consolidated statements of income (after deducting non-taxable items, principally income on bank-owned life insurance, and deducting tax credits related to investments in low income housing partnerships) and includes deferred income taxes on temporary differences between the income tax basis and financial accounting basis of assets and liabilities. Deferred tax assets are evaluated for realization based on available evidence of loss carry-back capacity, future reversals of existing taxable temporary differences, and assumptions made regarding future events. A valuation allowance is provided when it is more-likely-than-not that some portion of the deferred tax asset will not be realized. The provision for income taxes assigned to discontinued operations is based on statutory rates, adjusted for permanent differences generated by those operations.

The Corporation classifies interest and penalties on income tax liabilities in the "provision for income taxes" on the consolidated statements of income.

Discontinued Operations

Discontinued Operations

Components of the Corporation that have been or will be disposed of by sale, where the Corporation does not have a significant continuing involvement in the operations after the disposal, are accounted for as discontinued operations in all periods presented if significant to the consolidated financial statements. For further information on discontinued operations, refer to Note 25.

Earnings Per Share
Earnings Per Share

Basic income (loss) from continuing operations per common share and net income (loss) per common share are calculated using the two-class method. The two-class method is an earnings allocation formula that determines earnings per share for each share of common stock and participating securities according to dividends declared (distributed earnings) and participation rights in undistributed earnings. Distributed and undistributed earnings are allocated between common and participating security shareholders based on their respective rights to receive dividends. Unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities (i.e., nonvested restricted stock). Undistributed net losses are not allocated to nonvested restricted shareholders, as these shareholders do not have a contractual obligation to fund the losses incurred by the Corporation. Income (loss) from continuing operations attributable to common shares and net income (loss) attributable to common shares are then divided by the weighted-average number of common shares outstanding during the period.

Diluted income (loss) from continuing operations per common share and net income (loss) per common share consider common stock issuable under the assumed exercise of stock options granted under the Corporation's stock plans and warrants. Diluted income (loss) from continuing operations attributable to common shares and net income (loss) attributable to common shares are then divided by the total of weighted-average number of common shares and common stock equivalents outstanding during the period.

Statements of Cash Flows

Statements of Cash Flows

Cash and cash equivalents are defined as those amounts included in "cash and due from banks", "federal funds sold and securities purchased under agreements to resell" and "interest-bearing deposits with banks" on the consolidated balance sheets. Cash flows from discontinued operations are reported as separate line items within cash flows from operating, investing and financing activities in the consolidated statements of cash flows.

Other Comprehensive Income (Loss)	Other Comprehensive Income (Loss) The Corporation has elected to present information on comprehensive income in the consolidated statements of changes in shareholders' equity and in Note 15.

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets and Liabilities Recorded at Fair Value on a Recurring Basis

(in millions)	Total	Level 1	Level 2	Level 3
December 31, 2010
Trading securities:
Deferred compensation plan assets	$86	$86	$-	$-
Residential mortgage-backed securities (a)	7	-	7	-
Other government-sponsored enterprise securities	1	-	1	-
State and municipal securities	19	-	19	-
Corporate debt securities	4	-	4	-
Other securities	1	-	-	1
Total trading securities	118	86	31	1

Investment securities available-for-sale:
U.S. Treasury and other U.S. government agency securities	131	131	-	-
Residential mortgage-backed securities (a)	6,709	-	6,709	-
State and municipal securities (b)	39	-	-	39
Corporate debt securities:
Auction-rate debt securities	1	-	-	1
Other corporate debt securities	26	-	25	1
Equity and other non-debt securities:
Auction-rate preferred securities	570	-	-	570
Money market and other mutual funds	84	84	-	-
Total investment securities available-for-sale	7,560	215	6,734	611

Derivative assets (c):
Interest rate contracts	542	-	542	-
Energy derivative contracts	103	-	103	-
Foreign exchange contracts	51	-	51	-
Warrants	7	-	-	7
Total derivative assets	703	-	696	7
Total assets at fair value	$8,381	$301	$7,461	$619

Derivative liabilities (d):
Interest rate contracts	$249	$-	$249	$-
Energy derivative contracts	103	-	103	-
Foreign exchange contracts	48	-	48	-
Other	1	-	-	1
Total derivative liabilities	401	-	400	1

Deferred compensation plan liabilities (d)	86	86	-	-
Total liabilities at fair value	$487	$86	$400	$1
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.
(c)	Recorded in "accrued income and other assets" on the consolidated balance sheets.
(d)	Recorded in "accrued expenses and other liabilities" on the consolidated balance sheets.

(in millions)	Total	Level 1	Level 2	Level 3
December 31, 2009
Trading securities:
Deferred compensation plan assets	$86	$86	$-	$-
Residential mortgage-backed securities (a)	3	-	3	-
State and municipal securities	15	-	15	-
Corporate debt securities	3	-	3	-
Total trading securities	107	86	21	-

Investment securities available-for-sale:
U.S. Treasury and other U.S. government agency securities	103	103	-	-
Residential mortgage-backed securities (a)	6,261	-	6,261	-
State and municipal securities (b)	47	-	1	46
Corporate debt securities:
Auction-rate debt securities	150	-	-	150
Other corporate debt securities	50	-	43	7
Equity and other non-debt securities:
Auction-rate preferred securities	706	-	-	706
Money market and other mutual funds	99	99	-	-
Total investment securities available-for-sale	7,416	202	6,305	909

Derivative assets (c):
Interest rate contracts	492	-	492	-
Energy derivative contracts	137	-	137	-
Foreign exchange contracts	35	-	35	-
Warrants	7	-	-	7
Total derivative assets	671	-	664	7
Total assets at fair value	$8,194	$288	$6,990	$916

Derivative liabilities (d):
Interest rate contracts	$240	$-	$240	$-
Energy derivative contracts	136	-	136	-
Foreign exchange contracts	34	-	34	-
Total derivative liabilities	410	-	410	-

Deferred compensation plan liabilities (d)	86	86	-	-
Total liabilities at fair value	$496	$86	$410	$-
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.
(c)	Recorded in "accrued income and other assets" on the consolidated balance sheets.
(d)	Recorded in "accrued expenses and other liabilities" on the consolidated balance sheets.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
Net Realized/Unrealized Gains (Losses)
	Balance at Beginning of Period	Recorded in Earnings		Recorded in Other Comprehensive Income (Pre-tax)	Purchases	Sales	Settlements	Balance at End of Period
(in millions)		Realized	Unrealized
Year ended December 31, 2010
Trading securities:
State and municipal securities	$-	$-	$-	$-	$3	$(3)	$-	$-
Other securities	-	-	1	-	-	-	-	1
Total trading securities	-	-	1	-	3	(3)	-	1
Investment securities available-for-sale:
State and municipal securities (a)	46	(1)	-	(2)	-	(4)	-	39
Auction-rate debt securities	150	3	-	5	-	(157)	-	1
Other corporate debt securities	7	27	-	-	-	-	(33)	1
Auction-rate preferred securities	706	6	-	(21)	-	(121)	-	570
Total investment securities available-for-sale	909	35	-	(18)	-	(282)	(33)	611
Derivative assets:
Warrants	7	2	1	-	1	(4)	-	7
Derivative liabilities:
Other	-	(4)	(1)	-	-	-	(4)	1
Year ended December 31, 2009
Trading securities:
State and municipal securities	$29	$-	$-	$-	$-	$(29)	$-	$-
Corporate debt securities	5	-	-	-	-	(5)	-	-
Total trading securities	34	-	-	-	-	(34)	-	-
Investment securities available-for-sale:
State and municipal securities (a)	65	-	-	(2)	-	(17)	-	46
Auction-rate debt securities	147	-	-	5	-	(2)	-	150
Other corporate debt securities	5	-	2	-	-	-	-	7
Auction-rate preferred securities	936	14	-	13	-	(257)	-	706
Total investment securities available-for-sale	1,153	14	2	16	-	(276)	-	909
Derivative assets:
Warrants	8	3	3	-	-	(7)	-	7
Derivative liabilities:
Other	5	(2)	-	-	-	-	(7)	-
(a)	Primarily auction-rate securities

Location in Earnings of Realized and Unrealized Gains and Losses Due to Changes in Fair Value of Level 3 Assets and Liabilities

	Net Securities Gains (Losses)		Other Noninterest Income		Discontinued Operations		Total
(in millions)	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized	Realized	Unrealized
Year ended December 31, 2010
Trading securities:
Other securities	$-	$-	$-	$1	$-	$-	$-	$1
Investment securities available-for-sale:
State and municipal securities (a)	(1)	-	-	-	-	-	(1)	-
Auction-rate debt securities	3	-	-	-	-	-	3	-
Other corporate debt securities	-	-	-	-	27	-	27	-
Auction-rate preferred securities	6	-	-	-	-	-	6	-
Total investment securities available-for-sale	8	-	-	-	27	-	35	-
Derivative assets:
Warrants	-	-	2	1	-	-	2	1
Derivative liabilities:
Other	(4)	(1)	-	-	-	-	(4)	(1)
Year ended December 31, 2009
Investment securities available-for-sale:
Other corporate debt securities	$-	$-	$-	$-	$-	$2	$-	$2
Auction-rate preferred securities	14	-	-	-	-	-	14	-
Total investment securities available-for-sale	14	-	-	-	-	2	14	2
Derivative assets:
Warrants	-	-	3	3	-	-	3	3
Derivative liabilities:
Other	(2)	-	-	-	-	-	(2)	-
(a)	Primarily auction-rate securities.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

(in millions)	Total	Level 2	Level 3
December 31, 2010
Loans held-for-sale:
Residential mortgage	$6	$6	$-
Loans:
Commercial	200	-	200
Real estate construction	247	-	247
Commercial mortgage	398	-	398
Residential mortgage	-	-	-
Lease financing	7	-	7
International	2	-	2
Total loans (a)	854	-	854

Nonmarketable equity securities (b)	9	-	9
Other real estate (c)	33	-	33
Loan servicing rights	5	-	5
Total assets at fair value	$907	$6	$901
Total liabilities at fair value	$-	$-	$-
December 31, 2009
Loans held-for-sale:
Residential mortgage	$6	$6	$-
Loans:
Commercial	191	-	191
Real estate construction	474	-	474
Commercial mortgage	231	-	231
Residential mortgage	-	-	-
Consumer	-	-	-
Lease financing	14	-	14
International	29	-	29
Total loans (a)	939	-	939

Nonmarketable equity securities (b)	8	-	8
Other real estate (c)	31	-	31
Loan servicing rights	7	-	7
Total assets at fair value	$991	$6	$985
Total liabilities at fair value	$-	$-	$-
(a)

The Corporation recorded  $398 million and  $576 million in fair value losses on impaired loans (included in "provision for loan losses" on the consolidated statements of income) during the years ended December 31, 2010 and 2009, respectively, based on the estimated fair value of the underlying collateral.

(b)

The Corporation recorded  $6 million and  $13 million in fair value losses related to write-downs on nonmarketable equity securities (included in "other noninterest income" on the consolidated statements of income) during the years ended December 31, 2010 and 2009, respectively, based on the estimated fair value of the funds. At December 31, 2010 and 2009, commitments to fund additional investments in nonmarketable equity securities recorded at fair value on a nonrecurring basis totaled approximately  $2 million and  $3 million, respectively.

(c)

Represents the fair value of other real estate written down subsequent to initial acquisition. The Corporation recorded  $23 million and  $34 million in fair value losses related to write-downs of other real estate, based on the estimated fair value of the property, and recognized a net gain of  $7 million and a net loss of  $2 million on sales of other real estate during the years ended December 31, 2010 and 2009, respectively, (included in "other real estate expense" on the consolidated statements of income).

Estimated Fair Values of Financial Instruments not Recorded at Fair Value in Their Entirety on a Recurring Basis
December 31,
	2010		2009
(in millions)	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets
Cash and due from banks	$668	$668	$774	$774
Interest-bearing deposits with banks	1,415	1,415	4,843	4,843

Loans held-for-sale	23	23	30	30

Total loans, net of allowance for loan losses (a)	39,335	39,212	41,176	41,098

Customers' liability on acceptances outstanding	9	9	11	11
Nonmarketable equity securities (b)	47	77	57	61
Loan servicing rights (c)	5	5	7	7

Liabilities
Demand deposits (noninterest-bearing)	15,538	15,538	15,871	15,871
Interest-bearing deposits	24,933	24,945	23,794	23,814
Total deposits	40,471	40,483	39,665	39,685

Short-term borrowings	130	130	462	462
Acceptances outstanding	9	9	11	11
Medium- and long-term debt	6,138	6,008	11,060	10,723

Credit-related financial instruments	(99)	(99)	(89)	(89)
(a)	Included $854 million and $939 million of impaired loans recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.
(b)	Included $9 million and $8 million of nonmarketable equity securities recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.
(c)	Included $5 million and $7 million of loan servicing rights recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.

INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Investment Securities Available-For-Sale

(in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2010
U.S. Treasury and other U.S. government agency securities	$131	$-	$-	$131
Residential mortgage-backed securities (a)	6,653	95	39	6,709
State and municipal securities (b)	46	-	7	39
Corporate debt securities:
Auction-rate debt securities	1	-	-	1
Other corporate debt securities	26	-	-	26
Equity and other non-debt securities:
Auction-rate preferred securities	597	3	30	570
Money market and other mutual funds	84	-	-	84
Total investment securities available-for-sale	$7,538	$98	$76	$7,560

December 31, 2009
U.S. Treasury and other U.S. government agency securities	$103	$-	$-	$103
Residential mortgage-backed securities (a)	6,228	51	18	6,261
State and municipal securities (b)	51	-	4	47
Corporate debt securities:
Auction-rate debt securities	156	-	6	150
Other corporate debt securities	50	-	-	50
Equity and other non-debt securities:
Auction-rate preferred securities	711	8	13	706
Money market and other mutual funds	99	-	-	99
Total investment securities available-for-sale	$7,398	$59	$41	$7,416
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.

Summary of Investment Securities Available-For-Sale in Unrealized Loss Positions

	Impaired
	Less than 12 months		12 months or more		Total
(in millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2010
Residential mortgage-backed securities (a)	$1,702	$39	$-	$-	$1,702	$39
State and municipal securities (b)	-	-	38	7	38	7
Corporate debt securities:
Auction-rate debt securities	-	-	1	-	1	-
Equity and other non-debt securities:
Auction-rate preferred securities	-	-	436	30	436	30
Total impaired securities	$1,702	$39	$475	$37	$2,177	$76
December 31, 2009
Residential mortgage-backed securities (a)	$1,609	$18	$-	$-	$1,609	$18
State and municipal securities (b)	-	-	46	4	46	4
Corporate debt securities:
Auction-rate debt securities	150	6	-	-	150	6
Equity and other non-debt securities:
Auction-rate preferred securities	510	13	-	-	510	13
Total impaired securities	$2,269	$37	$46	$4	$2,315	$41
(a)	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
(b)	Primarily auction-rate securities.

Gains and Losses on Available-For-Sale Securities

(in millions)
Years Ended December 31	2010	2009	2008
Securities gains	$13	$245	$68
Securities losses	(10)	(2)	(1)
Total net securities gains	$3	$243	$67

Contractual Maturity Distribution of Debt Securities

(in millions)	Amortized	Fair
December 31, 2010	Cost	Value
Contractual maturity
Within one year	$157	$157
After one year through five years	229	239
After five years through ten years	136	139
After ten years	6,335	6,371
Subtotal	6,857	6,906
Equity and other nondebt securities:
Auction-rate preferred securities	597	570
Money market and other mutual funds	84	84
Total investment securities available-for-sale	$7,538	$7,560

Summary of Auction-Rate Securities Activity

(in millions)	Par Value	Fair Value (a)
Balance at January 1, 2009	$1,261	$1,147
Called or redeemed subsequent to repurchase	(276)	(276)
Net securities gains		14
Unrealized gains (b)		16
Balance at December 31, 2009	$985	$901
Called, redeemed or sold subsequent to repurchase	(308)	(282)
Net securities gains		8
Unrealized losses (b)		(18)
Balance at December 31, 2010	$677	$609
(a)	Recorded in "investment securities available-for-sale" on the consolidated balance sheets.
(b)	Changes in fair value recognized in accumulated other comprehensive income (loss).

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Nonaccrual, Reduced-Rate Loans and Foreclosed Property

(in millions)
December 31	2010	2009
Nonaccrual loans:
Business loans:
Commercial	$252	$238
Real estate construction:
Commercial Real Estate business line (a)	259	507
Other business lines (b)	4	4
Total real estate construction	263	511
Commercial mortgage:
Commercial Real Estate business line (a)	181	127
Other business lines (b)	302	192
Total commercial mortgage	483	319
Lease financing	7	13
International	2	22
Total nonaccrual business loans	1,007	1,103
Retail loans:
Residential mortgage	55	50
Consumer:
Home equity	5	8
Other consumer	13	4
Total consumer	18	12
Total nonaccrual retail loans	73	62
Total nonaccrual loans	1,080	1,165
Reduced-rate loans (c)	43	16
Total nonperforming loans	1,123	1,181
Foreclosed property	112	111
Total nonperforming assets	$1,235	$1,292
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.
(c)	Includes $26 million in business loans and $17 million in retail loans as of December 31, 2010.

Aging Analysis of Loans

	Loans Past Due and Still Accruing
(in millions) December 31, 2010	30-59 Days	60-89 Days	90 Days or More	Total	Nonaccrual Loans	Current Loans	Total Loans
Business loans:
Commercial	$84	$28	$3	$115	$252	$21,778	$22,145
Real estate construction:
Commercial Real Estate business line (a)	27	-	17	44	259	1,523	1,826
Other business lines (b)	2	-	5	7	4	416	427
Total real estate construction	29	-	22	51	263	1,939	2,253
Commercial mortgage:
Commercial Real Estate business line (a)	8	1	-	9	181	1,747	1,937
Other business lines (b)	28	25	16	69	302	7,459	7,830
Total commercial mortgage	36	26	16	78	483	9,206	9,767
Lease financing	-	-	-	-	7	1,002	1,009
International	1	-	-	1	2	1,129	1,132
Total business loans	150	54	41	245	1,007	35,054	36,306
Retail loans:
Residential mortgage	33	23	7	63	55	1,501	1,619
Consumer:
Home equity	11	4	10	25	5	1,674	1,704
Other consumer	4	2	4	10	13	584	607
Total consumer	15	6	14	35	18	2,258	2,311
Total retail loans	48	29	21	98	73	3,759	3,930
Total loans	$198	$83	$62	$343	$1,080	$38,813	$40,236
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.

Information Regarding Impaired Loans and Related Valuation Allowance

	December 31, 2010
(in millions)	Business Loans	Retail Loans	Total	December 31, 2009	December 31, 2008
Loans individually evaluated for impairment	$927	$47	$974	$986	$803
Loans collectively evaluated for impairment	35,379	3,883	39,262	41,175	49,702
Total loans evaluated for impairment	$36,306	$3,930	$40,236	$42,161	$50,505
Allowance for loans individually evaluated for impairment	$192	$5	$197	$193	$177
Allowance for loans collectively evaluated for impairment	647	57	704	792	593
Total allowance for loan losses	$839	$62	$901	$985	$770
Gross interest income that would have been recorded had the nonaccrual and reduced-rate loans performed in accordance with original terms	$84	$3	$87	$109	$98
Interest income recognized	$17	$1	$18	$21	$24

Individually Evaluated Impaired Loans

	Recorded Investment In:
(in millions) December 31, 2010	Impaired Loans with No Related Allowance	Impaired Loans with Related Allowance	Total Impaired Loans	Unpaid Principal Balance	Associated Valuation Allowance	Average Impaired Loans for the Year	Interest Income Recognized
Business loans:
Commercial	$9	$237	$246	$398	$55	$224	$6
Real estate construction:
Commercial Real Estate business line (a)	-	249	249	400	51	366	1
Other business lines (b)	-	-	-	-	-	1	-
Total real estate construction	-	249	249	400	51	367	1
Commercial mortgage:
Commercial Real Estate business line (a)	-	178	178	282	35	150	3
Other business lines (b)	-	245	245	325	49	197	6
Total commercial mortgage	-	423	423	607	84	347	9
Lease financing	-	7	7	15	1	10	-
International	-	2	2	2	1	11	-
Total business loans	9	918	927	1,422	192	959	16
Retail loans:
Residential mortgage	8	29	37	41	3	34	-
Consumer:
Other consumer	-	10	10	14	2	5	1
Total consumer	-	10	10	14	2	5	1
Total retail loans	8	39	47	55	5	39	1
Total individually evaluated impaired loans	$17	$957	$974	$1,477	$197	$998	$17
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.

Changes in the Allowance for Loan Losses

(dollar amounts in millions)	2010	2009	2008
Balance at January 1	$985	$770	$557
Loan charge-offs	(627)	(895)	(500)
Recoveries on loans previously charged-off	63	27	29
Net loan charge-offs	(564)	(868)	(471)
Provision for loan losses	480	1,082	686
Foreign currency translation adjustment	-	1	(2)
Balance at December 31	$901	$985	$770
As a percentage of total loans	2.24%	2.34%	1.52%

Loans by Credit Quality Indicator

The following table presents loans by credit quality indicator, based on internal risk ratings assigned to each business loan at the time of approval and subjected to subsequent periodic reviews by the Corporation's senior management, and to pools of retail loans with similar risk characteristics.

	Internally Assigned Rating
(in millions) December 31, 2010	Pass (a)	Special Mention (b)	Substandard (c)	Nonaccrual (d)	Total

Business loans:
Commercial	$19,884	$1,015	$994	$252	$22,145
Real estate construction:
Commercial Real Estate business line (e)	1,025	333	209	259	1,826
Other business lines (f)	383	20	20	4	427
Total real estate construction	1,408	353	229	263	2,253
Commercial mortgage:
Commercial Real Estate business line (e)	1,104	372	280	181	1,937
Other business lines (f)	6,595	508	425	302	7,830
Total commercial mortgage	7,699	880	705	483	9,767
Lease financing	962	13	27	7	1,009
International	963	112	55	2	1,132
Total business loans	30,916	2,373	2,010	1,007	36,306
Retail loans:
Residential mortgage	1,541	6	17	55	1,619
Consumer:
Home equity	1,662	26	11	5	1,704
Other consumer	575	8	11	13	607
Total consumer	2,237	34	22	18	2,311
Total retail loans	3,778	40	39	73	3,930
Total loans	$34,694	$2,413	$2,049	$1,080	$40,236
(a)	Includes all loans not included in the categories of special mention, substandard or nonaccrual.
(b)

Special mention loans have potential credit weaknesses that deserve management's close attention. Included in the special mention category at December 31, 2010 were  $546 million of loans proactively monitored by management that were considered "pass" by regulatory authorities.

(c)

Substandard loans are accruing loans that have a well-defined weakness, or weaknesses, that jeopardizes the orderly repayment of the loan. This category is generally consistent with the Substandard category as defined by regulatory authorities.

(d)

Nonaccrual loans are loans for which full collection of principal or interest is unlikely, or for which principal and/or interest payments are 90 days or more past due, unless the loan is fully collateralized and in the process of collection. This category is generally consistent with the Doubtful category as defined by regulatory authorities.

(e)	Primarily loans to real estate investors and developers.
(f)	Primarily loans secured by owner-occupied real estate.

SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Automotive Loans and Exposure

(in millions)
December 31	2010	2009
Automotive loans:
Production	$831	$941
Dealer	4,011	3,430
Total automotive loans	$4,842	$4,371
Total automotive exposure:
Production	$1,778	$1,869
Dealer	5,758	5,767
Total automotive exposure	$7,536	$7,636

Schedule of Commercial Estate Loans and Unused Commitments

(in millions)
December 31	2010	2009
Real estate construction loans:
Commercial Real Estate business line (a)	$1,826	$3,002
Other business lines (b)	427	459
Total real estate construction loans	2,253	3,461
Commercial mortgage loans:
Commercial Real Estate business line (a)	1,937	1,889
Other business lines (b)	7,830	8,568
Total commercial mortgage loans	9,767	10,457
Total commercial real estate loans	$12,020	$13,918
Total unused commitments on commercial real estate loans	$707	$1,249
(a)	Primarily loans to real estate investors and developers.
(b)	Primarily loans secured by owner-occupied real estate.

PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Premises and Equipment

(in millions)
December 31	2010	2009
Land	$92	$93
Buildings and improvements	778	754
Furniture and equipment	503	508
Total cost	1,373	1,355
Less: Accumulated depreciation and amortization	(743)	(711)
Net book value	$630	$644

Future Minimum Payments Under Operating Leases and Other Long-Term Obligations

(in millions)
Years Ending December 31
2011	$100
2012	80
2013	71
2014	64
2015	56
Thereafter	377
Total	$748

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2010
Carrying Amount of Goodwill

(in millions)	Business Bank	Retail Bank	Wealth & Institutional Management	Other	Total
Balances at December 31, 2010, 2009 and 2008	$90	$47	$13	$-	$150

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Derivative Instruments

	December 31, 2010			December 31, 2009
		Fair Value (a)			Fair Value (a)
(in millions)	Notional/ Contract Amount (b)	Asset Derivatives	Liability Derivatives	Notional/ Contract Amount (b)	Asset Derivatives	Liability Derivatives
Risk management purposes
Derivatives designated as hedging instruments
Interest rate contracts:
Swaps - cash flow - receive fixed/pay floating	$800	$3	$-	$1,700	$30	$-
Swaps - fair value - receive fixed/pay floating	1,600	263	-	1,600	194	-
Total risk management interest rate swaps designated as hedging instruments	2,400	266	-	3,300	224	-
Derivatives used as economic hedges
Foreign exchange contracts:
Spot, forwards and swaps	220	2	-	253	-	1
Total risk management purposes	$2,620	$268	$-	$3,553	$224	$1
Customer-initiated and other activities
Interest rate contracts:
Caps and floors written	$697	$-	$7	$1,176	$-	$10
Caps and floors purchased	697	7	-	1,176	10	-
Swaps	9,126	269	242	9,744	258	230
Total interest rate contracts	10,520	276	249	12,096	268	240
Energy derivative contracts:
Caps and floors written	1,106	-	62	869	-	70
Caps and floors purchased	1,106	62	-	869	70	-
Swaps	411	41	41	599	67	66
Total energy derivative contracts	2,623	103	103	2,337	137	136
Foreign exchange contracts:
Spot, forwards, futures, options and swaps	2,497	49	48	2,023	35	33
Total customer-initiated and other activities	$15,640	$428	$400	$16,456	$440	$409
Total derivatives	$18,260	$696	$400	$20,009	$664	$410
(a)

Asset derivatives are included in "accrued income and other assets" and liability derivatives are included in "accrued expenses and other liabilities" on the consolidated balance sheets. Included in the fair value of derivative assets and liabilities are credit valuation adjustments reflecting counterparty credit risk and credit risk of the Corporation. The fair value of derivative assets included credit valuation adjustments for counterparty credit risk totaling  $5 million and  $4 million at December 31, 2010 and 2009, respectively.

(b)

Notional or contract amounts, which represent the extent of involvement in the derivatives market, are used to determine the contractual cash flows required in accordance with the terms of the agreement. These amounts are typically not exchanged, significantly exceed amounts subject to credit or market risk and are not reflected in the consolidated balance sheets.

Net Gains (Losses) Recognized in Other Noninterest Income-Risk Management Derivatives-Fair Value Hedges

(in millions)	2010	2009
Interest rate swaps	$(3)	$(4)

Schedule of Net Gains (Losses) Recognized in Income and OCI-Risk Management Derivatives-Cash Flow Hedges

(in millions)	2010	2009
Interest rate swaps
Gain (loss) recognized in OCI (effective portion)	$2	$15
Gain (loss) recognized in other noninterest income (ineffective portion)	1	(2)
Gain reclassified from accumulated OCI into interest and fees on loans (effective portion)	28	34

Schedule of Net Gains (Losses) Recognized in Other Noninterest Income-Risk Management Derivatives-Not Designated as Hedging Instruments

(in millions)	2010	2009
Foreign exchange contracts	$-	$(1)

Schedule of Weighted Average Maturity and Interest Rates on Risk Management Interest Rate Swaps

	Weighted Average
(dollar amounts in millions)	Notional Amount	Remaining Maturity (in years)	Receive Rate	Pay Rate (a)
December 31, 2010
Swaps - cash flow - receive fixed/pay floating rate
Variable rate loan designation	$800	0.1	4.75%	3.25%
Swaps - fair value - receive fixed/pay floating rate
Medium- and long-term debt designation	1,600	7.1	5.73	0.85
Total risk management interest rate swaps	$2,400
December 31, 2009
Swaps - cash flow - receive fixed/pay floating rate
Variable rate loan designation	$1,700	0.9	5.22%	3.25%
Swaps - fair value - receive fixed/pay floating rate
Medium- and long-term debt designation	1,600	8.1	5.73	1.01
Total risk management interest rate swaps	$3,300
(a)	Variable rates paid on receive fixed swaps are based on prime and six-month LIBOR rates in effect at December 31, 2010 and 2009.

Schedule of Net Gains Recognized in Income-Customer-Initiated Derivatives

(in millions)
Years Ended December 31	Location of Gain	2010	2009

Interest rate contracts	Other noninterest income	$7	$8
Energy derivative contracts	Other noninterest income	1	1
Foreign exchange contracts	Foreign exchange income	36	34
Total		$44	$43

Schedule of Financial Instruments with Off-Balance Sheet Credit Risk

(in millions)
December 31	2010	2009
Unused commitments to extend credit:
Commercial and other	$23,578	$22,451
Bankcard, revolving check credit and home equity loan commitments	1,568	1,917
Total unused commitments to extend credit	$25,146	$24,368
Standby letters of credit	$5,453	$5,652
Commercial letters of credit	93	104
Other credit-related financial instruments	1	-

Summary of Internally Classified Watch List Letters of Credit

	December 31
(dollar amounts in millions)	2010	2009
Total watch list standby and commercial letters of credit	$243	$432
As a percentage of total outstanding standby and commercial letters of credit	4.4%	7.5%

VARIABLE INTEREST ENTITIES (VIEs) (Tables)	12 Months Ended
Dec. 31, 2010
Impact of VIEs on the Consolidated Statements of Income

(in millions)	Years Ended December 31,
Classification in Earnings	2010	2009
Other noninterest income	$(51)	$(48)
Provision (benefit) for income taxes (a)	(49)	(46)
(a)	Income tax credits from low income housing tax credit/historic rehabilitation tax credit partnerships.

DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2010
Scheduled Maturities of Certificates of Deposit and Other Deposits

(in millions)
Years Ending December 31
2011	$4,985
2012	663
2013	132
2014	51
2015	43
Thereafter	40
Total	$5,914

Maturity Distribution of Domestic Certificates of Deposit of $100,000 and Over

(in millions)
December 31	2010	2009
Three months or less	$1,109	$1,657
Over three months to six months	560	1,142
Over six months to twelve months	928	1,333
Over twelve months	548	536
Total	$3,145	$4,668

SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Short-Term Borrowings

(dollar amounts in millions)	Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	Other Short-term Borrowings
December 31, 2010
Amount outstanding at year-end	$126	$4
Weighted average interest rate at year-end	0.12%	4.95%
Maximum month-end balance during the year	$474	$16
Average balance outstanding during the year	210	6
Weighted average interest rate during the year	0.11%	5.31%
December 31, 2009
Amount outstanding at year-end	$462	$-
Weighted average interest rate at year-end	0.03%	- %
Maximum month-end balance during the year	$655	$2,558
Average balance outstanding during the year	467	532
Weighted average interest rate during the year	0.19%	0.28%
December 31, 2008
Amount outstanding at year-end	$696	$1,053
Weighted average interest rate at year-end	0.37%	0.40%
Maximum month-end balance during the year	$3,617	$3,046
Average balance outstanding during the year	2,105	1,658
Weighted average interest rate during the year	2.20%	2.43%

MEDIUM-AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Medium- and Long-Term Debt

(in millions) December 31	2010	2009
Parent company
Subordinated notes:
4.80% subordinated note due 2015	$337	$325
6.576% subordinated notes due 2010	-	511
Total subordinated notes	337	836

Medium-term notes:
Floating rate based on LIBOR indices due 2010	-	150
3.00% notes due 2015	298	-
Total parent company	635	986

Subsidiaries
Subordinated notes:
7.125% subordinated note due 2010	-	152
5.70% subordinated note due 2014	280	275
5.75% subordinated notes due 2016	691	678
5.20% subordinated notes due 2017	568	543
8.375% subordinated note due 2024	191	187
7.875% subordinated note due 2026	213	204
Total subordinated notes	1,943	2,039

Medium-term notes:
Floating rate based on LIBOR indices due 2010 to 2012	1,017	1,982

Federal Home Loan Bank advances:
Floating rate based on LIBOR indices due 2010 to 2014	2,500	6,000

Other notes:
6.0% - 6.4% notes due 2020	43	53
Total subsidiaries	5,503	10,074
Total medium- and long-term debt	$6,138	$11,060

Principal Maturities of Medium- and Long-Term Debt

(in millions)
Years Ending December 31
2011	$1,365
2012	163
2013	1,005
2014	1,256
2015	606
Thereafter	1,466
Total	$5,861

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Share Repurchase Activity

(shares in thousands)	Total Number of Shares and Warrants Purchased as Part of Publicly Announced Repurchase Plans or Programs	Remaining Repurchase Authorization (a)	Total Number of Shares Purchased (b)	Average Price Paid Per Share
Total first quarter 2010	-	12,576	60	$35.28
Total second quarter 2010	-	12,576	55	42.65
Total third quarter 2010	-	12,576	2	37.33
October 2010	-	12,576	1	37.11
November 2010	-	24,056	-	-
December 2010	-	24,056	-	-
Total fourth quarter 2010	-	24,056	1	37.58
Total 2010	-	24,056	118	$38.82
(a)	Maximum number of shares and warrants that may yet be purchased under the publicly announced plans or programs.
(b)

Includes shares purchased as part of publicly announced repurchase plans or programs, shares purchased pursuant to deferred compensation plans and shares purchased from employees to pay for grant prices and/or taxes related to stock option exercises and restricted stock vesting under the terms of an employee share-based compensation plan.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Accumulated Other Comprehensive Income (Loss)

(in millions)
Years Ended December 31	2010	2009	2008
Accumulated net unrealized gains (losses) on investment securities available-for-sale:
Balance at beginning of period, net of tax	$11	$131	$(9)
Net unrealized holding gains arising during the period	7	54	285
Less: Reclassification adjustment for net gains included in net income	3	243	67
Change in net unrealized gains before income taxes	4	(189)	218
Less: Provision for income taxes	1	(69)	78
Change in net unrealized gains on investment securities available-for-sale, net of tax	3	(120)	140
Balance at end of period, net of tax	$14	$11	$131

Accumulated net gains (losses) on cash flow hedges:
Balance at beginning of period, net of tax	$18	$30	$2
Net cash flow hedge gains arising during the period	2	15	69
Less: Reclassification adjustment for net gains included in net income	28	34	24
Change in net cash flow hedge gains before income taxes	(26)	(19)	45
Less: Provision for income taxes	(10)	(7)	17
Change in net cash flow hedge gains, net of tax	(16)	(12)	28
Balance at end of period, net of tax	$2	$18	$30

Accumulated defined benefit pension and other postretirement plans adjustment:
Balance at beginning of period, net of tax	$(365)	$(470)	$(170)
Net defined benefit pension and other postretirement adjustment arising during the period	(100)	112	(488)
Less: Adjustment for amounts recognized as components of net periodic benefit cost during the period	(39)	(53)	(18)
Change in defined benefit pension and other postretirement plans adjustment before income taxes	(61)	165	(470)
Less: Provision for income taxes	(21)	60	(170)
Change in defined benefit pension and other postretirement plans adjustment, net of tax	(40)	105	(300)
Balance at end of period, net of tax	$(405)	$(365)	$(470)
Total accumulated other comprehensive loss at end of period, net of tax	$(389)	$(336)	$(309)

NET INCOME (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2010
Basic and Diluted Income (Loss) from Continuing Operations per Common Share

(in millions, except per share data)
Years Ended December 31	2010	2009	2008
Basic and diluted
Income from continuing operations	$260	$16	$212
Less:
Preferred stock dividends	29	134	17
Redemption discount accretion on preferred stock	94	-	-
Income allocated to participating securities	1	1	4
Income (loss) from continuing operations attributable to common shares	$136	$(119)	$191
Net income	$277	$17	$213
Less:
Preferred stock dividends	29	134	17
Redemption discount accretion on preferred stock	94	-	-
Income allocated to participating securities	1	1	4
Net income (loss) attributable to common shares	$153	$(118)	$192
Basic average common shares	170	149	149
Basic income (loss) from continuing operations per common share	$0.79	$(0.80)	$1.28
Basic net income (loss) per common share	0.90	(0.79)	1.29

Basic average common shares	170	149	149
Dilutive common stock equivalents:
Net effect of the assumed exercise of stock options	1	-	-
Net effect of the assumed exercise of warrants	2	-	-
Diluted average common shares	173	149	149
Diluted income (loss) from continuing operations per common share	$0.78	$(0.80)	$1.28
Diluted net income (loss) per common share	0.88	(0.79)	1.28

Average Shares Excluded from Diluted Net Income (Loss) per Share Computations due to Exercise Price Higher than Market Price

(shares in millions)	2010	2009	2008
Average outstanding options	15.1	17.6	19.7
Range of exercise prices	$36.24 - $64.50	$28.07 - $66.81	$33.69 - $71.58
Average outstanding warrants		11.5
Exercise price		$29.40

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Components of Share-Based Compensation Expense

(in millions)	2010	2009	2008
Total share-based compensation expense	$32	$32	$51
Related tax benefits recognized in net income	$12	$12	$19

Summary of Unrecognized Compensation Expense

(dollar amounts in millions)	December 31, 2010
Total unrecognized share-based compensation expense	$33
Weighted-average expected recognition period (in years)	2.5

Estimated Weighted-Average Grant-Date Fair Value per Option Share and the Underlying Binomial Option-Pricing Model Assumptions

Years Ended December 31	2010	2009	2008
Weighted-average grant-date fair value per option share	$11.07	$6.55	$9.54
Weighted-average assumptions:
Risk-free interest rates	3.73%	3.08%	3.73%
Expected dividend yield	3.00	4.62	4.62
Expected volatility factors of the market price of Comerica common stock	40	58	34
Expected option life (in years)	6.1	6.4	6.6

Summary of Corporation's Stock Option Activity and Related Information

		Weighted-Average
	Number of Options (in thousands)	Exercise Price per Share	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding-January 1, 2010	18,422	$49.52
Granted	2,374	35.45
Forfeited or expired	(1,566)	44.27
Exercised	(200)	25.99
Outstanding-December 31, 2010	19,030	48.44	4.8	$60
Outstanding, net of expected forfeitures - December 31, 2010	18,785	48.65	4.7	57
Exercisable-December 31, 2010	14,245	53.21	3.6	13

Summary of Restricted Stock Activity and Related Information

	Number of Shares (in thousands)	Weighted-Average Grant-Date Fair Value per Share
Outstanding-January 1, 2010	2,089	$36.82
Granted	177	39.24
Forfeited	(83)	33.72
Vested	(367)	52.35
Outstanding-December 31, 2010	1,816	$34.06

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2010
Changes in Plan Assets, Projected Benefit Obligation, and Other Information
dollar amounts in millions)	Defined Benefit Pension Plans				Postretirement Benefit Plan
	Qualified		Non-Qualified
	2010	2009	2010	2009	2010	2009
Change in fair value of plan assets:
Fair value of plan assets at January 1	$1,338	$1,080	$-	$-	$73	$74
Actual return on plan assets	172	200	-	-	4	7
Employer contributions	-	100	-	-	3	(1)
Benefits paid	(46)	(42)	-	-	(7)	(7)
Fair value of plan assets at December 31	$1,464	$1,338	$-	$-	$73	$73
Change in projected benefit obligation:
Projected benefit obligation at January 1	$1,213	$1,165	$156	$156	$84	$80
Service cost	28	28	3	4	-	-
Interest cost	73	69	9	9	4	5
Actuarial (gain) loss	141	(7)	16	(11)	1	6
Benefits paid	(46)	(42)	(7)	(6)	(7)	(7)
Plan change	-	-	-	4	-	-
Projected benefit obligation at December 31	$1,409	$1,213	$177	$156	$82	$84
Accumulated benefit obligation	$1,281	$1,096	$164	$142	$82	$84
Funded status at December 31 (a) (b)	$55	$125	$(177)	$(156)	$(9)	$(11)
Weighted-average assumptions used:
Discount rate	5.51%	5.92%	5.51%	5.92%	4.95%	5.41%
Rate of compensation increase	4.00	3.50	4.00	3.50	n/a	n/a
Healthcare cost trend rate:
Cost trend rate assumed for next year	n/a	n/a	n/a	n/a	8.00	8.00
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	n/a	5.00	5.00
Year when rate reaches the ultimate trend rate	n/a	n/a	n/a	n/a	2031	2030
Amounts recognized in accumulated other comprehensive income (loss) before income taxes:
Net actuarial gain (loss)	$(522)	$(461)	$(61)	$(49)	$(29)	$(30)
Prior service (cost) credit	(13)	(20)	6	7	(5)	(5)
Net transition obligation	-	-	-	-	(8)	(13)
Balance at December 31	$(535)	$(481)	$(55)	$(42)	$(42)	$(48)
(a)	Based on projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for postretirement benefit plan.
(b)

The Corporation recognizes the overfunded and underfunded status of the plans in "accrued income and other assets" and "accrued expenses and other liabilities," respectively, on the consolidated balance sheets.

n/a-not applicable

Change in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) Net of Tax

	Defined Benefit Pension Plans		Postretirement
(in millions)	Qualified	Non-Qualified	Benefit Plan	Total
Actuarial gain (loss) arising during the period	$(85)	$(15)	$-	$(100)
Amortization of net actuarial gain (loss)	25	4	1	30
Amortization of prior service (cost) credit	6	(2)	1	5
Amortization of transition obligation	-	-	4	4
Total recognized in other comprehensive income (loss)	$(54)	$(13)	$6	$(61)

Net Periodic Defined Benefit Cost and Postretirement Benefit Cost, the Actual Return (Loss) on Plan Assets and the Weighted-Average Assumptions

	Defined Benefit Pension Plans
(dollar amounts in millions)	Qualified				Non-Qualified
Years Ended December 31	2010	2009	2008		2010	2009	2008
Service cost	$28	$28	$28		$3	$4	$4
Interest cost	73	69	66		9	9	9
Expected return on plan assets	(116)	(104)	(100)		-	-	-
Amortization of prior service cost (credit)	6	6	7		(2)	(2)	(2)
Amortization of net loss	25	38	4		4	5	4
Recognition of special agreement benefits	-	-	-		-	4	-
Net periodic defined benefit cost	$16	$37	$5		$14	$20	$15
Actual return (loss) on plan assets	$172	$200	$(293)		$-	$-	$-
Actual rate of return (loss) on plan assets	13.10%	17.35%	(24.09	) %	n/a	n/a	n/a
Weighted-average assumptions used:
Discount rate	5.92%	6.03%	6.47%		5.92%	6.03%	6.47%
Expected long-term return on plan assets	8.00	8.25	8.25		n/a	n/a	n/a
Rate of compensation increase	3.50	4.00	4.00		3.50	4.00	4.00
n/a - not applicable (dollar amounts in millions)					Postretirement Benefit Plan
Years Ended December 31					2010	2009	2008
Interest cost					$4	$5	$5
Expected return on plan assets					(3)	(4)	(4)
Amortization of transition obligation					4	4	4
Amortization of prior service cost					1	1	-
Amortization of net loss					1	1	1
Net periodic postretirement benefit cost					$7	$7	$6
Actual return (loss) on plan assets					$4	$7	$(10)
Actual rate of return (loss) on plan assets					5.65%	10.74%	(11.36	) %
Weighted-average assumptions used:
Discount rate					5.41%	6.20%	6.15%
Expected long-term return on plan assets					5.00	5.00	5.00
Healthcare cost trend rate:
Cost trend rate assumed for next year					8.00	8.00	8.00
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)					5.00	5.00	5.00
Year that the rate reaches the ultimate trend rate					2030	2028	2013

Estimated Portion of Balances Remaining in Other Comprehensive Income (Loss) Expected to be Recognized as a Component of Net Periodic Benefit Cost in 2011

	Defined Benefit Pension Plans		Postretirement Benefit Plan	Total
(in millions)	Qualified	Non-Qualified
Net loss	$35	$5	$1	$41
Transition obligation	-	-	4	4
Prior service cost (credit)	4	(2)	1	3

Schedule One-Percentage-Point Change in 2010 Assumed Healthcare and Prescription Drug Cost Trend Rates

(in millions)	One-Percentage-Point
	Increase	Decrease
Effect on postretirement benefit obligation	$5	$(5)
Effect on total service and interest cost	-	-

Schedule of Qualified Defined Benefit Pension Plan Investments Measured at Fair Value on a Recurring Basis

(in millions)	Total	Level 1	Level 2	Level 3
December 31, 2010
Equity securities:
Collective investment and mutual funds	$538	$181	$357	$-
Common stock	371	370	1	-
Fixed income securities:
U.S. Treasury and other U.S. government agency bonds	198	198	-	-
Corporate and municipal bonds and notes	311	-	311	-
Collective investments and mutual funds	24	24	-	-
Private placements	28	-	-	28
Other assets:
Derivatives	1	-	1	-
Total investments at fair value	$1,471	$773	$670	$28
December 31, 2009
Equity securities:
Collective investment and mutual funds	$495	$163	$332	$-
Common stock	320	318	2	-
Fixed income securities:
U.S. Treasury and other U.S. government agency bonds	168	168	-	-
Corporate and municipal bonds and notes	288	-	288	-
Collateralized mortgage obligations	6	-	6	-
Collective investments and mutual funds	20	20	-	-
Private placements	28	-	-	28
Other assets:
Securities purchased under agreement to resell	5	-	5	-
Derivatives	1	-	1	-
Total investments at fair value	$1,331	$669	$634	$28

Summary of Changes in the Corporation's Qualified Defined Benefit Pension Plan's Level 3 Investments Measured at Fair Value on a Recurring Basis

(in millions)	Balance at Beginning of Period	Gains (Losses)		Purchases	Sales	Balance at End of Period
		Realized	Unrealized
Year ended December 31, 2010
Private placements	$28	$-	$1	$10	$(11)	$28
Year ended December 31, 2009
Private placements	$-	$-	$1	$33	$(6)	$28

Schedule of Estimated Future Benefit Payments

	Estimated Future Benefit Payments
(in millions)	Qualified Defined Benefit Pension Plan	Non-Qualified Defined Benefit Pension Plan	Postretirement Benefit Plan (a)
Years Ended December 31
2011	$51	$9	$7
2012	54	9	7
2013	58	10	7
2014	62	11	7
2015	66	11	7
2016 - 2020	407	63	32
(a)	Estimated benefit payments in the postretirement benefit plan are net of estimated Medicare subsidies.

INCOME TAXES AND TAX-RELATED ITEMS (Tables)	12 Months Ended
Dec. 31, 2010
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefit

(in millions)	Unrecognized Tax Benefits
Balance at January 1, 2010	$-
Increases as a result of tax positions taken during a prior period	9
Increase related to settlements with tax authorities	1
Balance at December 31, 2010	$10

Tax Years for Significant Jurisdictions that Remain Subject to Examination

Jurisdiction	Tax Years
Federal	2008-2009
California	2001-2009

Current and Deferred Components of the Provision for Income Taxes for Continuing Operations

(in millions)
December 31	2010	2009	2008
Current
Federal	$239	$(28)	$126
Foreign	6	6	10
State and local	12	3	22
Total current	257	(19)	158
Deferred
Federal	(202)	(102)	(86)
State and local	-	(10)	(13)
Total deferred	(202)	(112)	(99)
Total	$55	$(131)	$59

Principal Components of Deferred Tax Assets and Liabilities

(in millions)
December 31	2010	2009
Deferred tax assets:
Allowance for loan losses	$315	$344
Deferred loan origination fees and costs	30	27
Other comprehensive income	221	192
Foreign tax credit	14	13
Tax interest	-	7
Auction-rate securities	12	24
Other tax credits	51	-
Other temporary differences, net	65	72
Total deferred tax assets before valuation allowance	708	679
Valuation allowance	-	(1)
Total deferred tax assets, net of valuation allowance	708	678
Deferred tax liabilities:
Tax interest	(1)	-
Lease financing transactions	(287)	(458)
Allowance for depreciation	(32)	(42)
Employee benefits	(5)	(20)
Total deferred tax liabilities	(325)	(520)
Net deferred tax asset	$383	$158

Reconciliation of Expected Income Tax Expense at the Federal Statutory Rate to the Corporation's Provision for Income Taxes for Continuing Operations

(dollar amounts in millions)
Years Ended December 31	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
Tax based on federal statutory rate	$110	35.0%	$(40)	35.0%	$95	35.0%
State income taxes	7	2.4	(5)	3.9	5	2.0
Affordable housing and historic credits	(49)	(15.6)	(46)	40.2	(45)	(16.5)
Bank-owned life insurance	(15)	(4.9)	(14)	12.0	(15)	(5.5)
Disallowance of foreign tax credit	-	-	-	-	9	3.2
Termination of structured leasing transactions	-	-	(11)	9.8	-	-
Other changes in unrecognized tax benefits	2	0.6	1	(1.1)	10	3.7
Interest on income tax liabilities	3	1.0	(13)	10.9	6	2.0
Other	(3)	(1.0)	(3)	3.0	(6)	(2.2)
Provision (benefit) for income taxes	$55	17.5%	$(131)	113.7%	$59	21.7%

REGULATORY CAPITAL AND RESERVE REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Capital Position

(dollar amounts in millions)	Comerica Incorporated (Consolidated)	Comerica Bank
December 31, 2010
Tier 1 capital (minimum- $2.4 billion (Consolidated))	$6,027	$6,073
Total capital (minimum- $4.8 billion (Consolidated))	8,651	8,455
Risk-weighted assets	59,506	59,278
Average assets (fourth quarter)	53,541	53,306

Tier 1 capital to risk-weighted assets (minimum-4.0%)	10.13%	10.24%
Total capital to risk-weighted assets (minimum-8.0%)	14.54	14.26
Tier 1 capital to average assets (minimum-3.0%)	11.26	11.39
December 31, 2009
Tier 1 capital (minimum- $2.5 billion (Consolidated))	$7,704	$5,763
Total capital (minimum- $4.9 billion (Consolidated))	10,468	8,226
Risk-weighted assets	61,815	61,566
Average assets (fourth quarter)	58,153	57,837

Tier 1 capital to risk-weighted assets (minimum-4.0%)	12.46%	9.36%
Total capital to risk-weighted assets (minimum-8.0%)	16.93	13.36
Tier 1 capital to average assets (minimum-3.0%)	13.25	9.96

BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
Business Segment Financial Results
dollar amounts in millions) Year Ended December 31, 2010	Business Bank	Retail Bank		Wealth & Institutional Management		Finance	Other	Total
Earnings summary:
Net interest income (expense) (FTE)	$1,370	$531		$170		$(424)	$4	$1,651
Provision for loan losses	286	105		90		-	(1)	480
Noninterest income	303	174		240		60	12	789
Noninterest expenses	632	648		324		18	18	1,640
Provision (benefit) for income taxes (FTE)	226	(17)		(1)		(148)	-	60
Income from discontinued operations, net of tax	-	-		-		-	17	17
Net income (loss)	$529	$(31)		$(3)		$(234)	$16	$277
Net credit-related charge-offs	$424	$88		$52		$-	$-	$564

Selected average balances:
Assets	$30,673	$5,865		$4,863		$9,256	$4,896	$55,553
Loans	30,286	5,386		4,819		26	-	40,517
Deposits	19,001	16,974		2,762		638	111	39,486
Liabilities	18,979	16,937		2,744		9,917	908	49,485
Attributed equity	3,047	620		399		1,010	992	6,068

Statistical data:
Return on average assets (a)	1.73%	(0.18	) %	(0.06	) %	n/m	n/m	0.50%
Return on average attributed equity	17.38	(5.02)		(0.77)		n/m	n/m	2.74
Net interest margin (b)	4.52	3.13		3.53		n/m	n/m	3.24
Efficiency ratio	37.77	91.26		80.52		n/m	n/m	67.30

Year Ended December 31, 2009	Business Bank	Retail Bank		Wealth & Institutional Management	Finance	Other	Total
Earnings summary:
Net interest income (expense) (FTE)	$1,328	$510		$161	$(461)	$37	$1,575
Provision for loan losses	860	143		62	-	17	1,082
Noninterest income	291	190		269	292	8	1,050
Noninterest expenses	638	642		302	17	51	1,650
Provision (benefit) for income taxes (FTE)	(26)	(37)		23	(76)	(7)	(123)
Income from discontinued operations, net of tax	-	-		-	-	1	1
Net income (loss)	$147	$(48)		$43	$(110)	$(15)	$17
Net credit-related charge-offs	$712	$119		$38	$-	$-	$869

Selected average balances:
Assets	$36,102	$6,566		$4,883	$11,777	$3,481	$62,809
Loans	35,402	6,007		4,758	1	(6)	46,162
Deposits	15,395	17,409		2,654	4,564	69	40,091
Liabilities	15,605	17,378		2,645	19,586	496	55,710
Attributed equity	3,385	635		365	1,043	1,671	7,099

Statistical data:
Return on average assets (a)	0.41%	(0.27	) %	0.87%	n/m	n/m	0.03%
Return on average attributed equity	4.35	(7.63)		11.71	n/m	n/m	(2.37)
Net interest margin (b)	3.75	2.93		3.35	n/m	n/m	2.72
Efficiency ratio	39.40	91.69		72.60	n/m	n/m	69.25

(Table continues on following page)

(dollar amounts in millions) Year Ended December 31, 2008	Business Bank	Retail Bank	Wealth & Institutional Management (c)		Finance	Other	Total
Earnings summary:
Net interest income (expense) (FTE)	$1,277	$566	$148		$(147)	$(23)	$1,821
Provision for loan losses	543	123	25		-	(5)	686
Noninterest income	302	258	292		68	(27)	893
Noninterest expenses	709	645	422		11	(36)	1,751
Provision (benefit) for income taxes (FTE)	90	22	(3)		(42)	(2)	65
Income from discontinued operations, net of tax	-	-	-		-	1	1
Net income (loss)	$237	$34	$(4)		$(48)	$(6)	$213
Net credit-related charge-offs	$392	$64	$16		$-	$-	$472

Selected average balances:
Assets	$41,786	$7,074	$4,689		$10,011	$1,625	$65,185
Loans	40,867	6,342	4,542		1	13	51,765
Deposits	14,993	16,965	2,433		7,252	360	42,003
Liabilities	15,706	16,961	2,451		23,893	732	59,743
Attributed equity	3,276	676	336		927	227	5,442

Statistical data:
Return on average assets (a)	0.57%	0.19%	(0.09	) %	n/m	n/m	0.33%
Return on average attributed equity	7.24	4.98	(1.31)		n/m	n/m	3.79
Net interest margin (b)	3.12	3.34	3.23		n/m	n/m	3.02
Efficiency ratio	45.29	83.21	96.97		n/m	n/m	66.17
(a)	Return on average assets is calculated based on the greater of average assets or average liabilities and attributed equity.
(b)	Net interest margin is calculated based on the greater of average earning assets or average deposits and purchased funds.
(c)	2008 included an $88 million net charge ( $56 million, after-tax) related to the repurchase of auction-rate securities from customers.

FTE - Fully Taxable Equivalent

n/m – not meaningful

Market Segment Financial Results
(dollar amounts in millions) Year Ended December 31, 2010	Midwest	Western	Texas	Florida		Other Markets	International	Finance & Other Businesses	Total
Earnings summary:
Net interest income (expense) (FTE)	$816	$639	$318	$43		$182	$73	$(420)	$1,651
Provision for loan losses	199	148	48	33		60	(7)	(1)	480
Noninterest income	397	135	91	14		45	35	72	789
Noninterest expenses	751	432	253	44		90	34	36	1,640
Provision (benefit) for income taxes (FTE)	92	80	38	(7)		(23)	28	(148)	60
Income from discontinued operations, net of tax	-	-	-	-		-	-	17	17
Net income (loss)	$171	$114	$70	$(13)		$100	$53	$(218)	$277
Net credit-related charge-offs	$211	$212	$47	$30		$59	$5	$-	$564
Selected average balances:
Assets	$14,694	$12,904	$6,687	$1,567		$3,922	$1,627	$14,152	$55,553
Loans	14,510	12,705	6,480	1,578		3,653	1,565	26	40,517
Deposits	17,697	12,031	5,320	376		2,160	1,153	749	39,486
Liabilities	17,681	11,958	5,309	363		2,193	1,156	10,825	49,485
Attributed equity	1,427	1,320	667	164		340	148	2,002	6,068

Statistical data:
Return on average assets (a)	0.90%	0.86%	1.04%	(0.86	) %	2.56%	3.23%	n/m	0.50%
Return on average attributed equity	12.03	8.68	10.43	(8.20)		29.54	35.50	n/m	2.74
Net interest margin (b)	4.59	5.03	4.90	2.68		5.02	4.54	n/m	3.24
Efficiency ratio	61.69	55.75	61.88	77.99		40.84	31.55	n/m	67.30

(Table continues on following page)

(dollar amounts in millions) Year Ended December 31, 2009	Midwest	Western		Texas	Florida		Other Markets	International	Finance & Other Businesses	Total
Earnings summary:
Net interest income (expense) (FTE)	$801	$623		$298	$44		$164	$69	$(424)	$1,575
Provision for loan losses	437	358		85	59		93	33	17	1,082
Noninterest income	434	133		86	12		52	33	300	1,050
Noninterest expenses	758	434		238	37		84	31	68	1,650
Provision (benefit) for income taxes (FTE)	-	(20)		21	(17)		(38)	14	(83)	(123)
Income from discontinued operations, net of tax	-	-		-	-		-	-	1	1
Net income (loss)	$40	$(16)		$40	$(23)		$77	$24	$(125)	$17
Net credit-related charge-offs	$345	$327		$53	$48		$78	$18	$-	$869

Selected average balances:
Assets	$17,203	$14,479		$7,604	$1,741		$4,570	$1,954	$15,258	$62,809
Loans	16,592	14,281		7,384	1,745		4,256	1,909	(5)	46,162
Deposits	17,105	11,104		4,512	311		1,598	828	4,633	40,091
Liabilities	17,323	11,022		4,516	300		1,650	817	20,082	55,710
Attributed equity	1,557	1,378		697	173		416	164	2,714	7,099

Statistical data:
Return on average assets (a)	0.21%	(0.11	) %	0.52%	(1.34	) %	1.67%	1.25%	n/m	0.03%
Return on average attributed equity	2.60	(1.17)		5.65	(13.54)		18.41	14.93	n/m	(2.37)
Net interest margin (b)	4.68	4.36		4.03	2.50		3.85	3.53	n/m	2.72
Efficiency ratio	61.33	57.46		61.93	66.96		41.82	30.31	n/m	69.25

Year Ended December 31, 2008	Midwest	Western		Texas	Florida		Other Markets (c)	International	Finance & Other Businesses	Total
Earnings summary:
Net interest income (expense) (FTE)	$771	$668		$292	$47		$152	$61	$(170)	$1,821
Provision for loan losses	155	379		51	40		62	4	(5)	686
Noninterest income	523	139		94	16		49	31	41	893
Noninterest expenses	809	450		246	42		188	41	(25)	1,751
Provision (benefit) for income taxes (FTE)	126	(2)		36	(6)		(63)	18	(44)	65
Income from discontinued operations, net of tax	-	-		-	-		-	-	1	1
Net income (loss)	$204	$(20)		$53	$(13)		$14	$29	$(54)	$213
Net credit-related charge-offs	$152	$241		$25	$27		$26	$1	$-	$472

Selected average balances:
Assets	$19,438	$16,855		$8,039	$1,896		$4,972	$2,349	$11,636	$65,185
Loans	18,719	16,565		7,776	1,892		4,560	2,239	14	51,765
Deposits	16,026	11,918		4,023	288		1,387	749	7,612	42,003
Liabilities	16,658	11,894		4,040	283		1,493	750	24,625	59,743
Attributed equity	1,634	1,339		627	130		401	157	1,154	5,442

Statistical data:
Return on average assets (a)	1.05%	(0.12	) %	0.66%	(0.70	) %	0.29%	1.25%	n/m	0.33%
Return on average attributed equity	12.46	(1.52)		8.45	(10.26)		3.58	18.69	n/m	3.79
Net interest margin (b)	4.10	4.03		3.74	2.46		3.30	2.66	n/m	3.02
Efficiency ratio	65.32	55.97		64.60	67.78		95.59	43.80	n/m	66.17
(a)	Return on average assets is calculated based on the greater of average assets or average liabilities and attributed equity.
(b)	Net interest margin is calculated based on the greater of average earning assets or average deposits and purchased funds.
(c)	2008 included an $88 million net charge ( $56 million, after-tax) related to the repurchase of auction-rate securities from customers.

FTE—Fully Taxable Equivalent

n/m – not meaningful

PARENT COMPANY FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Balance Sheets - Comerica Incorporated

(in millions, except share data)
December 31	2010	2009
Assets
Cash and due from subsidiary bank	$-	$5
Short-term investments with subsidiary bank	327	2,150
Other short-term investments	86	86
Investment in subsidiaries, principally banks	5,957	5,710
Premises and equipment	4	4
Other assets	181	186
Total assets	$6,555	$8,141
Liabilities and Shareholders' Equity
Medium- and long-term debt	$635	$986
Other liabilities	127	126
Total liabilities	762	1,112
Fixed rate cumulative perpetual preferred stock, series F, no par value, $1,000 liquidation value per share:
Authorized—2,250,000 shares
Issued—2,250,000 shares at 12/31/09	-	2,151
Common stock— $5 par value:
Authorized—325,000,000 shares
Issued—203,878,110 shares at 12/31/10 and 178,735,252 shares at 12/31/09	1,019	894
Capital surplus	1,481	740
Accumulated other comprehensive loss	(389)	(336)
Retained earnings	5,247	5,161
Less cost of common stock in treasury—27,342,518 shares at 12/31/10 and 27,555,623 shares at 12/31/09	(1,565)	(1,581)
Total shareholders' equity	5,793	7,029
Total liabilities and shareholders' equity	$6,555	$8,141

Statements of Income - Comerica Incorporated

(in millions)
Years Ended December 31	2010	2009	2008
Income
Income from subsidiaries
Dividends from subsidiaries	$34	$59	$267
Other interest income	1	4	4
Intercompany management fees	104	44	156
Other noninterest income	5	6	(32)
Total income	144	113	395

Expenses
Interest on medium- and long-term debt	30	42	50
Salaries and employee benefits	105	88	74
Net occupancy expense	8	9	8
Equipment expense	1	1	1
Other noninterest expenses	56	47	55
Total expenses	200	187	188
Income (loss) before provision (benefit) for income taxes and equity in undistributed earnings of subsidiaries	(56)	(74)	207
Provision (benefit) for income taxes	(31)	(47)	(25)
Income (loss) before equity in undistributed earnings of subsidiaries	(25)	(27)	232
Equity in undistributed earnings (losses) of subsidiaries, principally banks	302	44	(19)
Net income	277	17	213
Less:
Preferred stock dividends	123	134	17
Income allocated to participating securities	1	1	4
Net income (loss) attributable to common shares	$153	$(118)	$192

Statements of Cash Flows - Comerica Incorporated

(in millions)
Years Ended December 31	2010	2009	2008
Operating Activities
Net income	$277	$17	$213
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (earnings) losses of subsidiaries, principally banks	(302)	(44)	19
Depreciation and software amortization	1	1	1
Share-based compensation expense	12	12	18
Provision (benefit) for deferred income taxes	3	1	(10)
Excess tax benefits from share-based compensation arrangements	(1)	-	-
Other, net	18	14	19
Net cash provided by operating activities	8	1	260

Investing Activities
Net proceeds from private equity and venture capital investments	3	-	2
Net increase in fixed assets	-	-	(2)
Net cash provided by investing activities	3	-	-

Financing Activities
Proceeds from issuance of medium- and long-term debt	298	-	-
Repayment of medium- and long-term debt	(666)	-	-
Proceeds from issuance of common stock	849	-	-
Redemption of preferred stock	(2,250)
Proceeds from issuance of preferred stock and related warrant	-	-	2,250
Proceeds from issuance of common stock under employee stock plans	5	-	1
Excess tax benefits from share-based compensation arrangements	1	-	-
Purchase of common stock for treasury	(4)	(1)	(1)
Dividends paid on common stock	(34)	(72)	(395)
Dividends paid on preferred stock	(38)	(113)	-
Net cash (used in) provided by financing activities	(1,839)	(186)	1,855
Net (decrease) increase in cash and cash equivalents	(1,828)	(185)	2,115
Cash and cash equivalents at beginning of year	2,155	2,340	225
Cash and cash equivalents at end of year	$327	$2,155	$2,340
Interest paid	$40	$44	$51
Income taxes recovered	$(35)	$(45)	$(3)

SALES OF BUSINESSES/DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2010
Net Income from Discontinued Operations

(in millions, except per share data)	2010	2009	2008
Income from discontinued operations before income taxes	$27	$2	$2
Provision for income taxes	10	1	1
Net income from discontinued operations	$17	$1	$1
Earnings per common share from discontinued operations:
Basic	$0.11	$0.01	$0.01
Diluted	0.10	0.01	-

SUMMARY OF QUARTERLY FINANCIAL STATEMENTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Quarterly Financial Statements (Unaudited)

(in millions, except per share data)	2010
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$445	$456	$476	$476
Interest expense	40	52	54	61
Net interest income	405	404	422	415
Provision for loan losses	57	122	126	175
Net securities gains	-	-	1	2
Noninterest income (excluding net securities gains)	215	186	193	192
Noninterest expenses	437	402	397	404
Provision (benefit) for income taxes	30	7	23	(5)
Income from continuing operations	96	59	70	35
Income from discontinued operations, net of tax	-	-	-	17
Net income	96	59	70	52
Less:
Preferred stock dividends	-	-	-	123
Income allocated to participating securities	1	-	1	-
Net income (loss) attributable to common shares	$95	$59	$69	$(71)
Basic earnings per common share:
Income (loss) from continuing operations	$0.54	$0.34	$0.40	$(0.57)
Net income (loss)	0.54	0.34	0.40	(0.46)

Diluted earnings per common share:
Income (loss) from continuing operations	0.53	0.33	0.39	(0.57)
Net income (loss)	0.53	0.33	0.39	(0.46)

(in millions, except per share data)	2009
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$479	$511	$552	$563
Interest expense	83	126	150	179
Net interest income	396	385	402	384
Provision for loan losses	256	311	312	203
Net securities gains	10	107	113	13
Noninterest income (excluding net securities gains)	204	208	185	210
Noninterest expenses	425	399	429	397
Provision (benefit) for income taxes	(42)	(29)	(59)	(1)
Income (loss) from continuing operations	(29)	19	18	8
Income from discontinued operations, net of tax	-	-	-	1
Net income (loss)	(29)	19	18	9
Less:
Preferred stock dividends	33	34	34	33
Income allocated to participating securities	-	1	-	-
Net loss attributable to common shares	$(62)	$(16)	$(16)	$(24)
Basic earnings per common share:
Loss from continuing operations	$(0.42)	$(0.10)	$(0.11)	$(0.17)
Net loss	(0.42)	(0.10)	(0.11)	(0.16)

Diluted earnings per common share:
Loss from continuing operations	(0.42)	(0.10)	(0.11)	(0.17)
Net loss	(0.42)	(0.10)	(0.11)	(0.16)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Loans and Leases Receivable, Deferred Income	$ 370	$ 405

PENDING ACQUISITION (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Subsequent Event, Date	Jan 18, 2011
Subsequent Event, Description	Corporation announced a definitive agreement to acquire Sterling Bancshares, Inc. ("Sterling"), a bank holding company headquartered in Houston, Texas, in a stock-for-stock transaction.
Assets	$ 53,667,000,000	$ 59,249,000,000
Total loans	40,236,000,000	42,161,000,000	50,505,000,000
Liabilities	47,874,000,000	52,220,000,000
Deposits	40,471,000,000	39,665,000,000
Sterling Bancshares [Member]
Number of banking centers	57
Assets	5,200,000,000
Total loans	2,800,000,000
Investment securities	1,600,000,000
Liabilities	4,600,000,000
Deposits	4,300,000,000
Stock conversion ratio	0.2365
Common Stock, Shares, Outstanding	102
Estimated amount of goodwill at closing	745,000,000
Parent Company [Member]
Assets	6,555,000,000	8,141,000,000
Liabilities	$ 762,000,000	$ 1,112,000,000

FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
ARS portfolio redeemed or sold since acquisition, percentage	50.00%
Federal Home Loan Bank stock	$ 128	$ 271
Federal Reserve Bank stock	59	59
Fair value losses on impaired loans	398	576
Fair value losses related to write-downs on nonmarketable equity securities	6	13
Commitments to fund additional investments in nonmarketable equity securities	2	3
Fair value losses related to write-downs of other real estate	23	34
Gain (loss) on sales of other real estate	7	(2)
Significant transfers between Level 1 and Level 2 of the fair value hierarchy	0	0
Transfers into or out of Level 3 of the fair value hierarchy	0	0
Fair Value Assets Measured On Nonrecurring Basis Loan Servicing Rights	$ 5	$ 7

FAIR VALUE MEASUREMENTS (Assets and Liabilities Recorded at Fair Value on a Recurring Basis) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Trading securities	$ 118		$ 107
Investment securities available-for-sale	7,560		7,416
Derivative assets	703	[1]	671	[1]
Total assets at fair value	8,381	[1]	8,194	[1]
Derivative liabilities	401	[2]	410	[2]
Deferred compensation plan liabilities	86	[2]	86	[2]
Total liabilities at fair value	487		496
Interest Rate Contracts [Member]
Derivative assets	542	[1]	492	[1]
Derivative liabilities	249	[2]	240	[2]
Interest Rate Contracts [Member] | Level 2 [Member]
Derivative assets	542	[1]	492	[1]
Derivative liabilities	249	[2]	240	[2]
Energy Derivative Contracts [Member]
Derivative assets	103	[1]	137	[1]
Derivative liabilities	103	[2]	136	[2]
Energy Derivative Contracts [Member] | Level 2 [Member]
Derivative assets	103	[1]	137	[1]
Derivative liabilities	103	[2]	136	[2]
Foreign Exchange Contracts [Member]
Derivative assets	51	[1]	35	[1]
Derivative liabilities	48	[2]	34	[2]
Foreign Exchange Contracts [Member] | Level 2 [Member]
Derivative assets	51	[1]	35	[1]
Derivative liabilities	48	[2]	34	[2]
Warrants [Member]
Derivative assets	7	[1]	7	[1]
Warrants [Member] | Level 3 [Member]
Derivative assets	7	[1]	7	[1]
Other derivative liabilities [Member]
Derivative liabilities	1	[2]
Other derivative liabilities [Member] | Level 3 [Member]
Derivative liabilities	1	[2]
Corporate debt securities [Member]
Trading securities	4		3
Corporate debt securities [Member] | Level 2 [Member]
Trading securities	4		3
Other corporate debt securities [Member]
Investment securities available-for-sale	26		50
Other corporate debt securities [Member] | Level 2 [Member]
Investment securities available-for-sale	25		43
Other corporate debt securities [Member] | Level 3 [Member]
Investment securities available-for-sale	1		7
Other securities [Member]
Trading securities	1
Other securities [Member] | Level 3 [Member]
Trading securities	1
State and municipal securities [Member]
Trading securities	19		15
State and municipal securities [Member] | Level 2 [Member]
Trading securities	19		15
State and municipal securities [Member]
Investment securities available-for-sale	39	[3]	47	[3]
State and municipal securities [Member] | Level 2 [Member]
Investment securities available-for-sale			1	[3]
State and municipal securities [Member] | Level 3 [Member]
Investment securities available-for-sale	39	[3]	46	[3]
Auction-rate debt securities [Member]
Investment securities available-for-sale	1		150
Auction-rate debt securities [Member] | Level 3 [Member]
Investment securities available-for-sale	1		150
Deferred compensation plan assets [Member]
Trading securities	86		86
Deferred compensation plan assets [Member] | Level 1 [Member]
Trading securities	86		86
Auction-rate preferred securities [Member]
Investment securities available-for-sale	570		706
Auction-rate preferred securities [Member] | Level 3 [Member]
Investment securities available-for-sale	570		706
Money market and other mutual funds [Member]
Investment securities available-for-sale	84		99
Money market and other mutual funds [Member] | Level 1 [Member]
Investment securities available-for-sale	84		99
Residential Mortgage-Backed Securities [Member]
Trading securities	7	[4]	3	[4]
Investment securities available-for-sale	6,709	[4]	6,261	[4]
Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Trading securities	7	[4]	3	[4]
Investment securities available-for-sale	6,709	[4]	6,261	[4]
U.S. Treasury and other U.S. government agency securities [Member]
Investment securities available-for-sale	131		103
U.S. Treasury and other U.S. government agency securities [Member] | Level 1 [Member]
Investment securities available-for-sale	131		103
U.S. Treasury and other U.S. government agency securities [Member]
Investment securities available-for-sale	131		103
Other government sponsored enterprise securities [Member]
Trading securities	1
Other government sponsored enterprise securities [Member] | Level 2 [Member]
Trading securities	1
Level 1 [Member]
Trading securities	86		86
Investment securities available-for-sale	215		202
Total assets at fair value	301	[1]	288	[1]
Deferred compensation plan liabilities	86	[2]	86	[2]
Total liabilities at fair value	86		86
Level 2 [Member]
Trading securities	31		21
Investment securities available-for-sale	6,734		6,305
Derivative assets	696	[1]	664	[1]
Total assets at fair value	7,461	[1]	6,990	[1]
Derivative liabilities	400	[2]	410	[2]
Total liabilities at fair value	400		410
Level 3 [Member]
Trading securities	1
Investment securities available-for-sale	611		909
Derivative assets	7	[1]	7	[1]
Total assets at fair value	619	[1]	916	[1]
Derivative liabilities	1	[2]
Total liabilities at fair value	$ 1

[1]	Recorded in "accrued income and other assets" on the consolidated balance sheets.
[2]	Recorded in "accrued expenses and other liabilities" on the consolidated balance sheets.
[3]	Primarily auction-rate securities.
[4]	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.

FAIR VALUE MEASUREMENTS (Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Warrants [Member] | Derivative assets [Member]
Balance at beginning of period	$ 7		$ 8
Realized gain (loss) included in earnings	2		3
Unrealized gain (loss) included in earnings	1		3
Purchases	1
Sales	(4)		(7)
Balance at end of period	7		7
Other derivative liabilities [Member]
Balance at Beginning of Period			5
Realized gain (loss) included in earnings	(4)		(2)
Unrealized gain (loss) included in earnings	(1)
Settlements	(4)		(7)
Balance at End of Period	1
State and municipal securities [Member] | Total investment securities available-for-sale [Member]
Balance at beginning of period	46		65
Realized gain (loss) included in earnings	(1)
Gain (loss) included in other comprehensive income (Pre-tax)	(2)		(2)
Sales	(4)		(17)
Balance at end of period	39		46
State and municipal securities [Member] | Total trading securities [Member]
Balance at beginning of period			29
Purchases	3
Sales	(3)		(29)
Total investment securities available-for-sale [Member] | State and municipal securities [Member]
Realized gain (loss) included in earnings	(1)	[1]
Other securities [Member] | Total trading securities [Member]
Unrealized gain (loss) included in earnings	1
Balance at end of period	1
Auction-rate preferred securities [Member] | Total investment securities available-for-sale [Member]
Balance at beginning of period	706		936
Realized gain (loss) included in earnings	6		14
Gain (loss) included in other comprehensive income (Pre-tax)	(21)		13
Sales	(121)		(257)
Balance at end of period	570		706
Other corporate debt securities [Member] | Total investment securities available-for-sale [Member]
Balance at beginning of period	7		5
Realized gain (loss) included in earnings	27
Unrealized gain (loss) included in earnings			2
Settlements	(33)
Balance at end of period	1		7
Corporate debt securities [Member] | Total trading securities [Member]
Balance at beginning of period			5
Sales			(5)
Total investment securities available-for-sale [Member] | Auction-rate debt securities [Member]
Balance at beginning of period	150		147
Realized gain (loss) included in earnings	3
Gain (loss) included in other comprehensive income (Pre-tax)	5		5
Sales	(157)		(2)
Balance at end of period	1		150
Total investment securities available-for-sale [Member]
Balance at beginning of period	909		1,153
Realized gain (loss) included in earnings	35		14
Unrealized gain (loss) included in earnings			2
Gain (loss) included in other comprehensive income (Pre-tax)	(18)		16
Sales	(282)		(276)
Settlements	(33)
Balance at end of period	611		909
Total trading securities [Member]
Balance at beginning of period			34
Unrealized gain (loss) included in earnings	1
Purchases	3
Sales	(3)		(34)
Balance at end of period	$ 1

[1]	Primarily auction-rate securities.

FAIR VALUE MEASUREMENTS (Realized and Unrealized Gains and Losses Due to Changes in Fair Value ) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Other derivative liabilities [Member] | Net Securities Gains (Losses) [Member]
Realized gains (losses) on liabilities recorded in earnings, fair value	$ (4)		$ (2)
Unrealized gains (losses) on liabilities recorded in earnings, fair value	(1)
Net Securities Gains (Losses) [Member] | Auction-rate preferred securities [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	6		14
Net Securities Gains (Losses) [Member] | Auction-rate debt securities [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	3
Net Securities Gains (Losses) [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	8		14
Net Securities Gains (Losses) [Member] | Total investment securities available-for-sale [Member] | State and municipal securities [Member]
Realized gains (losses) on assets recorded in earnings, fair value	(1)	[1]
Warrants [Member] | Other Noninterest Income [Member] | Derivative assets [Member]
Realized gains (losses) on assets recorded in earnings, fair value	2		3
Unrealized gains (losses) on assets recorded in earnings, fair value	1		3
Other Noninterest Income [Member] | Other securities [Member] | Total trading securities [Member]
Unrealized gains (losses) on assets recorded in earnings, fair value	1
Discontinued Operations [Member] | Other corporate debt securities [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	27
Unrealized gains (losses) on assets recorded in earnings, fair value			2
Discontinued Operations [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	27
Unrealized gains (losses) on assets recorded in earnings, fair value			2
Warrants [Member] | Derivative assets [Member]
Realized gains (losses) on assets recorded in earnings, fair value	2		3
Unrealized gains (losses) on assets recorded in earnings, fair value	1		3
Warrants [Member] | Derivative assets [Member]
Realized gains (losses) on assets recorded in earnings, fair value	2		3
Unrealized gains (losses) on assets recorded in earnings, fair value	1		3
Other derivative liabilities [Member]
Realized gains (losses) on liabilities recorded in earnings, fair value	(4)		(2)
Unrealized gains (losses) on liabilities recorded in earnings, fair value	(1)
Auction-rate preferred securities [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	6		14
Other corporate debt securities [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	27
Unrealized gains (losses) on assets recorded in earnings, fair value			2
Auction-rate debt securities [Member] | Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	3
Other securities [Member] | Total trading securities [Member]
Unrealized gains (losses) on assets recorded in earnings, fair value	1
Other securities [Member] | Total trading securities [Member]
Unrealized gains (losses) on assets recorded in earnings, fair value	1
Total investment securities available-for-sale [Member] | State and municipal securities [Member]
Realized gains (losses) on assets recorded in earnings, fair value	(1)	[1]
Total trading securities [Member]
Unrealized gains (losses) on assets recorded in earnings, fair value	1
Total investment securities available-for-sale [Member]
Realized gains (losses) on assets recorded in earnings, fair value	35		14
Unrealized gains (losses) on assets recorded in earnings, fair value			$ 2

[1]	Primarily auction-rate securities.

FAIR VALUE MEASUREMENTS (Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Total assets at fair value on a nonrecurring basis	$ 907		$ 991
Commercial Loans [Member] | Total loans [Member]
Total assets at fair value on a nonrecurring basis	200		191
Commercial Loans [Member] | Total loans [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	200		191
Residential Mortgage Loans Held for Sale [Member]
Total assets at fair value on a nonrecurring basis	6		6
Residential Mortgage Loans Held for Sale [Member] | Level 2 [Member]
Total assets at fair value on a nonrecurring basis	6		6
Real estate construction loans [Member] | Total loans [Member]
Total assets at fair value on a nonrecurring basis	247		474
Real estate construction loans [Member] | Total loans [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	247		474
Commercial mortgage loans [Member] | Total loans [Member]
Total assets at fair value on a nonrecurring basis	398		231
Commercial mortgage loans [Member] | Total loans [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	398		231
Lease financing loans [Member] | Total loans [Member]
Total assets at fair value on a nonrecurring basis	7		14
Lease financing loans [Member] | Total loans [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	7		14
International Loan [Member] | Total loans [Member]
Total assets at fair value on a nonrecurring basis	2		29
International Loan [Member] | Total loans [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	2		29
Nonmarketable equity securities [Member]
Total assets at fair value on a nonrecurring basis	9	[1]	8	[1]
Nonmarketable equity securities [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	9	[1]	8	[1]
Other real estate [Member]
Total assets at fair value on a nonrecurring basis	33	[2]	31	[2]
Other real estate [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	33	[2]	31	[2]
Loan servicing rights [Member]
Total assets at fair value on a nonrecurring basis	5		7
Loan servicing rights [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	5		7
Total loans [Member]
Total assets at fair value on a nonrecurring basis	854	[3]	939	[3]
Total liabilities at fair value on a nonrecurring basis	854		939
Total loans [Member] | Level 3 [Member]
Total assets at fair value on a nonrecurring basis	854	[3]	939	[3]
Level 2 [Member]
Total assets at fair value on a nonrecurring basis	6		6
Level 3 [Member]
Total assets at fair value on a nonrecurring basis	$ 901		$ 985

[1]	The Corporation recorded $6 million and $13 million in fair value losses related to write-downs on nonmarketable equity securities (included in "other noninterest income" on the consolidated statements of income) during the years ended December 31, 2010 and 2009, respectively, based on the estimated fair value of the funds. At December 31, 2010 and 2009, commitments to fund additional investments in nonmarketable equity securities recorded at fair value on a nonrecurring basis totaled approximately $2 million and $3 million, respectively.
[2]	Represents the fair value of other real estate written down subsequent to initial acquisition. The Corporation recorded $23 million and $34 million in fair value losses related to write-downs of other real estate, based on the estimated fair value of the property, and recognized a net gain of $7 million and a net loss of $2 million on sales of other real estate during the years ended December 31, 2010 and 2009, respectively, (included in "other real estate expense" on the consolidated statements of income).
[3]	The Corporation recorded $398 million and $576 million in fair value losses on impaired loans (included in "provision for loan losses" on the consolidated statements of income) during the years ended December 31, 2010 and 2009, respectively, based on the estimated fair value of the underlying collateral.

FAIR VALUE MEASUREMENTS (Carrying Amount and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Carrying Amount [Member]		Dec. 31, 2009 Carrying Amount [Member]		Dec. 31, 2010 Estimated Fair Value [Member]		Dec. 31, 2009 Estimated Fair Value [Member]
Cash and due from banks	$ 668	$ 774	$ 668		$ 774		$ 668		$ 774
Interest-bearing deposits with banks	1,415	4,843	1,415		4,843		1,415		4,843
Loans held-for-sale			23		30		23		30
Total loans, net of allowance for loan losses	39,335	41,176	39,335	[1]	41,176	[1]	39,212	[1]	41,098	[1]
Customers' liability on acceptances outstanding	9	11	9		11		9		11
Nonmarketable equity securities			47	[2]	57	[2]	77	[2]	61	[2]
Loan servicing rights			5	[3]	7	[3]	5	[3]	7	[3]
Demand deposits (noninterest-bearing)	15,538	15,871	15,538		15,871		15,538		15,871
Interest-bearing deposits	24,933	23,794	24,933		23,794		24,945		23,814
Total deposits	40,471	39,665	40,471		39,665		40,483		39,685
Short-term borrowings	130	462	130		462		130		462
Acceptances outstanding	9	11	9		11		9		11
Medium- and long-term debt	6,138	11,060	6,138		11,060		6,008		10,723
Credit-related financial instruments			$ (99)		$ (89)		$ (99)		$ (89)

[1]	Included $854 million and $939 million of impaired loans recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.
[2]	Included $9 million and $8 million of nonmarketable equity securities recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.
[3]	Included $5 million and $7 million of loan servicing rights recorded at fair value on a nonrecurring basis at December 31, 2010 and 2009, respectively.

INVESTMENT SECURITIES (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2010	Jan. 31, 2011 State and Municipal Auction-Rate Securities [Member]	Dec. 31, 2010 State and Municipal Auction-Rate Securities [Member]	Dec. 31, 2010 Residential Mortgage-Backed Securities [Member]	Jan. 31, 2011 Auction-rate debt securities [Member]	Dec. 31, 2010 Auction-rate debt securities [Member]	Dec. 31, 2010 Total investment securities available-for-sale [Member]	Jan. 31, 2011 Auction-rate preferred securities [Member]	Dec. 31, 2010 Auction-rate preferred securities [Member]
Percent of auction-rate securities with credit rated Aaa/AAA or adequately collateralized	As of December 31, 2010, 93 percent of the Corporation's auction-rate portfolio was either rated Aaa/AAA by the credit rating agencies (88 percent) or adequately collateralized (five percent).
Securities with no credit impairment in unrealized loss position	380		30	38		2			310
Total, amortized cost	$ 6,857,000,000			$ 6,653,000,000		$ 45,000,000
Total, fair value	6,906,000,000			6,709,000,000		39,000,000
Carrying Value of Securities Pledged							1,900,000,000
Liabilities secured by pledged collateral							1,600,000,000
Auction-rate securites redeemed subsequent to reporting period		14,000,000			67,000,000			53,000,000
Auction-rate securites to be redeemed subsequent to reporting period								$ 62,000,000

INVESTMENT SECURITIES (Investment Securities Available-For-Sale) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Amortized Cost	$ 7,538		$ 7,398
Gross Unrealized Gains	98		59
Gross Unrealized Losses	76		41
Total investment securities available-for-sale Fair Value	7,560		7,416
U.S. Treasury and other U.S. government agency securities [Member]
Amortized Cost	131		103
Gross Unrealized Gains
Gross Unrealized Losses
Total investment securities available-for-sale Fair Value	131		103
Residential Mortgage-Backed Securities [Member]
Amortized Cost	6,653	[1]	6,228	[1]
Gross Unrealized Gains	95	[1]	51	[1]
Gross Unrealized Losses	39	[1]	18	[1]
Total investment securities available-for-sale Fair Value	6,709	[1]	6,261	[1]
Residential Mortgage-Backed Securities [Member]
Total investment securities available-for-sale Fair Value	6,709	[1]	6,261	[1]
Auction-rate debt securities [Member]
Amortized Cost	1		156
Gross Unrealized Gains
Gross Unrealized Losses			6
Total investment securities available-for-sale Fair Value	1		150
Other corporate debt securities [Member]
Amortized Cost	26		50
Gross Unrealized Gains
Gross Unrealized Losses
Total investment securities available-for-sale Fair Value	26		50
State and municipal securities [Member]
Amortized Cost	46	[2]	51	[2]
Gross Unrealized Gains		[2]		[2]
Gross Unrealized Losses	7	[2]	4	[2]
Total investment securities available-for-sale Fair Value	39	[2]	47	[2]
Auction-rate preferred securities [Member]
Amortized Cost	597		711
Gross Unrealized Gains	3		8
Gross Unrealized Losses	30		13
Total investment securities available-for-sale Fair Value	570		706
Money market and other mutual funds [Member]
Amortized Cost	84		99
Gross Unrealized Gains
Gross Unrealized Losses
Total investment securities available-for-sale Fair Value	$ 84		$ 99

[1]	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.
[2]	Primarily auction-rate securities.

INVESTMENT SECURITIES (Investment Securities Available-For-Sale in an Unrealized Loss Position) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Unrealized loss position Impaired Less than 12 months Fair Value	$ 1,702		$ 2,269
Unrealized loss position Impaired Less than 12 months Unrealized Losses	39		37
Unrealized loss position Impaired 12 months or more Fair Value	475		46
Unrealized loss position Impaired 12 months or more Unrealized Losses	37		4
Impaired Total Fair Value	2,177		2,315
Impaired Total Unrealized Losses	76		41
State and municipal securities [Member]
Unrealized loss position Impaired Less than 12 months Fair Value		[1]		[1]
Unrealized loss position Impaired Less than 12 months Unrealized Losses		[1]		[1]
Unrealized loss position Impaired 12 months or more Fair Value	38	[1]	46	[1]
Unrealized loss position Impaired 12 months or more Unrealized Losses	7	[1]	4	[1]
Impaired Total Fair Value	38	[1]	46	[1]
Impaired Total Unrealized Losses	7	[1]	4	[1]
Residential Mortgage-Backed Securities [Member]
Unrealized loss position Impaired Less than 12 months Fair Value	1,702	[2]	1,609	[2]
Unrealized loss position Impaired Less than 12 months Unrealized Losses	39	[2]	18	[2]
Unrealized loss position Impaired 12 months or more Fair Value		[2]		[2]
Unrealized loss position Impaired 12 months or more Unrealized Losses		[2]		[2]
Impaired Total Fair Value	1,702	[2]	1,609	[2]
Impaired Total Unrealized Losses	39	[2]	18	[2]
Auction-rate debt securities [Member]
Unrealized loss position Impaired Less than 12 months Fair Value			150
Unrealized loss position Impaired Less than 12 months Unrealized Losses			6
Unrealized loss position Impaired 12 months or more Fair Value	1
Unrealized loss position Impaired 12 months or more Unrealized Losses
Impaired Total Fair Value	1		150
Impaired Total Unrealized Losses			6
Auction-rate preferred securities [Member]
Unrealized loss position Impaired Less than 12 months Fair Value			510
Unrealized loss position Impaired Less than 12 months Unrealized Losses			13
Unrealized loss position Impaired 12 months or more Fair Value	436
Unrealized loss position Impaired 12 months or more Unrealized Losses	30
Impaired Total Fair Value	436		510
Impaired Total Unrealized Losses	$ 30		$ 13

[1]	Primarily auction-rate securities.
[2]	Residential mortgage-backed securities issued and/or guaranteed by FNMA, FHLMC or GNMA.

INVESTMENT SECURITIES (Investment Securities Available-For-Sale Resulted in Realized Gains and Losses) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Securities gains	$ 13	$ 245	$ 68
Securities losses	(10)	(2)	(1)
Total net securities gains	$ 3	$ 243	$ 67

INVESTMENT SECURITIES (Summarization of the Amortized Cost and Fair Values of Debt Securities by Contractual Maturity) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total investment securities available-for-sale Amortized Cost	$ 7,538	$ 7,398
Total investment securities available-for-sale Fair Value	7,560	7,416
Within one year Amortized Cost	157
After one year through five years Amortized Cost	229
After five years through ten years Amortized Cost	136
After ten years Amortized Cost	6,335
Subtotal Amortized Cost	6,857
Within one year Fair Value	157
After one year through five years Fair Value	239
After five years through ten years Fair Value	139
After ten years Fair Value	6,371
Subtotal Fair Value	6,906
Auction-rate preferred securities [Member]
Total investment securities available-for-sale Amortized Cost	597	711
Total investment securities available-for-sale Fair Value	570	706
Money market and other mutual funds [Member]
Total investment securities available-for-sale Amortized Cost	84	99
Total investment securities available-for-sale Fair Value	$ 84	$ 99

INVESTMENT SECURITIES (Summarization of Auction-Rate Securities Activity) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Par Value [Member]
Auction-rate securities, beginning balance	$ 985		$ 1,261
Called or redeemed sold subsequent to repurchase	(308)		(276)
Auction-rate securities, ending balance	677		985
Fair Value [Member]
Auction-rate securities, beginning balance	901	[1]	1,147	[1]
Called or redeemed sold subsequent to repurchase	(282)	[1]	(276)	[1]
Net securities gains	8	[1]	14	[1]
Unrealized gains (losses)	(18)	[1],[2]	16	[1],[2]
Auction-rate securities, ending balance	$ 609	[1]	$ 901	[1]

[1]	Recorded in "investment securities available-for-sale" on the consolidated balance sheets.
[2]	Changes in fair value recognized in accumulated other comprehensive income (loss).

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Nonaccrual, Reduced-Rate Loans and Foreclosed Property) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Total nonaccrual loans	$ 1,080		$ 1,165
Total nonperforming loans	1,123		1,181
Total nonperforming assets	1,235		1,292
Reduced-rate loans	43	[1]	16	[1]
Foreclosed property	112		111
Business Loans [Member]
Total nonaccrual loans	1,007		1,103
Reduced-rate loans	26
Business Loans [Member] | Real Estate Construction [Member]
Total nonaccrual loans	263		511
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member]
Total nonaccrual loans	259	[2]	507	[2]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member]
Total nonaccrual loans	4	[3]	4	[3]
Business Loans [Member] | Commercial Mortgage [Member]
Total nonaccrual loans	483		319
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member]
Total nonaccrual loans	181	[2]	127	[2]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member]
Total nonaccrual loans	302	[3]	192	[3]
Business Loans [Member] | Commercial Loans [Member]
Total nonaccrual loans	252		238
Business Loans [Member] | Lease Financing Loan [Member]
Total nonaccrual loans	7		13
Business Loans [Member] | International Loan [Member]
Total nonaccrual loans	2		22
Retail Loans [Member]
Total nonaccrual loans	73		62
Reduced-rate loans	17
Retail Loans [Member] | Residential Mortgage [Member]
Total nonaccrual loans	55		50
Retail Loans [Member] | Consumer Loans [Member]
Total nonaccrual loans	18		12
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member]
Total nonaccrual loans	5		8
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member]
Total nonaccrual loans	$ 13		$ 4

[1]	Includes $26 million in business loans and $17 million in retail loans as of December 31, 2010.
[2]	Primarily loans to real estate investors and developers.
[3]	Primarily loans secured by owner-occupied real estate.

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Aging Analysis of Loans) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
30-59 days past due, still accruing	$ 198
60-89 days past due, still accruing	83
90 days or more past due, still accruing	62
Total past due loans, still accruing	343
Nonaccrual loans	1,080		1,165
Current loans	38,813
Total loans	40,236		42,161		50,505
Business Loans [Member]
30-59 days past due, still accruing	150
60-89 days past due, still accruing	54
90 days or more past due, still accruing	41
Total past due loans, still accruing	245
Nonaccrual loans	1,007		1,103
Current loans	35,054
Total loans	36,306
Business Loans [Member] | Real Estate Construction [Member]
30-59 days past due, still accruing	29
90 days or more past due, still accruing	22
Total past due loans, still accruing	51
Nonaccrual loans	263		511
Current loans	1,939
Total loans	2,253
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member]
30-59 days past due, still accruing	27	[1]
90 days or more past due, still accruing	17	[1]
Total past due loans, still accruing	44	[1]
Nonaccrual loans	259	[1]	507	[1]
Current loans	1,523	[1]
Total loans	1,826	[1]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member]
30-59 days past due, still accruing	2	[2]
90 days or more past due, still accruing	5	[2]
Total past due loans, still accruing	7	[2]
Nonaccrual loans	4	[2]	4	[2]
Current loans	416	[2]
Total loans	427	[2]
Business Loans [Member] | Commercial Mortgage [Member]
30-59 days past due, still accruing	36
60-89 days past due, still accruing	26
90 days or more past due, still accruing	16
Total past due loans, still accruing	78
Nonaccrual loans	483		319
Current loans	9,206
Total loans	9,767
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member]
30-59 days past due, still accruing	8	[1]
60-89 days past due, still accruing	1	[1]
Total past due loans, still accruing	9	[1]
Nonaccrual loans	181	[1]	127	[1]
Current loans	1,747	[1]
Total loans	1,937	[1]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member]
30-59 days past due, still accruing	28	[2]
60-89 days past due, still accruing	25	[2]
90 days or more past due, still accruing	16	[2]
Total past due loans, still accruing	69	[2]
Nonaccrual loans	302	[2]	192	[2]
Current loans	7,459	[2]
Total loans	7,830	[2]
Business Loans [Member] | Commercial Loans [Member]
30-59 days past due, still accruing	84
60-89 days past due, still accruing	28
90 days or more past due, still accruing	3
Total past due loans, still accruing	115
Nonaccrual loans	252		238
Current loans	21,778
Total loans	22,145
Business Loans [Member] | Lease Financing Loan [Member]
Nonaccrual loans	7		13
Current loans	1,002
Total loans	1,009
Business Loans [Member] | International Loan [Member]
30-59 days past due, still accruing	1
Total past due loans, still accruing	1
Nonaccrual loans	2		22
Current loans	1,129
Total loans	1,132
Retail Loans [Member]
30-59 days past due, still accruing	48
60-89 days past due, still accruing	29
90 days or more past due, still accruing	21
Total past due loans, still accruing	98
Nonaccrual loans	73		62
Current loans	3,759
Total loans	3,930
Retail Loans [Member] | Residential Mortgage [Member]
30-59 days past due, still accruing	33
60-89 days past due, still accruing	23
90 days or more past due, still accruing	7
Total past due loans, still accruing	63
Nonaccrual loans	55		50
Current loans	1,501
Total loans	1,619
Retail Loans [Member] | Consumer Loans [Member]
30-59 days past due, still accruing	15
60-89 days past due, still accruing	6
90 days or more past due, still accruing	14
Total past due loans, still accruing	35
Nonaccrual loans	18		12
Current loans	2,258
Total loans	2,311
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member]
30-59 days past due, still accruing	11
60-89 days past due, still accruing	4
90 days or more past due, still accruing	10
Total past due loans, still accruing	25
Nonaccrual loans	5		8
Current loans	1,674
Total loans	1,704
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member]
30-59 days past due, still accruing	4
60-89 days past due, still accruing	2
90 days or more past due, still accruing	4
Total past due loans, still accruing	10
Nonaccrual loans	13		4
Current loans	584
Total loans	$ 607

[1]	Primarily loans to real estate investors and developers.
[2]	Primarily loans secured by owner-occupied real estate.

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Information Regarding Impaired Loans and the Related Valuation Allowance by Segments) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Loans individually evaluated for impairment	$ 974	$ 986	$ 803
Loans collectively evaluated for impairment	39,262	41,175	49,702
Total loans	40,236	42,161	50,505
Allowance for loans individually evaluated for impairment	197	193	177
Allowance for loans collectively eveluated for impairment	704	792	593
Total allowance for loan losses	901	985	770	557
Gross interest income that would have been recorded had the nonaccrual and reduced-rate loans performed in accordance with original terms	87	109	98
Interest income recognized	18	21	24
Business Loans [Member]
Loans individually evaluated for impairment	927
Loans collectively evaluated for impairment	35,379
Total loans	36,306
Allowance for loans individually evaluated for impairment	192
Allowance for loans collectively eveluated for impairment	647
Total allowance for loan losses	839
Gross interest income that would have been recorded had the nonaccrual and reduced-rate loans performed in accordance with original terms	84
Interest income recognized	17
Retail Loans [Member]
Loans individually evaluated for impairment	47
Loans collectively evaluated for impairment	3,883
Total loans	3,930
Allowance for loans individually evaluated for impairment	5
Allowance for loans collectively eveluated for impairment	57
Total allowance for loan losses	62
Gross interest income that would have been recorded had the nonaccrual and reduced-rate loans performed in accordance with original terms	3
Interest income recognized	$ 1

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Additional Information Regarding Individually Evaluated Impaired Loans) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Individually evaluated impaired loans with no related allowance	$ 17
Impaired loans with related allowance	957		956
Total individually evaluated impaired loans	974		986
Unpaid principal balance	1,477
Associated valuation allowance	197		193
Average individually evaluated impaired loans for the year	998		932	595
Interest income recognized	17
Business Loans [Member]
Individually evaluated impaired loans with no related allowance	9
Impaired loans with related allowance	918
Total individually evaluated impaired loans	927
Unpaid principal balance	1,422
Associated valuation allowance	192
Average individually evaluated impaired loans for the year	959
Interest income recognized	16
Business Loans [Member] | Real Estate Construction [Member]
Impaired loans with related allowance	249
Total individually evaluated impaired loans	249
Unpaid principal balance	400
Associated valuation allowance	51
Average individually evaluated impaired loans for the year	367
Interest income recognized	1
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member]
Impaired loans with related allowance	249	[1]
Total individually evaluated impaired loans	249	[1]
Unpaid principal balance	400	[1]
Associated valuation allowance	51	[1]
Average individually evaluated impaired loans for the year	366	[1]
Interest income recognized	1	[1]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member]
Average individually evaluated impaired loans for the year	1	[2]
Business Loans [Member] | Commercial Mortgage [Member]
Impaired loans with related allowance	423
Total individually evaluated impaired loans	423
Unpaid principal balance	607
Associated valuation allowance	84
Average individually evaluated impaired loans for the year	347
Interest income recognized	9
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member]
Impaired loans with related allowance	178	[1]
Total individually evaluated impaired loans	178	[1]
Unpaid principal balance	282	[1]
Associated valuation allowance	35	[1]
Average individually evaluated impaired loans for the year	150	[1]
Interest income recognized	3	[1]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member]
Impaired loans with related allowance	245	[2]
Total individually evaluated impaired loans	245	[2]
Unpaid principal balance	325	[2]
Associated valuation allowance	49	[2]
Average individually evaluated impaired loans for the year	197	[2]
Interest income recognized	6	[2]
Business Loans [Member] | Commercial Loans [Member]
Individually evaluated impaired loans with no related allowance	9
Impaired loans with related allowance	237
Total individually evaluated impaired loans	246
Unpaid principal balance	398
Associated valuation allowance	55
Average individually evaluated impaired loans for the year	224
Interest income recognized	6
Business Loans [Member] | Lease Financing Loan [Member]
Impaired loans with related allowance	7
Total individually evaluated impaired loans	7
Unpaid principal balance	15
Associated valuation allowance	1
Average individually evaluated impaired loans for the year	10
Business Loans [Member] | International Loan [Member]
Impaired loans with related allowance	2
Total individually evaluated impaired loans	2
Unpaid principal balance	2
Associated valuation allowance	1
Average individually evaluated impaired loans for the year	11
Retail Loans [Member]
Individually evaluated impaired loans with no related allowance	8
Impaired loans with related allowance	39
Total individually evaluated impaired loans	47
Unpaid principal balance	55
Associated valuation allowance	5
Average individually evaluated impaired loans for the year	39
Interest income recognized	1
Retail Loans [Member] | Residential Mortgage [Member]
Individually evaluated impaired loans with no related allowance	8
Impaired loans with related allowance	29
Total individually evaluated impaired loans	37
Unpaid principal balance	41
Associated valuation allowance	3
Average individually evaluated impaired loans for the year	34
Retail Loans [Member] | Consumer Loans [Member]
Impaired loans with related allowance	10
Total individually evaluated impaired loans	10
Unpaid principal balance	14
Associated valuation allowance	2
Average individually evaluated impaired loans for the year	5
Interest income recognized	1
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member]
Impaired loans with related allowance	10
Total individually evaluated impaired loans	10
Unpaid principal balance	14
Associated valuation allowance	2
Average individually evaluated impaired loans for the year	5
Interest income recognized	$ 1

[1]	Primarily loans to real estate investors and developers.
[2]	Primarily loans secured by owner-occupied real estate.

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Changes in the Allowance for Loan Losses) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance at January 1				$ 985				$ 770	$ 985	$ 770	$ 557
Loan charge-offs									(627)	(895)	(500)
Recoveries on loans previously charged-off									63	27	29
Net loan charge-offs									(564)	(868)	(471)
Provision for loan losses	57	122	126	175	256	311	312	203	480	1,082	686
Foreign currency translation adjustment										1	(2)
Balance at December 31	$ 901				$ 985				$ 901	$ 985	$ 770
As a percentage of total loans									2.24%	2.34%	1.52%

CREDIT QUALITY AND ALLOWANCE FOR CREDIT LOSSES (Credit Quality Indicators) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Total loans	$ 40,236		$ 42,161	$ 50,505
Special mention loans considered pass by regulatory authorities	546
Business Loans [Member]
Total loans	36,306
Business Loans [Member] | Real Estate Construction [Member]
Total loans	2,253
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member]
Total loans	1,826	[1]
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member] | Pass [Member]
Total loans	1,025	[1],[2]
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member] | Special Mention [Member]
Total loans	333	[1],[3]
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member] | Substandard [Member]
Total loans	209	[1],[4]
Business Loans [Member] | Real Estate Construction [Member] | Commercial Real Estate Business Line [Member] | Nonaccrual [Member]
Total loans	259	[1],[5]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member]
Total loans	427	[6]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member] | Pass [Member]
Total loans	383	[2],[6]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member] | Special Mention [Member]
Total loans	20	[3],[6]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member] | Substandard [Member]
Total loans	20	[4],[6]
Business Loans [Member] | Real Estate Construction [Member] | Other Business Lines [Member] | Nonaccrual [Member]
Total loans	4	[5],[6]
Business Loans [Member] | Real Estate Construction [Member] | Pass [Member]
Total loans	1,408	[2]
Business Loans [Member] | Real Estate Construction [Member] | Special Mention [Member]
Total loans	353	[3]
Business Loans [Member] | Real Estate Construction [Member] | Substandard [Member]
Total loans	229	[4]
Business Loans [Member] | Real Estate Construction [Member] | Nonaccrual [Member]
Total loans	263	[5]
Business Loans [Member] | Commercial Mortgage [Member]
Total loans	9,767
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member]
Total loans	1,937	[1]
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member] | Pass [Member]
Total loans	1,104	[1],[2]
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member] | Special Mention [Member]
Total loans	372	[1],[3]
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member] | Substandard [Member]
Total loans	280	[1],[4]
Business Loans [Member] | Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member] | Nonaccrual [Member]
Total loans	181	[1],[5]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member]
Total loans	7,830	[6]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member] | Pass [Member]
Total loans	6,595	[2],[6]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member] | Special Mention [Member]
Total loans	508	[3],[6]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member] | Substandard [Member]
Total loans	425	[4],[6]
Business Loans [Member] | Commercial Mortgage [Member] | Other Business Lines [Member] | Nonaccrual [Member]
Total loans	302	[5],[6]
Business Loans [Member] | Commercial Mortgage [Member] | Pass [Member]
Total loans	7,699	[2]
Business Loans [Member] | Commercial Mortgage [Member] | Special Mention [Member]
Total loans	880	[3]
Business Loans [Member] | Commercial Mortgage [Member] | Substandard [Member]
Total loans	705	[4]
Business Loans [Member] | Commercial Mortgage [Member] | Nonaccrual [Member]
Total loans	483	[5]
Business Loans [Member] | Commercial Loans [Member]
Total loans	22,145
Business Loans [Member] | Commercial Loans [Member] | Pass [Member]
Total loans	19,884	[2]
Business Loans [Member] | Commercial Loans [Member] | Special Mention [Member]
Total loans	1,015	[3]
Business Loans [Member] | Commercial Loans [Member] | Substandard [Member]
Total loans	994	[4]
Business Loans [Member] | Commercial Loans [Member] | Nonaccrual [Member]
Total loans	252	[5]
Business Loans [Member] | Lease Financing Loan [Member]
Total loans	1,009
Business Loans [Member] | Lease Financing Loan [Member] | Pass [Member]
Total loans	962	[2]
Business Loans [Member] | Lease Financing Loan [Member] | Special Mention [Member]
Total loans	13	[3]
Business Loans [Member] | Lease Financing Loan [Member] | Substandard [Member]
Total loans	27	[4]
Business Loans [Member] | Lease Financing Loan [Member] | Nonaccrual [Member]
Total loans	7	[5]
Business Loans [Member] | International Loan [Member]
Total loans	1,132
Business Loans [Member] | International Loan [Member] | Pass [Member]
Total loans	963	[2]
Business Loans [Member] | International Loan [Member] | Special Mention [Member]
Total loans	112	[3]
Business Loans [Member] | International Loan [Member] | Substandard [Member]
Total loans	55	[4]
Business Loans [Member] | International Loan [Member] | Nonaccrual [Member]
Total loans	2	[5]
Business Loans [Member] | Pass [Member]
Total loans	30,916	[2]
Business Loans [Member] | Special Mention [Member]
Total loans	2,373	[3]
Business Loans [Member] | Substandard [Member]
Total loans	2,010	[4]
Business Loans [Member] | Nonaccrual [Member]
Total loans	1,007	[5]
Retail Loans [Member]
Total loans	3,930
Retail Loans [Member] | Residential Mortgage [Member]
Total loans	1,619
Retail Loans [Member] | Residential Mortgage [Member] | Pass [Member]
Total loans	1,541	[2]
Retail Loans [Member] | Residential Mortgage [Member] | Special Mention [Member]
Total loans	6	[3]
Retail Loans [Member] | Residential Mortgage [Member] | Substandard [Member]
Total loans	17	[4]
Retail Loans [Member] | Residential Mortgage [Member] | Nonaccrual [Member]
Total loans	55	[5]
Retail Loans [Member] | Consumer Loans [Member]
Total loans	2,311
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member]
Total loans	1,704
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member] | Pass [Member]
Total loans	1,662	[2]
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member] | Special Mention [Member]
Total loans	26	[3]
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member] | Substandard [Member]
Total loans	11	[4]
Retail Loans [Member] | Consumer Loans [Member] | Home Equity [Member] | Nonaccrual [Member]
Total loans	5	[5]
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member]
Total loans	607
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member] | Pass [Member]
Total loans	575	[2]
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member] | Special Mention [Member]
Total loans	8	[3]
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member] | Substandard [Member]
Total loans	11	[4]
Retail Loans [Member] | Consumer Loans [Member] | Other Consumer [Member] | Nonaccrual [Member]
Total loans	13	[5]
Retail Loans [Member] | Consumer Loans [Member] | Pass [Member]
Total loans	2,237	[2]
Retail Loans [Member] | Consumer Loans [Member] | Special Mention [Member]
Total loans	34	[3]
Retail Loans [Member] | Consumer Loans [Member] | Substandard [Member]
Total loans	22	[4]
Retail Loans [Member] | Consumer Loans [Member] | Nonaccrual [Member]
Total loans	18	[5]
Retail Loans [Member] | Pass [Member]
Total loans	3,778	[2]
Retail Loans [Member] | Special Mention [Member]
Total loans	40	[3]
Retail Loans [Member] | Substandard [Member]
Total loans	39	[4]
Retail Loans [Member] | Nonaccrual [Member]
Total loans	73	[5]
Pass [Member]
Total loans	34,694	[2]
Special Mention [Member]
Total loans	2,413	[3]
Substandard [Member]
Total loans	2,049	[4]
Nonaccrual [Member]
Total loans	$ 1,080	[5]

[1]	Primarily loans to real estate investors and developers.
[2]	Includes all loans not included in the categories of special mention, substandard or nonaccrual.
[3]	Special mention loans have potential credit weaknesses that deserve management's close attention. Included in the special mention category at December 31, 2010 were $546 million of loans proactively monitored by management that were considered "pass" by regulatory authorities.
[4]	Substandard loans are accruing loans that have a well-defined weakness, or weaknesses, that jeopardizes the orderly repayment of the loan. This category is generally consistent with the Substandard category as defined by regulatory authorities.
[5]	Nonaccrual loans are loans for which full collection of principal or interest is unlikely, or for which principal and/or interest payments are 90 days or more past due, unless the loan is fully collateralized and in the process of collection. This category is generally consistent with the Doubtful category as defined by regulatory authorities.
[6]	Primarily loans secured by owner-occupied real estate.

SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Outstanding Loans and Total Exposure from Loans of Automotive Industry) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total automotive loans	$ 4,842	$ 4,371
Total automotive exposure	7,536	7,636
Automotive Production [Member]
Total automotive loans	831	941
Total automotive exposure	1,778	1,869
Automotive Dealer [Member]
Total automotive loans	4,011	3,430
Total automotive exposure	$ 5,758	$ 5,767

SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK (Corporation's Portfolio of Commercial Real Estate Loans) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Total commercial real estate loans	$ 12,020		$ 13,918
Total unused commitments on commercial real estate loans	707		1,249
Real Estate Construction [Member]
Total commercial real estate loans	2,253		3,461
Real Estate Construction [Member] | Commercial Real Estate Business Line [Member]
Total commercial real estate loans	1,826	[1]	3,002	[1]
Real Estate Construction [Member] | Other Business Lines [Member]
Total commercial real estate loans	427	[2]	459	[2]
Commercial Mortgage [Member]
Total commercial real estate loans	9,767		10,457
Commercial Mortgage [Member] | Commercial Real Estate Business Line [Member]
Total commercial real estate loans	1,937	[1]	1,889	[1]
Commercial Mortgage [Member] | Other Business Lines [Member]
Total commercial real estate loans	$ 7,830	[2]	$ 8,568	[2]

[1]	Primarily loans to real estate investors and developers.
[2]	Primarily loans secured by owner-occupied real estate.

PREMISES AND EQUIPMENT (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Rental expense for leased properties and equipment	$ 82	$ 84	$ 76

PREMISES AND EQUIPMENT (Summary of Premises and Equipment) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
PREMISES AND EQUIPMENT
Land	$ 92	$ 93
Buildings and improvements	778	754
Furniture and equipment	503	508
Total cost	1,373	1,355
Less: Accumulated depreciation and amortization	(743)	(711)
Net book value	$ 630	$ 644

PREMISES AND EQUIPMENT (Operating Leases and Other Long-Term Obligations) (Details) (USD $) In Millions	Dec. 31, 2010
2011	$ 100
2012	80
2013	71
2014	64
2015	56
Thereafter	377
Total	$ 748

GOODWILL (Carrying Amount of Goodwill) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balances at December 31, 2010, 2009 and 2008	$ 150	$ 150	$ 150
Business Bank [Member]
Balances at December 31, 2010, 2009 and 2008	90	90	90
Retail Bank [Member]
Balances at December 31, 2010, 2009 and 2008	47	47	47
Wealth & Institutional Management [Member]
Balances at December 31, 2010, 2009 and 2008	$ 13	$ 13	$ 13

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Narratives) (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percentage of derivative contracts in an unrealized gain position with bilateral collateral agreements secured by marketable investment securities	79.00%
Aggregate fair value of all derivative instruments with credit-risk contingent features that were in a liability position	$ 132,000,000
Collateral pledged for aggregate fair value of all derivative instruments with credit-risk contingent features that were in a liability position	128,000,000
Additional required overnight collateral on derivatives with credit-risk contingent features at December 31, 2010 should the credit-risk contingent features be triggered	15,000,000
Credit valuation adjustment included in the fair value of derivative assets	5,000,000	4,000,000
Net interest income generated by risk management fair value interest rate swaps	77,000,000	61,000,000
Weighted average original maturity of cash flow hedge interest rate contracts, in years	2.3
Remaining life of cash flow hedge interest rate contracts, in months	3
Percentage of outstanding loans designated as hedged items to interest rate swap agreements	2.00%
Outstanding loans designated as hedged items to interest rate swap agreements	800,000,000
Cash flow hedge gain (loss) to be reclassified during the next three months	1,000,000
Net gains recognized in other noninterest income for customer-initiated foreign exchange contracts not offset by the Corporation	1,000,000	1,000,000	2,000,000
Allowance for credit losses on lending-related commitments	35,000,000	37,000,000
Carrying value of unused commitments to extend credit	16,000,000	20,000,000
Commitments to lend additional funds in connection with troubled debt restructurings	7,000,000	5,000,000
Latest year of contract expiration on standby and commercial letters of credit	2019
Risk participation agreements covering standby and commercial letters of credit	298,000,000	404,000,000
Standby and Commercial letters of credit	5,500,000,000	5,800,000,000
Carrying value of standby and commercial letters of credit, included in accrued expenses and other liabilities on the consolidated balance sheet	83,000,000	70,000,000
Carrying value of standby and commercial letters of credit included in deferred fees	64,000,000	53,000,000
Carrying value of standby and commercial letters of credit in the allowance for credit losses on lending-related commitments	19,000,000	17,000,000
Total notional amount of the credit risk participation agreements	316,000,000	523,000,000
Maximum estimated exposure to credit risk participation agreements	12,000,000	18,000,000
Weighted average remaining maturity of credit risk participation agreements, in years	2.5
Notional amount of derivative contract in Visa Class B shares	780
Fair value of Visa Class B derivative contract	$ 1,000,000

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Derivative Instruments Held or Issued For Risk Management Purposes) (Details) (USD $) In Millions	Dec. 31, 2010		Dec. 31, 2009
Notional/contract amount	$ 18,260	[1],[2]	$ 20,009	[1],[2]
Fair value of asset derivatives	696	[1]	664	[1]
Fair value of liability derivatives	400	[1]	410	[1]
Risk Management Purposes [Member]
Notional/contract amount	2,620	[1],[2]	3,553	[1],[2]
Fair value of asset derivatives	268	[1]	224	[1]
Fair value of liability derivatives			1	[1]
Risk Management Purposes [Member] | Derivatives Used As Economic Hedges [Member] | Foreign Exchange Contracts [Member] | Spot, Forwards, Futures, Options and Swaps [Member]
Notional/contract amount	220	[1],[2]	253	[1],[2]
Fair value of asset derivatives	2	[1]
Fair value of liability derivatives			1	[1]
Risk Management Purposes [Member] | Swaps - cash flow hedge - receive fixed/pay floating [Member] | Interest Rate Contracts [Member]
Notional/contract amount	800	[1],[2]	1,700	[1],[2]
Fair value of asset derivatives	3	[1]	30	[1]
Risk Management Purposes [Member] | Swaps - fair value hedge - receive fixed/pay floating [Member] | Interest Rate Contracts [Member]
Notional/contract amount	1,600	[1],[2]	1,600	[1],[2]
Fair value of asset derivatives	263	[1]	194	[1]
Risk Management Purposes [Member] | Interest Rate Contracts [Member]
Notional/contract amount	2,400	[1],[2]	3,300	[1],[2]
Fair value of asset derivatives	266	[1]	224	[1]
Customer-Initiated and Other Activities [Member]
Notional/contract amount	15,640	[1],[2]	16,456	[1],[2]
Fair value of asset derivatives	428	[1]	440	[1]
Fair value of liability derivatives	400	[1]	409	[1]
Customer-Initiated and Other Activities [Member] | Caps and Floors Written [Member] | Interest Rate Contracts [Member]
Notional/contract amount	697	[1],[2]	1,176	[1],[2]
Fair value of liability derivatives	7	[1]	10	[1]
Customer-Initiated and Other Activities [Member] | Caps and Floors Written [Member] | Energy Derivative Contracts [Member]
Notional/contract amount	1,106	[1],[2]	869	[1],[2]
Fair value of liability derivatives	62	[1]	70	[1]
Customer-Initiated and Other Activities [Member] | Caps and Floors Purchased [Member] | Interest Rate Contracts [Member]
Notional/contract amount	697	[1],[2]	1,176	[1],[2]
Fair value of asset derivatives	7	[1]	10	[1]
Customer-Initiated and Other Activities [Member] | Caps and Floors Purchased [Member] | Energy Derivative Contracts [Member]
Notional/contract amount	1,106	[1],[2]	869	[1],[2]
Fair value of asset derivatives	62	[1]	70	[1]
Customer-Initiated and Other Activities [Member] | Interest Rate Contracts [Member]
Notional/contract amount	10,520	[1],[2]	12,096	[1],[2]
Fair value of asset derivatives	276	[1]	268	[1]
Fair value of liability derivatives	249	[1]	240	[1]
Customer-Initiated and Other Activities [Member] | Interest Rate Contracts [Member] | Interest Rate Swaps [Member]
Notional/contract amount	9,126	[1],[2]	9,744	[1],[2]
Fair value of asset derivatives	269	[1]	258	[1]
Fair value of liability derivatives	242	[1]	230	[1]
Customer-Initiated and Other Activities [Member] | Energy Derivative Contracts [Member]
Notional/contract amount	2,623	[1],[2]	2,337	[1],[2]
Fair value of asset derivatives	103	[1]	137	[1]
Fair value of liability derivatives	103	[1]	136	[1]
Customer-Initiated and Other Activities [Member] | Energy Derivative Contracts [Member] | Interest Rate Swaps [Member]
Notional/contract amount	411	[1],[2]	599	[1],[2]
Fair value of asset derivatives	41	[1]	67	[1]
Fair value of liability derivatives	41	[1]	66	[1]
Customer-Initiated and Other Activities [Member] | Foreign Exchange Contracts [Member] | Spot, Forwards, Futures, Options and Swaps [Member]
Notional/contract amount	2,497	[1],[2]	2,023	[1],[2]
Fair value of asset derivatives	49	[1]	35	[1]
Fair value of liability derivatives	$ 48	[1]	$ 33	[1]

[1]	Asset derivatives are included in "accrued income and other assets" and liability derivatives are included in "accrued expenses and other liabilities" on the consolidated balance sheets. Included in the fair value of derivative assets and liabilities are credit valuation adjustments reflecting counterparty credit risk and credit risk of the Corporation. The fair value of derivative assets included credit valuation adjustments for counterparty credit risk totaling $5 million and $4 million at December 31, 2010 and 2009, respectively.
[2]	Notional or contract amounts, which represent the extent of involvement in the derivatives market, are used to determine the contractual cash flows required in accordance with the terms of the agreement. These amounts are typically not exchanged, significantly exceed amounts subject to credit or market risk and are not reflected in the consolidated balance sheets.

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Net Gains (Losses) Recognized in the Consolidated Statements of Income) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Interest rate swaps	$ (3)	$ (4)

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Risk Management Derivatives Designated as Cash Flow Hedges of Loans) (Detail) (Risk Management Purposes [Member], Swaps - cash flow hedge - receive fixed/pay floating [Member], USD  $)
In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Gain (loss) recognized in OCI (effective portion)	$ 2	$ 15
Gain (loss) recognized in other noninterest income (ineffective portion)	1	(2)
Gain reclassified from accumulated OCI into interest and fees on loans (effective portion)	$ 28	$ 34

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Risk Management Derivatives Used as Economic Hedges) (Detail) (Risk Management Purposes [Member], Derivatives Used As Economic Hedges [Member], Foreign Exchange Contracts [Member], USD  $)
In Millions	12 Months Ended
Dec. 31, 2009
Foreign exchange contracts	$ (1)

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Risk Management Interest Rate and Weighted Interest Rates) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Notional amount	$ 18,260	[1],[2]	$ 20,009	[1],[2]
Risk Management Purposes [Member] | Swaps - cash flow hedge - receive fixed/pay floating [Member] | Interest Rate Contracts [Member]
Notional amount	800	[1],[2]	1,700	[1],[2]
Risk Management Purposes [Member] | Swaps - cash flow hedge - receive fixed/pay floating [Member] | Interest Rate Contracts [Member] | Variable Rate Loan Designation [Member]
Notional amount	800		1,700
Weighted average remaining maturity of interest rate swap agreements, in years	0.1		0.9
Weighted average receive rate	4.75%		5.22%
Weighted average pay rate	3.25%	[3]	3.25%	[3]
Risk Management Purposes [Member] | Swaps - fair value hedge - receive fixed/pay floating [Member] | Interest Rate Contracts [Member]
Notional amount	1,600	[1],[2]	1,600	[1],[2]
Risk Management Purposes [Member] | Swaps - fair value hedge - receive fixed/pay floating [Member] | Interest Rate Contracts [Member] | Medium- and Long-Term Debt Designation [Member]
Notional amount	1,600		1,600
Weighted average remaining maturity of interest rate swap agreements, in years	7.1		8.1
Weighted average receive rate	5.73%		5.73%
Weighted average pay rate	0.85%	[3]	1.01%	[3]
Risk Management Purposes [Member]
Notional amount	2,620	[1],[2]	3,553	[1],[2]
Risk Management Purposes [Member] | Interest Rate Contracts [Member]
Notional amount	$ 2,400	[1],[2]	$ 3,300	[1],[2]

[1]	Asset derivatives are included in "accrued income and other assets" and liability derivatives are included in "accrued expenses and other liabilities" on the consolidated balance sheets. Included in the fair value of derivative assets and liabilities are credit valuation adjustments reflecting counterparty credit risk and credit risk of the Corporation. The fair value of derivative assets included credit valuation adjustments for counterparty credit risk totaling $5 million and $4 million at December 31, 2010 and 2009, respectively.
[2]	Notional or contract amounts, which represent the extent of involvement in the derivatives market, are used to determine the contractual cash flows required in accordance with the terms of the agreement. These amounts are typically not exchanged, significantly exceed amounts subject to credit or market risk and are not reflected in the consolidated balance sheets.
[3]	Variable rates paid on receive fixed swaps are based on prime and six-month LIBOR rates in effect at December 31, 2010 and 2009.

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Net Gains Recognized in Income on Customer-Initiated Derivative Instruments) (Details) (Customer-Initiated and Other Activities [Member], USD  $)
In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Total	$ 44	$ 43
Other Noninterest Income [Member] | Interest Rate Contracts [Member]
Total	7	8
Other Noninterest Income [Member] | Energy Derivative Contracts [Member]
Total	1	1
Foreign Exchange Income [Member] | Foreign Exchange Contracts [Member]
Total	$ 36	$ 34

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Commercial and Consumer Lending Activities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commercial and other [Member] | Unused commitments to extend credit [Member]
Loss Contingency, Range of Possible Loss, Maximum	$ 23,578	$ 22,451
Bankcard, revolving check credit and home equity loan commitments [Member] | Unused commitments to extend credit [Member]
Loss Contingency, Range of Possible Loss, Maximum	1,568	1,917
Standby letters of credit [Member]
Loss Contingency, Range of Possible Loss, Maximum	5,453	5,652
Commercial letters of credit [Member]
Loss Contingency, Range of Possible Loss, Maximum	93	104
Other credit-related financial instruments [Member]
Loss Contingency, Estimate of Possible Loss	1
Unused commitments to extend credit [Member]
Loss Contingency, Range of Possible Loss, Maximum	$ 25,146	$ 24,368

DERIVATIVE AND CREDIT-RELATED FINANCIAL INSTRUMENTS (Summary of Total Internally Classified Watch List Standby and Commercial Letters of Credit) (Details) (USD  $)
In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Total watch list standby and commercial letters of credit	$ 243	$ 432
As a percentage of total outstanding standby and commercial letters of credit	4.40%	7.50%

VARIABLE INTEREST ENTITIES (VIEs) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Number of partnership interests in low-income housing tax credit/historic rehabilitation tax credit partnerships	147
Corporation's investment in low-income housing partnerships	$ 339
Unfunded commitments to fund low-income housing partnerships	$ 71
Corporation provided financial or other support not contractually required to VIEs	no	no

VARIABLE INTEREST ENTITIES (VIEs) (Impact of VIEs on Corporation's Consolidated Statements of Income) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Provision (benefit) for income taxes	$ 30	$ 7	$ 23	$ (5)	$ (42)	$ (29)	$ (59)	$ (1)	$ 55		$ (131)		$ 59
Variable Interest Entity [Member]
Other noninterest income									(51)		(48)
Provision (benefit) for income taxes									$ (49)	[1]	$ (46)	[1]

[1]	Income tax credits from low income housing tax credit/historic rehabilitation tax credit partnerships.

DEPOSITS (Narrative) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Foreign office time deposits	$ 432	$ 542

DEPOSITS (Scheduled Maturities of Certificates of Deposit and Other Deposits) (Details) (USD $) In Millions	Dec. 31, 2010
2011	$ 4,985
2012	663
2013	132
2014	51
2015	43
Thereafter	40
Total	$ 5,914

DEPOSITS (Maturity Distribution of Domestic Certificates of Deposit of $100,000 and Over) (Details) (Domestic [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Three months or less	$ 1,109	$ 1,657
Over three months to six months	560	1,142
Over six months to twelve months	928	1,333
Over twelve months	548	536
Total	$ 3,145	$ 4,668

SHORT-TERM BORROWINGS (Narrative) (Details) (USD $) In Billions	Dec. 31, 2010
Pledged loans	$ 18
Collaterized borrowing capacity	$ 12

SHORT-TERM BORROWINGS (Summary of Short-Term Borrowings) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Amount outstanding at year-end	$ 126	$ 462	$ 696
Weighted average interest rate at year-end	0.12%	0.03%	0.37%
Maximum month-end balance during the year	474	655	3,617
Average balance outstanding during the year	210	467	2,105
Weighted average interest rate during the year	0.11%	0.19%	2.20%
Other Short-Term Borrowings [Member]
Amount outstanding at year-end	4		1,053
Weighted average interest rate at year-end	4.95%		0.40%
Maximum month-end balance during the year	16	2,558	3,046
Average balance outstanding during the year	$ 6	$ 532	$ 1,658
Weighted average interest rate during the year	5.31%	0.28%	2.43%

MEDIUM-AND LONG-TERM DEBT (Narrative) (Details) (USD $)	12 Months Ended	3 Months Ended		3 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended
	Dec. 31, 2010	Mar. 31, 2010 7.125% Subordinated Note Due 2010 [Member] Subsidiaries [Member]	Dec. 31, 2010 7.125% Subordinated Note Due 2010 [Member] Subsidiaries [Member]	Mar. 31, 2010 Floating-Rate Medium-Term Loans Due 2011 [Member] Subsidiaries [Member]	Dec. 31, 2010 Parent Company [Member] 3.00% Notes Due 2015 [Member]	Sep. 30, 2010 3.00% Notes Due 2015 [Member]	Dec. 31, 2010 Parent Company [Member] 6.576% Subordinated Notes Due 2037 [Member]	Dec. 31, 2009 Floating-Rate Medium-Term Loans Due 2012 [Member] Subsidiaries [Member]	Sep. 30, 2010 Floating-Rate Federal Home Loan Bank Advances [Member] Subsidiaries [Member]
Extinguishment of debt		$ 150,000,000		$ 15,000,000			$ 515,000,000	$ 212,000,000	$ 2,000,000,000
Gain (loss) on extinguishment of debt		2,000,000					(5,000,000)	15,000,000
Interest rate			7.13%		3.00%
Original maturity date		Dec. 31, 2013		Dec. 31, 2011			Dec. 31, 2037	Dec. 31, 2012	Dec. 31, 2012 through Dec. 31, 2013
Maturity date		Dec 31, 2010				Dec 31, 2015
Debt instrument, face amount						300,000,000
Medium-term senior notes	15,000,000,000
Interest rate, excess over LIBOR, minimum	0.11%
Interest rate, excess over LIBOR, maximum	0.15%
Redemption of trust preferred securities							500,000,000
Blanket lien, real-estate related loans	$ 16,000,000,000

MEDIUM-AND LONG-TERM DEBT (Summary of Medium and Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Parent Company [Member] 4.80% Subordinated Note Due 2015 [Member]	Dec. 31, 2009 Parent Company [Member] 4.80% Subordinated Note Due 2015 [Member]	Dec. 31, 2010 Parent Company [Member] 6.576% Subordinated Notes Due 2010 [Member]	Dec. 31, 2009 Parent Company [Member] 6.576% Subordinated Notes Due 2010 [Member]	Dec. 31, 2010 Parent Company [Member] Floating Rate Based on LIBOR Indices Due 2010 [Member]	Dec. 31, 2009 Parent Company [Member] Floating Rate Based on LIBOR Indices Due 2010 [Member]	Dec. 31, 2010 Parent Company [Member] 3.00% Notes Due 2015 [Member]	Sep. 30, 2010 3.00% Notes Due 2015 [Member]	Mar. 31, 2010 7.125% Subordinated Note Due 2010 [Member] Subsidiaries [Member]	Dec. 31, 2010 7.125% Subordinated Note Due 2010 [Member] Subsidiaries [Member]	Dec. 31, 2009 7.125% Subordinated Note Due 2010 [Member] Subsidiaries [Member]	Dec. 31, 2010 5.70% Subordinated Note Due 2014 [Member] Subsidiaries [Member]	Dec. 31, 2009 5.70% Subordinated Note Due 2014 [Member] Subsidiaries [Member]	Dec. 31, 2010 5.75% Subordinated Notes Due 2016 [Member] Subsidiaries [Member]	Dec. 31, 2009 5.75% Subordinated Notes Due 2016 [Member] Subsidiaries [Member]	Dec. 31, 2010 5.20% Subordinated Notes Due 2017 [Member] Subsidiaries [Member]	Dec. 31, 2009 5.20% Subordinated Notes Due 2017 [Member] Subsidiaries [Member]	Dec. 31, 2010 8.375% Subordinated Note Due 2024 [Member] Subsidiaries [Member]	Dec. 31, 2009 8.375% Subordinated Note Due 2024 [Member] Subsidiaries [Member]	Dec. 31, 2010 7.875% Subordinated Note Due 2026 [Member] Subsidiaries [Member]	Dec. 31, 2009 7.875% Subordinated Note Due 2026 [Member] Subsidiaries [Member]	Dec. 31, 2010 Floating Rate Based on LIBOR Indices Due 2010 to 2012 [Member] Subsidiaries [Member]	Dec. 31, 2009 Floating Rate Based on LIBOR Indices Due 2010 to 2012 [Member] Subsidiaries [Member]	Dec. 31, 2010 Floating Rate Based on LIBOR Indices Due 2010 to 2014 [Member] Subsidiaries [Member]	Dec. 31, 2009 Floating Rate Based on LIBOR Indices Due 2010 to 2014 [Member] Subsidiaries [Member]	Dec. 31, 2010 6.0% - 6.4% Notes Due 2020 [Member] Subsidiaries [Member]	Dec. 31, 2009 6.0% - 6.4% Notes Due 2020 [Member] Subsidiaries [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2010 Subsidiaries [Member]	Dec. 31, 2009 Subsidiaries [Member]
Total subordinated notes			$ 337	$ 325		$ 511							$ 152	$ 280	$ 275	$ 691	$ 678	$ 568	$ 543	$ 191	$ 187	$ 213	$ 204							$ 337	$ 836	$ 1,943	$ 2,039
Medium-term notes								150	298															1,017	1,982
Federal Home Loan Bank advances																										2,500	6,000
Other notes																												43	53
Total medium and long-term debt	$ 6,138	$ 11,060																												$ 635	$ 986	$ 5,503	$ 10,074
Interest rate			4.80%		6.58%				3.00%			7.13%		5.70%		5.75%		5.20%		8.38%		7.88%
Maturity date			Dec 31, 2015		Dec 31, 2010		Dec 31, 2010			Dec 31, 2015	Dec 31, 2010			Dec 31, 2014		Dec 31, 2016		Dec 31, 2017		Dec 31, 2024		Dec 31, 2026						Dec 31, 2020
Maturity date range, start																								2010		2010
Maturity date range, end																								2012		2014
Interest rate maximum																												6.4
Interest rate minimum																												6

MEDIUM-AND LONG-TERM DEBT (Principal Maturities of Medium- and Long-Term Debt) (Details) (USD $) In Millions	Dec. 31, 2010
MEDIUM-AND LONG-TERM DEBT
2011	$ 1,365
2012	163
2013	1,005
2014	1,256
2015	606
Thereafter	1,466
Total	$ 5,861

SHAREHOLDERS' EQUITY (Narrative) (Details) (USD $) In Millions, except Share data	1 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended
	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2010 Open Market Share Repurchases [Member]	Dec. 31, 2009 Open Market Share Repurchases [Member]	Dec. 31, 2008 Open Market Share Repurchases [Member]
Fixed rate cumulative perpetual preferred stock redeemed		$ 2,250	$ 2,250
Issuance of common stock		880	849
Preferred stock redemption premium		94	94
Impact of preferred stock redemption on diluted earnings per common share			$ 0.54
Preferred stock cash dividends			24
Accretion of discount on preferred stock			5
Impact of preferred stock, including redemption charge, cash dividends, non-cash discount accretion, on diluted earnings per share			$ 0.71
Purchase of common stock					11,500,000
Outstanding warrants	11,500,000				11,500,000
Fair value of warrants					$ 124
Common stock per share amount related to warrants					$ 29.4
Common stock, shares reserved for future issuance						11,500,000	26,500,000
Restricted stock outstanding to employees and directors under share-based compensation plans			1,800,000
Most recent treasury stock repurchase authorization, shares added	12,600,000
Open market share repurchases								0	0	0

SHAREHOLDERS' EQUITY (Summary of Share Repurchase Activity) (Details) (USD $) In Thousands, except Per Share data	1 Months Ended						3 Months Ended								12 Months Ended
	Dec. 31, 2010		Nov. 30, 2010		Oct. 31, 2010		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Total number of shares and warrants repurchased under repurchase plans
Remaining share repurchase authorization	24,056	[1]	24,056	[1]	12,576	[1]	24,056	[1]	12,576	[1]	12,576	[1]	12,576	[1]	24,056	[1]
Total number of shares purchased					1	[2]	1	[2]	2	[2]	55	[2]	60	[2]	118	[2]
Average price per share					$ 37.11		$ 37.58		$ 37.33		$ 42.65		$ 35.28		$ 38.82

[1]	Maximum number of shares and warrants that may yet be purchased under the publicly announced plans or programs.
[2]	Includes shares purchased as part of publicly announced repurchase plans or programs, shares purchased pursuant to deferred compensation plans and shares purchased from employees to pay for grant prices and/or taxes related to stock option exercises and restricted stock vesting under the terms of an employee share-based compensation plan.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total comprehensive income (loss)	$ 224	$ (10)	$ 81
Increase in total comprehensive income	234
Increase in net unrealized gains on investment securities available-for-sale, net of tax	123
Increase in net income	260
Decrease in defined benefit and other postretirement benefit plans adjustment, net of tax	$ (145)

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Reconciliations of the Components of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Accumulated Net Unrealized Investment Gain (Loss) [Member]	Dec. 31, 2009 Accumulated Net Unrealized Investment Gain (Loss) [Member]	Dec. 31, 2008 Accumulated Net Unrealized Investment Gain (Loss) [Member]	Dec. 31, 2010 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2009 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2008 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Dec. 31, 2010 Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2009 Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 31, 2008 Accumulated Defined Benefit Plans Adjustment [Member]
Balance at beginning of period, net of tax				$ 11	$ 131	$ (9)
Net unrealized holding gains arising during the period				7	54	285
Less: Reclassification adjustment for net gains included in net income				3	243	67
Change in net unrealized gains before income taxes				4	(189)	218
Less: Provision for income taxes				1	(69)	78
Change in net unrealized gains on investment securities available-for-sale, net of tax				3	(120)	140
Balance at end of period, net of tax				14	11	131
Balance at beginning of period, net of tax							18	30	2
Net cash flow hedge gains arising during the period							2	15	69
Less: Reclassification adjustment for net gains included in net income							28	34	24
Change in net cash flow hedge gains before income taxes							(26)	(19)	45
Less: Provision for income taxes							(10)	(7)	17
Change in net cash flow hedge gains, net of tax							(16)	(12)	28
Balance at end of period, net of tax							2	18	30
Balance at beginning of period, net of tax										(365)	(470)	(170)
Net defined benefit pension and other postretirement adjustment arising during the period										(100)	112	(488)
Less: Adjustment for amounts recognized as components of net periodic benefit cost during the period										(39)	(53)	(18)
Change in defined benefit pension and other postretirement plans adjustment before income taxes	(61)									(61)	165	(470)
Less: Provision for income taxes										(21)	60	(170)
Change in defined benefit pension and other postretirement plans adjustment, net of tax										(40)	105	(300)
Balance at end of period, net of tax										(405)	(365)	(470)
Total comprehensive income (loss)	$ (389)	$ (336)	$ (309)

NET INCOME (LOSS) PER COMMON SHARE (Narrative) (Details) (Exercise Price Less Than Market Price [Member]) In Millions	12 Months Ended
Dec. 31, 2009
Shares excluded from computation of diluted net loss per share	1.5

NET INCOME (LOSS) PER COMMON SHARE (Basic and Diluted Income (Loss) from Continuing Operations Per Common Share) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from continuing operations	$ 96	$ 59	$ 70	$ 35	$ (29)	$ 19	$ 18	$ 8	$ 260	$ 16	$ 212
Less: Preferred stock dividends									29	134	17
Redemption discount accretion on preferred stock				94					94
Less: Income allocated to participating securities	1		1			1			1	1	4
Net income (loss) attributable to common shares	95	59	69	(71)	(62)	(16)	(16)	(24)	153	(118)	192
Net income (loss)	96	59	70	52	(29)	19	18	9	277	17	213
Basic income (loss) from continuing operations per common share	$ 0.54	$ 0.34	$ 0.4	$ (0.57)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.17)	$ 0.79	$ (0.8)	$ 1.28
Basic net income (loss) per common share	$ 0.54	$ 0.34	$ 0.4	$ (0.46)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.16)	$ 0.9	$ (0.79)	$ 1.29
Diluted income (loss) from continuing operations per common share	$ 0.53	$ 0.33	$ 0.39	$ (0.57)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.17)	$ 0.78	$ (0.8)	$ 1.28
Diluted net income (loss) per common share	$ 0.53	$ 0.33	$ 0.39	$ (0.46)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.16)	$ 0.88	$ (0.79)	$ 1.28
Net Income [Member]
Net income (loss) attributable to common shares									153	(118)	192
Net income (loss)									277	17	213
Net Income [Member] | Segment, Continuing Operations [Member]
Less: Preferred stock dividends									29	134	17
Redemption discount accretion on preferred stock									94
Less: Income allocated to participating securities									1	1	4
Segment, Continuing Operations [Member]
Income from continuing operations									260	16	212
Net income (loss) attributable to common shares									$ 136	$ (119)	$ 191
Earnings Per Share, Basic [Member]
Basic average common shares									170	149	149
Basic income (loss) from continuing operations per common share									$ 0.79	$ (0.8)	$ 1.28
Basic net income (loss) per common share									$ 0.9	$ (0.79)	$ 1.29
Earnings Per Share, Diluted [Member]
Basic average common shares									170	149	149
Net effect of the assumed exercise of stock options									1
Net effect of the assumed exercise of warrants									2
Diluted average common shares									173	149	149
Diluted income (loss) from continuing operations per common share									$ 0.78	$ (0.8)	$ 1.28
Diluted net income (loss) per common share									$ 0.88	$ (0.79)	$ 1.28

NET INCOME (LOSS) PER COMMON SHARE (Average Shares Related to Outstanding Options and Warrants to Purchase Shares of Common Stock) (Details) (USD $) In Millions, except Per Share data	Jun. 30, 2010	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member] Exercise Price Greater Than Market Price [Member]	Dec. 31, 2009 Stock Options [Member] Exercise Price Greater Than Market Price [Member]	Dec. 31, 2008 Stock Options [Member] Exercise Price Greater Than Market Price [Member]	Dec. 31, 2009 Warrants Related to EPS [Member] Exercise Price Greater Than Market Price [Member]	Dec. 31, 2009 Exercise Price Less Than Market Price [Member]
Average outstanding					15.1	17.6	19.7	11.5	1.5
Range of exercise prices minimum		$ 36.24	$ 28.07	$ 33.69
Range of exercise prices maximum		$ 64.5	$ 66.81	$ 71.58
Exercise price	$ 29.4							$ 29.4

SHARE-BASED COMPENSATION (Narrative) (USD $) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of shares originally available for grant	15,700,000
Shares available for grant	7,500,000
Share-based compensation expense related to phantom stock units	$ 7
Corporation's closing stock price	$ 42.24
Total intrinsic value of stock options exercised	3
Cash received from the exercise of stock options	5		1
Net excess income tax benefit realized for the tax deductions from the exercise of these options	1
Total fair value of restricted stock awards that fully vested	$ 19	$ 16	$ 7
Shares in treasury	27,342,518	27,555,623
Restricted Stock [Member]
Award vesting period	over periods ranging from three years to five years
Stock Options [Member]
Award vesting period	over periods ranging from one year to four years
Options exercise period	no options may be exercised later than ten years and one month from the date of grant

SHARE-BASED COMPENSATION (Summary of Components of Share-Based Compensation Expense) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total share-based compensation expense	$ 32	$ 32	$ 51
Related tax benefits recognized in net income	$ 12	$ 12	$ 19

SHARE-BASED COMPENSATION (Unrecognized Compensation Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Total unrecognized share-based compensation expense	$ 33
Weighted-average expected recognition period (in years)	2.5

SHARE-BASED COMPENSATION (Estimated Weighted-Average Grant-Date Fair Value Per Option Share and the Underlying Binomial Option-Pricing Model Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted-average grant-date fair value per option share	$ 11.07	$ 6.55	$ 9.54
Risk-free interest rates	3.73%	3.08%	3.73%
Expected dividend yield	3.00%	4.62%	4.62%
Expected volatility factors of the market price of Comerica common stock	40.00%	58.00%	34.00%
Expected option life (in years)	6.1	6.4	6.6

SHARE-BASED COMPENSATION (Summary of the Corporation's Stock Option Activity and Related Information) (Details) (Stock Option [Member], USD  $)
In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Number of options outstanding at January 1, 2010	18,422
Number of options granted	2,374
Number of options forfeited or expired	(1,566)
Number of options exercised	(200)
Number of options outstanding at December 31, 2010	19,030
Number of options outstanding net of expected forfeitures at December 31, 2010	18,785
Number of options exercisable at December 31, 2010	14,245
Weighted-average exercise price per option outstanding at January 1, 2010	$ 49.52
Weighted-average exercise price per option granted	$ 35.45
Weighted-average exercise price per option forfeited or expired	$ 44.27
Weighted-average exercise price per option exercised	$ 25.99
Weighted-average exercise price per option outstanding at December 31, 2010	$ 48.44
Weighted-average exercise price per option outstanding net of expected forfeitures at December 31, 2010	$ 48.65
Weighted-average exercise price per option exercisable at December 31, 2010	$ 53.21
Weighted-average remaining contractual term in years at December 31, 2010	4.8
Weighted-average remaining contractual term in years net of expected forfeitures at December 31, 2010	4.7
Weighted-average remaining contractual term in years exercisable at December 31, 2010	3.6
Aggregate intrinsic value outstanding at December 31, 2010	$ 60
Aggregate intrinsic value outstanding, net of expected forfeitures at December 31, 2010	57
Aggregate intrinsic value exercisable at December 31, 2010	$ 13

SHARE-BASED COMPENSATION (Summary of the Corporation's Restricted Stock Activity and Related Information) (Details) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2010 Restricted Stock [Member]
Non-vested balance at January 1, 2010 (Shares)	1,800	2,089
Granted (Shares)		177
Forfeited (Shares)		(83)
Vested (Shares)		(367)
Restricted stock outstanding to employees and directors under share-based compensation plans	1,800	1,816
Non-vested balance at January 1, 2010 (Weighted Average Grant-Date Fair Value)		$ 36.82
Granted (Weighted Average Grant-Date Fair Value)		$ 39.24
Forfeited (Weighted Average Grant-Date Fair Value)		$ 33.72
Vested (Weighted Average Grant-Date Fair Value)		$ 52.35
Non-vested balance at December 31, 2010 (Weighted Average Grant-Date Fair Value)		$ 34.06

EMPLOYEE BENEFIT PLANS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Special agreement benefits		$ 4
Estimated average life of plan, years	15
Target allocation, equity securities, minimum (percent)	55.00%
Target allocation, equity securities, maximum (percent)	65.00%
Target allocation, fixed income, minimum (percent)	35.00%
Target allocation, fixed income, maximum (percent)	45.00%
Defined contribution match expense	19	20	22
Defined contribution feature expense	3	3	2
Annual contribution to the individual account of each eligible employee, minimum percent of annual compensation	3.00%
Annual contribution to the individual account of each eligible employee, maximum percent of annual compensation	8.00%
Pension Plans, Defined Benefit [Member]
Defined benefit pension expense	$ 30	$ 57	$ 20

EMPLOYEE BENEFIT PLANS (Reconciliations of Plan Assets and the Projected Benefit Obligation, the Weighted-Average Assumptions Used to Determine Year-End Benefit Obligations, and the Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Details) (USD  $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Qualified Plans [Member] Pension Plans, Defined Benefit [Member]		Dec. 31, 2009 Qualified Plans [Member] Pension Plans, Defined Benefit [Member]		Dec. 31, 2008 Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Non-Qualified Plans [Member] Pension Plans, Defined Benefit [Member]		Dec. 31, 2009 Non-Qualified Plans [Member] Pension Plans, Defined Benefit [Member]		Dec. 31, 2008 Non-Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Postretirement Benefit Plan [Member]		Dec. 31, 2009 Postretirement Benefit Plan [Member]		Dec. 31, 2008 Postretirement Benefit Plan [Member]
Fair value of plan assets at January 1		$ 1,338		$ 1,080								$ 73		$ 74
Actual return on plan assets		172		200		(293)						4		7		(10)
Employer contributions				100								3		(1)
Benefits paid		(46)		(42)			(7)		(6)			(7)		(7)
Fair value of plan assets at December 31		1,464		1,338		1,080						73		73		74
Projected benefit obligation at January 1		1,213		1,165			156		156			84		80
Service cost		28		28		28	3		4		4
Interest cost		73		69		66	9		9		9	4		5		5
Actuarial gain (loss)		141		(7)			16		(11)			1		6
Plan change	4								4
Projected benefit obligation at December 31		1,409		1,213		1,165	177		156		156	82		84		80
Accumulated benefit obligation		1,281		1,096			164		142			82		84
Funded status at December 31 (1) (2)		55	[1],[2]	125	[1],[2]		(177)	[1],[2]	(156)	[1],[2]		(9)	[1],[2]	(11)	[1],[2]
Weighted-average assumptions, discount rate, percent		5.51%		5.92%			5.51%		5.92%			4.95%		5.41%
Weighted-average assumptions, rate of compensation increase, percent		4.00%		3.50%			4.00%		3.50%
Healthcare cost trend rate assumed for next year, percent												8.00%		8.00%		8.00%
Rate to which the healthcare cost trend rate is assumed to decline (the ultimate trend rate), percent												5.00%		5.00%		5.00%
Year when healthcare cost trend rate reaches the ultimate trend rate												2031		2030
Accumulated other comprehensive income (loss), net actuarial gain (loss)		(522)		(461)			(61)		(49)			(29)		(30)
Accumulated other comprehensive income (loss), prior service (cost) credit		(13)		(20)			6		7			(5)		(5)
Accumulated other comprehensive income (loss), net transition obligation												(8)		(13)
Balance at December 31		$ (535)		$ (481)			$ (55)		$ (42)			$ (42)		$ (48)

[1]	Based on projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for postretirement benefit plan.
[2]	The Corporation recognizes the overfunded and underfunded status of the plans in "accrued income and other assets" and "accrued expenses and other liabilities," respectively, on the consolidated balance sheets.

EMPLOYEE BENEFIT PLANS (Schedule of Changes, Net of Tax, in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Actuarial gain (loss) arising during the period	$ (100)
Amortization of net actuarial gain (loss)	30
Amortization of prior service (cost) credit	5
Amortization of transition obligation	4
Total recognized in other comprehensive income (loss) (net of tax)	(61)
Qualified Plans [Member] | Pension Plans, Defined Benefit [Member]
Actuarial gain (loss) arising during the period	(85)
Amortization of net actuarial gain (loss)	25
Amortization of prior service (cost) credit	6
Amortization of transition obligation
Total recognized in other comprehensive income (loss) (net of tax)	(54)
Non-Qualified Plans [Member] | Pension Plans, Defined Benefit [Member]
Actuarial gain (loss) arising during the period	(15)
Amortization of net actuarial gain (loss)	4
Amortization of prior service (cost) credit	(2)
Amortization of transition obligation
Total recognized in other comprehensive income (loss) (net of tax)	(13)
Postretirement Benefit Plan [Member]
Actuarial gain (loss) arising during the period
Amortization of net actuarial gain (loss)	1
Amortization of prior service (cost) credit	1
Amortization of transition obligation	4
Total recognized in other comprehensive income (loss) (net of tax)	$ 6

EMPLOYEE BENEFIT PLANS (Components of Net Periodic Defined Benefit Cost and Postretirement Benefit Cost, Actual Return (Loss) on Plan Assets and Weighted-Average Assumptions) (Details) (USD  $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2008 Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Non-Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Non-Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2008 Non-Qualified Plans [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Pension Plans, Defined Benefit [Member]	Dec. 31, 2008 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Postretirement Benefit Plan [Member]	Dec. 31, 2009 Postretirement Benefit Plan [Member]	Dec. 31, 2008 Postretirement Benefit Plan [Member]
Service cost		$ 28	$ 28	$ 28	$ 3	$ 4	$ 4
Interest cost		73	69	66	9	9	9				4	5	5
Expected return on plan assets		(116)	(104)	(100)							(3)	(4)	(4)
Amortization of transition obligation											4	4	4
Amortization of prior service (cost) credit		6	6	7	(2)	(2)	(2)				1	1
Amortization of net loss		25	38	4	4	5	4				1	1	1
Recognition of special agreement benefits	4					4
Net periodic defined benefit cost		16	37	5	14	20	15	30	57	20	7	7	6
Actual return (loss) on plan assets		$ 172	$ 200	$ (293)							$ 4	$ 7	$ (10)
Actual rate of return (loss) on plan assets, percentage		13.10%	17.35%	(24.09%)							5.65%	10.74%	(11.36%)
Weighted-average assumptions, discount rate, percent		5.92%	6.03%	6.47%	5.92%	6.03%	6.47%				5.41%	6.20%	6.15%
Weighted-average assumptions, expected long-term return on plan assets, percent		8.00%	8.25%	8.25%							5.00%	5.00%	5.00%
Weighted-average assumptions, rate of compensation increase, percent		3.50%	4.00%	4.00%	3.50%	4.00%	4.00%
Healthcare cost trend rate assumed for next year, percent											8.00%	8.00%	8.00%
Rate to which the healthcare cost trend rate is assumed to decline (the ultimate trend rate), percent											5.00%	5.00%	5.00%
Year when healthcare cost trend rate reaches the ultimate trend rate											2,030	2,028	2,013

EMPLOYEE BENEFIT PLANS (The Estimated Portion of Balances Remaining in Accumulated Other Comprehensive Income (Loss) that are Expected to be Recognized as a Component of Net Periodic Benefit Cost) (Details) (USD  $)
In Millions	12 Months Ended
Dec. 31, 2011
Net loss	$ 41
Transition obligation	4
Prior service cost (credit)	3
Qualified Plans [Member] | Pension Plans, Defined Benefit [Member]
Net loss	35
Prior service cost (credit)	4
Non-Qualified Plans [Member] | Pension Plans, Defined Benefit [Member]
Net loss	5
Prior service cost (credit)	(2)
Postretirement Benefit Plan [Member]
Net loss	1
Transition obligation	4
Prior service cost (credit)	$ 1

EMPLOYEE BENEFIT PLANS (Effect of One-Percentage-Point Change in 2010 Assumed Healthcare and Prescription Drug Cost Trend Rates) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Effect on postretirement benefit obligation, Increase	$ 5
Effect on postretirement benefit obligation, Decrease	$ (5)

EMPLOYEE BENEFIT PLANS (Fair Values of the Corporation's Qualified Defined Benefit Pension Plan Investments Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Fair Value of Plan Investments	$ 1,471	$ 1,331
Level 1 [Member]
Defined Benefit Plan Fair Value of Plan Investments	773	669
Level 1 [Member] | Common Stock | Equity Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	370	318
Level 1 [Member] | Collective investment and mutual funds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	24	20
Level 1 [Member] | Corporate and municipal bonds and notes [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 1 [Member] | Securities purchased under agreement to resell [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 1 [Member] | Derivative [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 1 [Member] | Equity Securities [Member] | Collective investments and mutual funds [Member]
Defined Benefit Plan Fair Value of Plan Investments	181	163
Level 1 [Member] | Fixed Income Securities [Member] | Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 1 [Member] | Fixed Income Securities [Member] | U.S. Treasury and other U.S. government agency securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	198	168
Level 1 [Member] | Private Placement [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 2 [Member]
Defined Benefit Plan Fair Value of Plan Investments	670	634
Level 2 [Member] | Common Stock | Equity Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	1	2
Level 2 [Member] | Collective investment and mutual funds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 2 [Member] | Corporate and municipal bonds and notes [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	311	288
Level 2 [Member] | Securities purchased under agreement to resell [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments		5
Level 2 [Member] | Derivative [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments	1	1
Level 2 [Member] | Equity Securities [Member] | Collective investments and mutual funds [Member]
Defined Benefit Plan Fair Value of Plan Investments	357	332
Level 2 [Member] | Fixed Income Securities [Member] | Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Fair Value of Plan Investments		6
Level 2 [Member] | Fixed Income Securities [Member] | U.S. Treasury and other U.S. government agency securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 2 [Member] | Private Placement [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member]
Defined Benefit Plan Fair Value of Plan Investments	28	28
Level 3 [Member] | Common Stock | Equity Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Collective investment and mutual funds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Corporate and municipal bonds and notes [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Securities purchased under agreement to resell [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Derivative [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Equity Securities [Member] | Collective investments and mutual funds [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Fixed Income Securities [Member] | Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Fixed Income Securities [Member] | U.S. Treasury and other U.S. government agency securities [Member]
Defined Benefit Plan Fair Value of Plan Investments
Level 3 [Member] | Private Placement [Member]
Defined Benefit Plan Fair Value of Plan Investments	28	28
Collective investment and mutual funds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	24	20
Fixed Income Securities [Member] | U.S. Treasury and other U.S. government agency securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	198	168
Corporate and municipal bonds and notes [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	311	288
Fixed Income Securities [Member] | Collateralized Mortgage Obligations [Member]
Defined Benefit Plan Fair Value of Plan Investments		6
Derivative [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments	1	1
Common Stock | Equity Securities [Member]
Defined Benefit Plan Fair Value of Plan Investments	371	320
Securities purchased under agreement to resell [Member] | Other Assets [Member]
Defined Benefit Plan Fair Value of Plan Investments		5
Equity Securities [Member] | Collective investments and mutual funds [Member]
Defined Benefit Plan Fair Value of Plan Investments	538	495
Private Placement [Member]
Defined Benefit Plan Fair Value of Plan Investments	$ 28	$ 28

EMPLOYEE BENEFIT PLANS (Summary of Changes in the Corporation's Qualified Defined Benefit Pension Plan's Level 3 Investments Measured at Fair Value on a Recurring Basis) (Details) (Private Placement [Member], USD  $)
In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Balance at beginning of period	$ 28
Gains (Losses) Realized
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Unrealized Gain Loss Included In Earnings	1	1
Purchases	10	33
Sales	(11)	(6)
Balance at end of period	$ 28	$ 28

EMPLOYEE BENEFIT PLANS (Schedule of Estimated Future Employer Contributions) (Details) (USD $) In Millions	Dec. 31, 2010
Qualified Plans [Member] | Pension Plans, Defined Benefit [Member]
2011	$ 51
2012	54
2013	58
2014	62
2015	66
2016 - 2020	407
Non-Qualified Plans [Member] | Pension Plans, Defined Benefit [Member]
2011	9
2012	9
2013	10
2014	11
2015	11
2016 - 2020	63
Postretirement Benefit Plan [Member]
2011	7	[1]
2012	7	[1]
2013	7	[1]
2014	7	[1]
2015	7	[1]
2016 - 2020	$ 32	[1]

[1]	Estimated benefit payments in the postretirement benefit plan are net of estimated Medicare subsidies.

INCOME TAXES AND TAX-RELATED ITEMS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unrecognized tax benefits	$ 10
Unrecognized tax benefits that would impact the effective tax rate	35	32
Accrued income tax interest payable	5	19
Expense (benefit) recognized in interest and penalties on income tax liabilities	5	(19)	8
Anticipated change within twelve months in unrecognized tax benefits due to settlements of federal and state tax issues	2
Lease income charge			38
Lease income charge after tax			24
Lease income charge reversal period (in years)			17
Income from continuing operations before income taxes	315	(115)	271
Foreign-source income	14
Provision for income taxes on discontinued operations	10	1	1
Income tax provision on securities transactions	1	85	23
Valuation allowance for state and federal deferred tax assets		1
Undistributed earnings related to a foreign subsidiary	146
Repatriated earnings	53
Income tax expense at the federal statutory rate	35.00%	35.00%	35.00%
Federal [Member]
Tax credit carry-forwards (net)	53
Tax credit carryforward, expiration dates	2029
State [Member]
Tax credit carry-forwards (net)	$ 5
Tax credit carryforward, expiration dates	2027

INCOME TAXES AND TAX-RELATED ITEMS (Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefit) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Balance at January 1, 2010
Increases as a result of tax positions taken during a prior period	9
Increase related to settlements with tax authorities	1
Balance at December 31, 2010	$ 10

INCOME TAXES AND TAX-RELATED ITEMS (Tax Years for Significant Jurisdictions that Remain Subject to Examination) (Details)	12 Months Ended
Dec. 31, 2010
Federal Jurisdiction [Member]
Jurisdiction, Tax Years	2008-2009
California Jurisdiction [Member]
Jurisdiction, Tax Years	2001-2009

INCOME TAXES AND TAX-RELATED ITEMS (Current and Deferred Components of the Provision for Income Taxes for Continuing Operations) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
INCOME TAXES AND TAX-RELATED ITEMS
Current Federal	$ 239	$ (28)	$ 126
Current Foreign	6	6	10
Current State and local	12	3	22
Total current	257	(19)	158
Deferred Federal	(202)	(102)	(86)
Deferred State and local		(10)	(13)
Total deferred	(202)	(112)	(99)
Total	$ 55	$ (131)	$ 59

INCOME TAXES AND TAX-RELATED ITEMS (Principal Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses	$ 315	$ 344
Deferred loan origination fees and costs	30	27
Other comprehensive income	221	192
Foreign tax credit	14	13
Tax interest		7
Auction-rate securities	12	24
Other tax credits	51
Other temporary differences, net	65	72
Total deferred tax assets before valuation allowance	708	679
Valuation allowance		(1)
Total deferred tax assets, net of valuation allowance	708	678
Tax interest	(1)
Lease financing transactions	(287)	(458)
Allowance for depreciation	(32)	(42)
Employee benefits	(5)	(20)
Total deferred tax liabilities	(325)	(520)
Net deferred tax asset	$ 383	$ 158

INCOME TAXES AND TAX-RELATED ITEMS (Reconciliation of Expected Income Tax Expense at the Federal Statutory Rate to the Corporation's Provision for Income Taxes for Continuing Operations) (Details) (USD  $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Tax based on federal statutory, amount	$ 110	$ (40)	$ 95
Tax based on federal statutory, rate	35.00%	35.00%	35.00%
State income taxes, amount	7	(5)	5
State income taxes, rate	2.40%	3.90%	2.00%
Affordable housing and historic credits, amount	(49)	(46)	(45)
Affordable housing and historic credits, rate	(15.60%)	40.20%	(16.50%)
Bank-owned life insurance, amount	(15)	(14)	(15)
Bank-owned life insurance, rate	(4.90%)	12.00%	(5.50%)
Disallowance of foreign tax credit, amount			9
Disallowance of foreign tax credit, rate			3.20%
Termination of structured leasing transactions, amount		(11)
Termination of structured leasing transactions, rate		9.80%
Other changes in unrecognized tax benefits, amount	2	1	10
Other changes in unrecognized tax benefits, rate	0.60%	(1.10%)	3.70%
Interest on income tax liabilities, amount	3	(13)	6
Interest on income tax liabilities, rate	1.00%	10.90%	2.00%
Other, amount	(3)	(3)	(6)
Other, rate	(1.00%)	3.00%	(2.20%)
Provision (benefit) for income taxes, amount	$ 55	$ (131)	$ 59
Provision (benefit) for income taxes, rate	17.50%	113.70%	21.70%

TRANSACTIONS WITH RELATED PARTIES (Narrative) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Aggregate amount of loans to related parties at January 1, 2010	$ 342
Aggregate amount of loans to related parties at December 31, 2010	288
New loans to related parties	569
Repayments from related parties	$ 623

REGULATORY CAPITAL AND RESERVE REQUIREMENTS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REGULATORY CAPITAL AND RESERVE REQUIREMENTS
Average required reserve balances	$ 311	$ 290
Dividends available to be paid to parent company without obtaining prior approval from bank regulatory agencies	364
Dividends from bank subsidiaries	$ 28	$ 49	$ 264
Total risk-based capital	10.00%	10.00%
Tier1 risk-based capital	6.00%	6.00%
Leverage ratio	5.00%	5.00%

REGULATORY CAPITAL AND RESERVE REQUIREMENTS (Summary of Capital Position) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Tier 1 capital to risk-weighted assets -minimum	4.00%	4.00%
Total capital to risk-weighted assets - minimum	8.00%	8.00%
Tier 1 capital to average assets - minimum	3.00%	3.00%
Comerica Bank [Member]
Tier 1 capital	$ 6,073,000,000	$ 5,763,000,000
Total capital	8,455,000,000	8,226,000,000
Risk-weighted assets	59,278,000,000	61,566,000,000
Average assets (fourth quarter)	53,306,000,000	57,837,000,000
Tier 1 capital to risk-weighted assets	10.24%	9.36%
Total capital to risk-weighted assets	14.26%	13.36%
Tier 1 capital to average assets	11.39%	9.96%
Comerica Incorporated [Member]
Tier 1 capital	6,027,000,000	7,704,000,000
Total capital	8,651,000,000	10,468,000,000
Risk-weighted assets	59,506,000,000	61,815,000,000
Average assets (fourth quarter)	53,541,000,000	58,153,000,000
Tier 1 capital to risk-weighted assets	10.13%	12.46%
Total capital to risk-weighted assets	14.54%	16.93%
Tier 1 capital to average assets	11.26%	13.25%
Tier 1 capital-minimum (consolidated)	2,400,000,000	2,500,000,000
Total capital - minimum (consolidated)	$ 4,800,000,000	$ 4,900,000,000

CONTINGENT LIABILITIES (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Litigation-related expense	$ 2

BUSINESS SEGMENT INFORMATION (Business Segment Financial Results) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009		Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Net interest income (expense) (FTE)											$ 1,651		$ 1,575		$ 1,821
Provision for loan losses	57		122	126	175	256		311	312	203	480		1,082		686
Noninterest income											789		1,050		893
Noninterest expenses	437		402	397	404	425		399	429	397	1,640		1,650		1,751
Provision (benefit) for income taxes (FTE)											60		(123)		65
Income from discontinued operations, net of tax					17					1	17		1		1
Net income (loss)	96		59	70	52	(29)		19	18	9	277		17		213
Net credit-related charge-offs	564					869					564		869		472
Assets, average	55,553					62,809					55,553		62,809		65,185
Loans, average	40,517					46,162					40,517		46,162		51,765
Deposits, average	39,486					40,091					39,486		40,091		42,003
Liabilities, average	49,485					55,710					49,485		55,710		59,743
Attributed equity, average	6,068					7,099					6,068		7,099		5,442
Return on average assets, ratio	0.50%					0.03%	[1]				0.50%		0.03%	[1]	0.33%	[1]
Return on average attributed equity, ratio											2.74%		(2.37%)		3.79%
Net interest margin, ratio	3.24%					2.72%	[2]				3.24%		2.72%	[2]	3.02%	[2]
Efficiency ratio	67.30%					69.25%					67.30%		69.25%		66.17%
Net charge related to repurchase of auction-rate securities															88
Net charge related to repurchase of auction-rate securities, after-tax															56
Business Bank [Member]
Net interest income (expense) (FTE)											1,370		1,328		1,277
Provision for loan losses											286		860		543
Noninterest income											303		291		302
Noninterest expenses											632		638		709
Provision (benefit) for income taxes (FTE)											226		(26)		90
Net income (loss)											529		147		237
Net credit-related charge-offs	424					712					424		712		392
Assets, average	30,673					36,102					30,673		36,102		41,786
Loans, average	30,286					35,402					30,286		35,402		40,867
Deposits, average	19,001					15,395					19,001		15,395		14,993
Liabilities, average	18,979					15,605					18,979		15,605		15,706
Attributed equity, average	3,047					3,385					3,047		3,385		3,276
Return on average assets, ratio	1.73%	[1]				0.41%	[1]				1.73%	[1]	0.41%	[1]	0.57%	[1]
Return on average attributed equity, ratio											17.38%		4.35%		7.24%
Net interest margin, ratio	4.52%	[2]				3.75%	[2]				4.52%	[2]	3.75%	[2]	3.12%	[2]
Efficiency ratio	37.77%					39.40%					37.77%		39.40%		45.29%
Retail Bank [Member]
Net interest income (expense) (FTE)											531		510		566
Provision for loan losses											105		143		123
Noninterest income											174		190		258
Noninterest expenses											648		642		645
Provision (benefit) for income taxes (FTE)											(17)		(37)		22
Net income (loss)											(31)		(48)		34
Net credit-related charge-offs	88					119					88		119		64
Assets, average	5,865					6,566					5,865		6,566		7,074
Loans, average	5,386					6,007					5,386		6,007		6,342
Deposits, average	16,974					17,409					16,974		17,409		16,965
Liabilities, average	16,937					17,378					16,937		17,378		16,961
Attributed equity, average	620					635					620		635		676
Return on average assets, ratio	(0.18%)	[1]				(0.27%)	[1]				(0.18%)	[1]	(0.27%)	[1]	0.19%	[1]
Return on average attributed equity, ratio											(5.02%)		(7.63%)		4.98%
Net interest margin, ratio	3.13%	[2]				2.93%	[2]				3.13%	[2]	2.93%	[2]	3.34%	[2]
Efficiency ratio	91.26%					91.69%					91.26%		91.69%		83.21%
Wealth & Institutional Management [Member]
Net interest income (expense) (FTE)											170		161		148	[3]
Provision for loan losses											90		62		25	[3]
Noninterest income											240		269		292	[3]
Noninterest expenses											324		302		422	[3]
Provision (benefit) for income taxes (FTE)											(1)		23		(3)	[3]
Net income (loss)											(3)		43		(4)	[3]
Net credit-related charge-offs	52					38					52		38		16	[3]
Assets, average	4,863					4,883					4,863		4,883		4,689	[3]
Loans, average	4,819					4,758					4,819		4,758		4,542	[3]
Deposits, average	2,762					2,654					2,762		2,654		2,433	[3]
Liabilities, average	2,744					2,645					2,744		2,645		2,451	[3]
Attributed equity, average	399					365					399		365		336	[3]
Return on average assets, ratio	(0.06%)	[1]				0.87%	[1]				(0.06%)	[1]	0.87%	[1]	(0.09%)	[1],[3]
Return on average attributed equity, ratio											(0.77%)		11.71%		(1.31%)	[3]
Net interest margin, ratio	3.53%	[2]				3.35%	[2]				3.53%	[2]	3.35%	[2]	3.23%	[2],[3]
Efficiency ratio	80.52%					72.60%					80.52%		72.60%		96.97%	[3]
Finance [Member]
Net interest income (expense) (FTE)											(424)		(461)		(147)
Noninterest income											60		292		68
Noninterest expenses											18		17		11
Provision (benefit) for income taxes (FTE)											(148)		(76)		(42)
Net income (loss)											(234)		(110)		(48)
Assets, average	9,256					11,777					9,256		11,777		10,011
Loans, average	26					1					26		1		1
Deposits, average	638					4,564					638		4,564		7,252
Liabilities, average	9,917					19,586					9,917		19,586		23,893
Attributed equity, average	1,010					1,043					1,010		1,043		927
Return on average assets, ratio		[1]					[1]					[1]		[1]
Return on average attributed equity, ratio
Net interest margin, ratio		[2]					[2]					[2]		[2]
Efficiency ratio
Other [Member]
Net interest income (expense) (FTE)											4		37		(23)
Provision for loan losses											(1)		17		(5)
Noninterest income											12		8		(27)
Noninterest expenses											18		51		(36)
Provision (benefit) for income taxes (FTE)													(7)		(2)
Income from discontinued operations, net of tax											17		1		1
Net income (loss)											16		(15)		(6)
Assets, average	4,896					3,481					4,896		3,481		1,625
Loans, average						(6)							(6)		13
Deposits, average	111					69					111		69		360
Liabilities, average	908					496					908		496		732
Attributed equity, average	$ 992					$ 1,671					$ 992		$ 1,671		$ 227
Return on average assets, ratio		[1]					[1]					[1]		[1]
Return on average attributed equity, ratio
Net interest margin, ratio		[2]					[2]					[2]		[2]
Efficiency ratio

[1]	Return on average assets is calculated based on the greater of average assets or average liabilities and attributed equity.
[2]	Net interest margin is calculated based on the greater of average earning assets or average deposits and purchased funds.
[3]	2008 included an $88 million net charge ( $56 million, after-tax) related to the repurchase of auction-rate securities from customers.

BUSINESS SEGMENT INFORMATION (Market Segment Financial Results) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009		Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Net interest income (expense) (FTE)										$ 1,651	$ 1,575		$ 1,821
Provision for loan losses	57	122	126	175	256		311	312	203	480	1,082		686
Noninterest income										789	1,050		893
Noninterest expenses	437	402	397	404	425		399	429	397	1,640	1,650		1,751
Provision (benefit) for income taxes (FTE)										60	(123)		65
Income from discontinued operations, net of tax				17					1	17	1		1
Net income (loss)	96	59	70	52	(29)		19	18	9	277	17		213
Net credit-related charge-offs	564				869					564	869		472
Assets, average	55,553				62,809					55,553	62,809		65,185
Loans, average	40,517				46,162					40,517	46,162		51,765
Deposits, average	39,486				40,091					39,486	40,091		42,003
Liabilities, average	49,485				55,710					49,485	55,710		59,743
Attributed equity, average	6,068				7,099					6,068	7,099		5,442
Return on average assets, ratio	0.50%				0.03%	[1]				0.50%	0.03%	[1]	0.33%	[1]
Return on average attributed equity, ratio										2.74%	(2.37%)		3.79%
Net interest margin, ratio	3.24%				2.72%	[2]				3.24%	2.72%	[2]	3.02%	[2]
Efficiency ratio	67.30%				69.25%					67.30%	69.25%		66.17%
Net charge related to repurchase of auction-rate securities													88
Net charge related to repurchase of auction-rate securities, after-tax													56
Midwest [Member]
Net interest income (expense) (FTE)										816	801		771
Provision for loan losses										199	437		155
Noninterest income										397	434		523
Noninterest expenses										751	758		809
Provision (benefit) for income taxes (FTE)										92			126
Net income (loss)										171	40		204
Net credit-related charge-offs	211				345					211	345		152
Assets, average	14,694				17,203					14,694	17,203		19,438
Loans, average	14,510				16,592					14,510	16,592		18,719
Deposits, average	17,697				17,105					17,697	17,105		16,026
Liabilities, average	17,681				17,323					17,681	17,323		16,658
Attributed equity, average	1,427				1,557					1,427	1,557		1,634
Return on average assets, ratio	0.90%				0.21%	[1]				0.90%	0.21%	[1]	1.05%	[1]
Return on average attributed equity, ratio										12.03%	2.60%		12.46%
Net interest margin, ratio	4.59%				4.68%	[2]				4.59%	4.68%	[2]	4.10%	[2]
Efficiency ratio	61.69%				61.33%					61.69%	61.33%		65.32%
Western [Member]
Net interest income (expense) (FTE)										639	623		668
Provision for loan losses										148	358		379
Noninterest income										135	133		139
Noninterest expenses										432	434		450
Provision (benefit) for income taxes (FTE)										80	(20)		(2)
Net income (loss)										114	(16)		(20)
Net credit-related charge-offs	212				327					212	327		241
Assets, average	12,904				14,479					12,904	14,479		16,855
Loans, average	12,705				14,281					12,705	14,281		16,565
Deposits, average	12,031				11,104					12,031	11,104		11,918
Liabilities, average	11,958				11,022					11,958	11,022		11,894
Attributed equity, average	1,320				1,378					1,320	1,378		1,339
Return on average assets, ratio	0.86%				(0.11%)	[1]				0.86%	(0.11%)	[1]	(0.12%)	[1]
Return on average attributed equity, ratio										8.68%	(1.17%)		(1.52%)
Net interest margin, ratio	5.03%				4.36%	[2]				5.03%	4.36%	[2]	4.03%	[2]
Efficiency ratio	55.75%				57.46%					55.75%	57.46%		55.97%
Texas [Member]
Net interest income (expense) (FTE)										318	298		292
Provision for loan losses										48	85		51
Noninterest income										91	86		94
Noninterest expenses										253	238		246
Provision (benefit) for income taxes (FTE)										38	21		36
Net income (loss)										70	40		53
Net credit-related charge-offs	47				53					47	53		25
Assets, average	6,687				7,604					6,687	7,604		8,039
Loans, average	6,480				7,384					6,480	7,384		7,776
Deposits, average	5,320				4,512					5,320	4,512		4,023
Liabilities, average	5,309				4,516					5,309	4,516		4,040
Attributed equity, average	667				697					667	697		627
Return on average assets, ratio	1.04%				0.52%	[1]				1.04%	0.52%	[1]	0.66%	[1]
Return on average attributed equity, ratio										10.43%	5.65%		8.45%
Net interest margin, ratio	4.90%				4.03%	[2]				4.90%	4.03%	[2]	3.74%	[2]
Efficiency ratio	61.88%				61.93%					61.88%	61.93%		64.60%
Florida [Member]
Net interest income (expense) (FTE)										43	44		47
Provision for loan losses										33	59		40
Noninterest income										14	12		16
Noninterest expenses										44	37		42
Provision (benefit) for income taxes (FTE)										(7)	(17)		(6)
Net income (loss)										(13)	(23)		(13)
Net credit-related charge-offs	30				48					30	48		27
Assets, average	1,567				1,741					1,567	1,741		1,896
Loans, average	1,578				1,745					1,578	1,745		1,892
Deposits, average	376				311					376	311		288
Liabilities, average	363				300					363	300		283
Attributed equity, average	164				173					164	173		130
Return on average assets, ratio	(0.86%)				(1.34%)	[1]				(0.86%)	(1.34%)	[1]	(0.70%)	[1]
Return on average attributed equity, ratio										(8.20%)	(13.54%)		(10.26%)
Net interest margin, ratio	2.68%				2.50%	[2]				2.68%	2.50%	[2]	2.46%	[2]
Efficiency ratio	77.99%				66.96%					77.99%	66.96%		67.78%
Other Markets [Member]
Net interest income (expense) (FTE)										182	164		152	[3]
Provision for loan losses										60	93		62	[3]
Noninterest income										45	52		49	[3]
Noninterest expenses										90	84		188	[3]
Provision (benefit) for income taxes (FTE)										(23)	(38)		(63)	[3]
Net income (loss)										100	77		14	[3]
Net credit-related charge-offs	59				78					59	78		26	[3]
Assets, average	3,922				4,570					3,922	4,570		4,972	[3]
Loans, average	3,653				4,256					3,653	4,256		4,560	[3]
Deposits, average	2,160				1,598					2,160	1,598		1,387	[3]
Liabilities, average	2,193				1,650					2,193	1,650		1,493	[3]
Attributed equity, average	340				416					340	416		401	[3]
Return on average assets, ratio	2.56%				1.67%	[1]				2.56%	1.67%	[1]	0.29%	[1],[3]
Return on average attributed equity, ratio										29.54%	18.41%		3.58%	[3]
Net interest margin, ratio	5.02%				3.85%	[2]				5.02%	3.85%	[2]	3.30%	[2],[3]
Efficiency ratio	40.84%				41.82%					40.84%	41.82%		95.59%	[3]
International [Member]
Net interest income (expense) (FTE)										73	69		61
Provision for loan losses										(7)	33		4
Noninterest income										35	33		31
Noninterest expenses										34	31		41
Provision (benefit) for income taxes (FTE)										28	14		18
Net income (loss)										53	24		29
Net credit-related charge-offs	5				18					5	18		1
Assets, average	1,627				1,954					1,627	1,954		2,349
Loans, average	1,565				1,909					1,565	1,909		2,239
Deposits, average	1,153				828					1,153	828		749
Liabilities, average	1,156				817					1,156	817		750
Attributed equity, average	148				164					148	164		157
Return on average assets, ratio	3.23%				1.25%	[1]				3.23%	1.25%	[1]	1.25%	[1]
Return on average attributed equity, ratio										35.50%	14.93%		18.69%
Net interest margin, ratio	4.54%				3.53%	[2]				4.54%	3.53%	[2]	2.66%	[2]
Efficiency ratio	31.55%				30.31%					31.55%	30.31%		43.80%
Finance & Other Business [Member]
Net interest income (expense) (FTE)										(420)	(424)		(170)
Provision for loan losses										(1)	17		(5)
Noninterest income										72	300		41
Noninterest expenses										36	68		(25)
Provision (benefit) for income taxes (FTE)										(148)	(83)		(44)
Income from discontinued operations, net of tax										17	1		1
Net income (loss)										(218)	(125)		(54)
Assets, average	14,152				15,258					14,152	15,258		11,636
Loans, average	26				(5)					26	(5)		14
Deposits, average	749				4,633					749	4,633		7,612
Liabilities, average	10,825				20,082					10,825	20,082		24,625
Attributed equity, average	$ 2,002				$ 2,714					$ 2,002	$ 2,714		$ 1,154
Return on average assets, ratio						[1]						[1]		[1]
Return on average attributed equity, ratio
Net interest margin, ratio						[2]						[2]		[2]
Efficiency ratio

[1]	Return on average assets is calculated based on the greater of average assets or average liabilities and attributed equity.
[2]	Net interest margin is calculated based on the greater of average earning assets or average deposits and purchased funds.
[3]	2008 included an $88 million net charge ( $56 million, after-tax) related to the repurchase of auction-rate securities from customers.

PARENT COMPANY FINANCIAL STATEMENTS (Balance Sheets) (Details) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and due from subsidiary bank	$ 668	$ 774
Other short-term investments	141	138
Premises and equipment	630	644
Other assets	3,909	4,247
Total assets	53,667	59,249
Medium- and long-term debt	6,138	11,060
Other liabilities	1,126	1,022
Total liabilities	47,874	52,220
Fixed rate cumulative perpetual preferred stock, series F, no par value, $1,000 liquidation value per share: Authorized - 2,250,000 shares at 12/31/09, Issued - 2,250,000 shares at 12/31/09		2,151
Fixed rate cumulative perpetual preferred stock, no par value		$ 0
Fixed rate cumulative perpetual preferred stock, liquidation preference per share		$ 1,000
Fixed rate cumulative perpetual preferred stock, authorized shares		2,250,000
Fixed rate cumulative perpetual preferred stock, issued shares		2,250,000
Common stock - $5 par value: Authorized - 325,000,000 shares, Issued - 203,878,110 shares at 12/31/10 and 178,735,252 shares at 12/31/09	1,019	894
Common stock - par value	$ 5	$ 5
Common stock, authorized shares	325,000,000	325,000,000
Common stock, issued shares	203,878,110	178,735,252
Capital surplus	1,481	740
Accumulated other comprehensive loss	(389)	(336)	(309)
Retained earnings	5,247	5,161
Less cost of common stock in treasury -27,342,518 shares at 12/31/10 and 27,555,623 shares at 12/31/09	(1,565)	(1,581)
Common stock in treasury - shares	27,342,518	27,555,623
Total shareholders' equity	5,793	7,029	7,152	5,117
Total liabilities and shareholders' equity	53,667	59,249
Parent Company [Member]
Cash and due from subsidiary bank		5
Short-term investments with subsidiary bank	327	2,150
Other short-term investments	86	86
Investment in subsidiaries, principally banks	5,957	5,710
Premises and equipment	4	4
Other assets	181	186
Total assets	6,555	8,141
Medium- and long-term debt	635	986
Other liabilities	127	126
Total liabilities	762	1,112
Fixed rate cumulative perpetual preferred stock, series F, no par value, $1,000 liquidation value per share: Authorized - 2,250,000 shares at 12/31/09, Issued - 2,250,000 shares at 12/31/09		2,151
Fixed rate cumulative perpetual preferred stock, no par value
Fixed rate cumulative perpetual preferred stock, liquidation preference per share		$ 1,000
Fixed rate cumulative perpetual preferred stock, authorized shares		2,250,000
Fixed rate cumulative perpetual preferred stock, issued shares		2,250,000
Common stock - $5 par value: Authorized - 325,000,000 shares, Issued - 203,878,110 shares at 12/31/10 and 178,735,252 shares at 12/31/09	1,019	894
Common stock - par value	$ 5	$ 5
Common stock, authorized shares	325,000,000	325,000,000
Common stock, issued shares	203,878,110	178,735,252
Capital surplus	1,481	740
Accumulated other comprehensive loss	(389)	(336)
Retained earnings	5,247	5,161
Less cost of common stock in treasury -27,342,518 shares at 12/31/10 and 27,555,623 shares at 12/31/09	(1,565)	(1,581)
Common stock in treasury - shares	27,342,518	27,555,623
Total shareholders' equity	5,793	7,029
Total liabilities and shareholders' equity	$ 6,555	$ 8,141

PARENT COMPANY FINANCIAL STATEMENTS (Statements of Income) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other interest income									$ 10	$ 9	$ 13
Other noninterest income									91	112	82
Interest on medium- and long-term debt									91	164	415
Salaries and employee benefits									919	897	975
Net occupancy expense									162	162	156
Equipment expense									63	62	62
Other noninterest expenses									146	134	172
Provision (benefit) for income taxes	30	7	23	(5)	(42)	(29)	(59)	(1)	55	(131)	59
Net Income	96	59	70	52	(29)	19	18	9	277	17	213
Preferred stock dividends				123	33	34	34	33	123	134	17
Net income (loss) attributable to common shares	95	59	69	(71)	(62)	(16)	(16)	(24)	153	(118)	192
Parent Company [Member]
Dividends from subsidiaries									34	59	267
Other interest income									1	4	4
Intercompany management fees									104	44	156
Other noninterest income									5	6	(32)
Total income									144	113	395
Interest on medium- and long-term debt									30	42	50
Salaries and employee benefits									105	88	74
Net occupancy expense									8	9	8
Equipment expense									1	1	1
Other noninterest expenses									56	47	55
Total expenses									200	187	188
Income (loss) before provision (benefit) for income taxes and equity in undistributed earnings of subsidiaries									(56)	(74)	207
Provision (benefit) for income taxes									(31)	(47)	(25)
Income (loss) before equity in undistributed earnings of subsidiaries									(25)	(27)	232
Equity in undistributed earnings (losses) of subsidiaries, principally banks									302	44	(19)
Net Income									277	17	213
Preferred stock dividends									123	134	17
Income allocated to participating securities									1	1	4
Net income (loss) attributable to common shares									$ 153	$ (118)	$ 192

PARENT COMPANY FINANCIAL STATEMENTS (Statements of Cash Flows) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income	$ 277	$ 17	$ 213
Depreciation and software amortization	124	122	114
Share-based compensation expense	32	32	51
Provision for deferred income taxes	(202)	(112)	(99)
Excess tax benefits from share-based compensation arrangements	(1)
Other, net	(486)	445	(137)
Net cash provided by operating activities	1,286	91	862
Net increase in fixed assets	(92)	(74)	(166)
Net cash provided by investing activities	1,206	9,469	(3,417)
Proceeds from issuance of medium- and long-term debt	298		8,000
Repayments of medium- and long-term debt	(2,610)	(3,683)	(2,000)
Proceeds from issuance of common stock	849
Redemption of preferred stock	(2,250)
Proceeds from issuance of preferred stock and related warrant			2,250
Proceeds from issuance of common stock under employee stock plans	5		1
Excess tax benefits from share-based compensation arrangements	1
Purchase of common stock for treasury	(4)	(1)	(1)
Dividends paid on common stock	(34)	(72)	(395)
Dividends paid on preferred stock	(38)	(113)
Net cash (used in) provided by financing activities	(6,026)	(7,366)	4,464
Net (decrease) increase in cash and cash equivalents	(3,534)	2,194	1,909
Cash and cash equivalents at beginning of year	5,617	3,423	1,514
Cash and cash equivalents at end of year	2,083	5,617	3,423
Interest paid	227	619	1,266
Income taxes recovered	108	251	241
Parent Company [Member]
Net income	277	17	213
Undistributed (earnings) losses of subsidiaries, principally banks (including discontinued operations)	(302)	(44)	19
Depreciation and software amortization	1	1	1
Share-based compensation expense	12	12	18
Provision for deferred income taxes	3	1	(10)
Excess tax benefits from share-based compensation arrangements	(1)
Other, net	18	14	19
Net cash provided by operating activities	8	1	260
Net proceeds from private equity and venture capital investments	3		2
Net increase in fixed assets			(2)
Net cash provided by investing activities	3
Proceeds from issuance of medium- and long-term debt	298
Repayments of medium- and long-term debt	(666)
Proceeds from issuance of common stock	849
Redemption of preferred stock	(2,250)
Proceeds from issuance of preferred stock and related warrant			2,250
Proceeds from issuance of common stock under employee stock plans	5		1
Excess tax benefits from share-based compensation arrangements	1
Purchase of common stock for treasury	(4)	(1)	(1)
Dividends paid on common stock	(34)	(72)	(395)
Dividends paid on preferred stock	(38)	(113)
Net cash (used in) provided by financing activities	(1,839)	(186)	1,855
Net (decrease) increase in cash and cash equivalents	(1,828)	(185)	2,115
Cash and cash equivalents at beginning of year	2,155	2,340	225
Cash and cash equivalents at end of year	327	2,155	2,340
Interest paid	40	44	51
Income taxes recovered	$ (35)	$ (45)	$ (3)

SALES OF BUSINESSES/DISCONTINUED OPERATIONS (Narrative) (Details) (USD $) In Millions	3 Months Ended
Mar. 31, 2010
Cash settlement of contingent note receivable	$ 35
Gain from disposal of discontinued operation	27
Gain from disposal of discontinued operations, net of tax	$ 17

SALES OF BUSINESSES/DISCONTINUED OPERATIONS (Net Income from Discontinued Operations) (Details) (USD $) In Millions, except Per Share data	3 Months Ended		12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from discontinued operations before income taxes			$ 27	$ 2	$ 2
Provision for income taxes			10	1	1
Net income from discontinued operations	$ 17	$ 1	$ 17	$ 1	$ 1
Basic			$ 0.11	$ 0.01	$ 0.01
Diluted			$ 0.1	$ 0.01

SUMMARY OF QUARTERLY FINANCIAL STATEMENTS (UNAUDITED) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SUMMARY OF QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)
Interest income	$ 445	$ 456	$ 476	$ 476	$ 479	$ 511	$ 552	$ 563	$ 1,853	$ 2,105	$ 3,051
Interest expense	40	52	54	61	83	126	150	179	207	538	1,236
Net interest income	405	404	422	415	396	385	402	384	1,646	1,567	1,815
Provision for loan losses	57	122	126	175	256	311	312	203	480	1,082	686
Net securities gains			1	2	10	107	113	13	3	243	67
Noninterest income (excluding net securities gains)	215	186	193	192	204	208	185	210
Noninterest expenses	437	402	397	404	425	399	429	397	1,640	1,650	1,751
Provision (benefit) for income taxes	30	7	23	(5)	(42)	(29)	(59)	(1)	55	(131)	59
Income from continuing operations, net of tax	96	59	70	35	(29)	19	18	8	260	16	212
Income from discontinued operations, net of tax				17				1	17	1	1
Net income	96	59	70	52	(29)	19	18	9	277	17	213
Preferred stock dividends				123	33	34	34	33	123	134	17
Income allocated to participating securities	1		1			1			1	1	4
Net income (loss) attributable to common shares	$ 95	$ 59	$ 69	$ (71)	$ (62)	$ (16)	$ (16)	$ (24)	$ 153	$ (118)	$ 192
Basic income (loss) from continuing operations per common share	$ 0.54	$ 0.34	$ 0.4	$ (0.57)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.17)	$ 0.79	$ (0.8)	$ 1.28
Basic net income (loss) per common share	$ 0.54	$ 0.34	$ 0.4	$ (0.46)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.16)	$ 0.9	$ (0.79)	$ 1.29
Diluted income (loss) from continuing operations per common share	$ 0.53	$ 0.33	$ 0.39	$ (0.57)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.17)	$ 0.78	$ (0.8)	$ 1.28
Diluted net income (loss) per common share	$ 0.53	$ 0.33	$ 0.39	$ (0.46)	$ (0.42)	$ (0.1)	$ (0.11)	$ (0.16)	$ 0.88	$ (0.79)	$ 1.28